  As filed with the Securities and Exchange Commission on September 29, 2000
                                            Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
                    Post-Effective Amendment No. 35             [X]

     REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940                                        [X]
                              Amendment No. 36                  [X]

                               FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

                                 (888) 799-5353
              (Registrant's Telephone Number, including Area Code)

                               Jeffrey C. Cusick
                                 Vice President
                               Fifth Third Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Name and Address of Agent for Service)

                                with a copy to:

                               Martin E. Lybecker
                                  Ropes & Gray
                              One Franklin Square
                         1301 K Street, Suite 800 East
                              Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to        [_] On (date) pursuant to
     paragraph (b)                                  paragraph (a)


[_]  60 days after filing pursuant to           [X] On November 30, 2000 pursuant
     paragraph (a)(1)                               paragraph (a)(1)


[_]  75 days after filing pursuant to           [_]  On (date) pursuant to paragraph (a)(2)
     paragraph (a)(2) of Rule                        485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Fifth Third Funds              Table of Contents

               Objectives, Strategies and Risks

               3                                  Overview
               4                                  The Funds

               Shareholder Fees and Fund Expenses


               10                                 Fee Tables
               11                                 Expense Examples

               Additional Information About The Funds' Investments


               12

               Fund Management


               14                                 Investment Advisor
               14                                 Fund Administration

               Shareholder Information


               15                                 Purchasing and Selling Fund
                                                  Shares
               15                                 Purchasing and Adding to Your
                                                  Shares
               17                                 Selling Your Shares
               19                                 Exchanging Your Shares
               20                                 Distribution Arrangements/Sales
                                                  Charges
               20                                 Dividends and Capital Gains
               20                                 Taxation

               Financial Highlights

               22

               Back Cover
                                                  Where to learn more about
                                                  Fifth Third Funds

Objectives, Strategies And Risks

Overview

This section provides important information about Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, and Fifth Third Tax Exempt Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

  . the investment objective

  . principal investment strategies

  . principal risks, and

  . volatility and performance information

All Funds are managed by Fifth Third Bank.

Fifth Third Government Money Market Fund LOGO

Fundamental Objective
                      High current income consistent with stability of principal and liquidity.



Principal Investment
Strategies

                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                      The Fund invests at least 95% of total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be securities issued or guaranteed as to principal or interest by the U.S. Treasury or another U.S. government agency or instrumentality.

                      The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                      The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Government Money Market Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                          1992    3.36
                          1993    2.69
                          1994    3.84
                          1995    5.51
                          1996    4.96
                          1997    5.10
                          1998                                        4.92
                          1999                                       [    ]


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.





Best quarter:                                               Q[_] [ [_]%
                                                                 ]
Worst quarter:                                              Q[_] [ [_]%
                                                                 ]
Year to Date Return (1/1/00 to 9/30/00): [_]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                    Inception  Past Year Past 5 Years Past 10 Years   Since
                       Date                                         Inception


Investment A Shares  11/25/91     [_]%        [_]%         [_]%        [_]%


To obtain current yield information, call 1-888-799-5353.

Fifth Third Prime Money Market Fund LOGO

Fundamental Objective

                      Current income consistent with stability of principal.

Principal Investment
Strategies

                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                      The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality.

                      The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                      The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Prime Money Market Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                        1993    2.69
                        1994    3.83
                        1995    5.60
                        1996    5.04
                        1997    5.21
                        1998                                          5.05
                        1999                                        [     ]


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



Best quarter:                                                  Q[_] [ [_]%
                                                                    ]
Worst quarter:                                                 Q[_] [ [_]%
                                                                    ]
Year to Date Return (1/1/00 to 9/30/00): [_]%


Average Annual Total Returns (for the periods ended December 31, 1999)


                       Inception Past Year Past 5 Years Past 10 Years   Since
                          Date                                        Inception

 Investment A Shares     8/11/92    [_]%        [_]%         [_]%        [_]%

  Investment B Shares/1/            [_]%        [_]%         [_]%        [_]%


/1/ Because Investment B shares commenced operations on and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.

To obtain current yield information, call 1-888-799-5353.

Fifth Third Tax Exempt Money Market Fund LOGO

Fundamental Objective
                      Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

Principal Investment
Strategies

                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                      The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. At least 80% of its total assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                      . general obligation bonds where principal and interest
                        are paid from general tax revenues received by the issuer;

                      . revenue bonds, where principal and interest are paid
                        only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                      . industrial development bonds, where principal and
                        interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                      The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                      The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and
                      principal payments on its debt securities.   Tax risk
                      involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Tax Exempt Money Market Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                               1990    5.14
                               1991    3.95
                               1992    2.42
                               1993    1.81
                               1994    2.10
                               1995    2.95
                               1996    2.72
                               1997    2.75
                               1998    2.68
                               1999    [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                              Q[_] [ [_]%
                                                                ]
Worst quarter:                                             Q[_] [ [_]%
                                                                ]
Year to Date Return (1/1/00 to 9/30/00): [_]%


Average Annual Total Returns (for the periods ended December 31, 1999)

                       Inception Past Year Past 5 Years Past 10 Years  Since
                          Date                                       Inception

Investment A Shares/1/   9/7/83      [_]%      [_]%         [_]%        [_]%


To obtain current yield information, call 1-888-799-5353.


/1/ For the period prior to September 21, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, that fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Tax Exempt Money Market Fund.

Shareholder Fees and Fund Expenses LOGO

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Investment A Shares or Investment B Shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.


Shareholder Fees

                                                                             Money Market Funds--Fee Table
                                                                    ------------------------------------------------
                                                                     Fifth Third      Fifth Third       Fifth Third
                                                                     Government       Prime Money       Tax Exempt
                                                                    Money Market         Market        Money Market
                                                                        Fund              Fund             Fund
                                                                          A           A         B            A

Maximum Sales Charge (Load) Imposed on Purchases                        None         None      None        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None         None      None        None
Maximum Deferred Sales Load/1/                                          None         None      5.00%       None


Annual Fund Operating Expenses
(as a percentage of average net assets)


Management fees                                                         0.40%        0.40%     0.40%       0.50%
Distribution/Service (12b-1) fees/2/                                    0.25%        0.25%     1.00%       0.25%
Other expenses                                                           [_]%         [_]%      [_]%        [_]%

Total Annual Fund Operating Expenses                                     [_]%         [_]%      [_]%        [_]%

Fee Waivers/3/                                                           [_]%         [_]%      [_]%        [_]%
Net Total Annual Fund Operating Expenses                                 [_]%         [_]%      [_]%        [_]%


/1/ 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Certain service organizations may receive fees from the Fund in amounts up to/ an annual rate of 0.25% of the daily net asset value of the fund shares owned by shareholders with whom the service organization has a servicing relationship.

/3/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001. [CONFIRM]
                                              ---------

Shareholder Fees and Fund Expenses LOGO


Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Money Market Funds

               Fifth Third Government           1          3          5          10
               Money Market Fund               Year      Years      Years       Years
               Investment A Shares           $[    ]    $[    ]    $[    ]     $[    ]


               Fifth Third Prime                1          3          5          10
               Money Market Fund               Year      Years      Years       Years
               Investment A Shares           $[    ]    $[    ]    $[    ]     $[    ]

               Investment B Shares
                Assuming Redemption          $[    ]    $[    ]    $[    ]     $[    ]
                Assuming no Redemption       $[    ]    $[    ]    $[    ]     $[    ]


               Fifth Third Tax Exempt           1          3          5          10
               Money Market Fund               Year      Years      Years       Years
               Investment A Shares           $[    ]    $[    ]    $[    ]     $[    ]

Additional Information About the Funds' Investments

Investment Practices
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks.
Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                            FUND CODE
-----------------------------------  ---------
Government Money Market Fund             1
Prime Money Market Fund                  2
Tax Exempt Money Market Fund             3

                    INSTRUMENT                                   FUND  CODE                          RISK TYPE
---------------------------------------------------  ----------------------------------  ----------------------------------
Bankers' Acceptances: Bills of exchange or time                     2, 3                 Credit
drafts drawn on and accepted by a commercial                                             Liquidity
bank.  Maturities are generally six months or                                            Market
less.                                                                                    Interest Rate

Bonds:  Interest-bearing or discounted securities                                        Market
that obligate the issuer to pay the bondholder a                                         Credit
specified sum of money, usually at specific                                              Interest Rate
intervals, and to repay the principal amount of
the loan at maturity.
             Corporate:                                             2
             Government:                                            1, 2


Certificates of Deposit: Negotiable instruments                     2, 3                 Market
with a stated maturity.                                                                  Credit
                                                                                         Liquidity
                                                                                         Interest Rate

Commercial Paper: Secured and unsecured short-term                  2, 3                 Credit
promissory notes issued by corporations and other                                        Liquidity
entities. Maturities generally vary from a few                                           Market
days to nine months.                                                                     Interest Rate

Derivatives:  Instruments whose value is derived                    1-3                  Management
from an underlying contract, index or security,                                          Market
or any combination thereof, including futures,                                           Credit
options (e.g., put and calls), options on                                                Liquidity
options, swap agreements, and some                                                       Leverage
mortgage-backed securities.                                                              Interest Rate

Futures and Related Options: A contract providing                     1                  Management
for the future sale and purchase of a specified                                          Market
amount of a specified security, class of                                                 Credit
securities, or an index at a specified time in                                           Liquidity
the future and at a specified price.                                                     Leverage

Illiquid Securities:  Securities which may be                       1-3                  Liquidity
difficult to sell at an acceptable price.                                                Market

Investment Company Securities: Shares of                            1-3                  Market
investment companies.   These investment
companies may include money market funds of Fifth
Third Funds and shares of other registered
investment companies for which the Adviser to a
Fund or any of their affiliates serves as
investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or                         2, 3                 Market
discounted government or corporate securities                                            Credit
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity.  Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Adviser.

Money Market Instruments: Investment-grade, U.S.                    1-3                  Market
dollar denominated debt securities that have                                             Credit
remaining maturities of one year or less.  These
securities may include U.S. government
obligations, commercial paper and other
short-term corporate obligations, repurchase
agreements collateralized with U.S. government
securities, certificates of deposit, bankers'
acceptances, and other financial institution
obligations.  These securities may carry fixed or
variable interest rates.

Municipal Securities: Securities issued by a state                      2, 3             Market
or political subdivision to obtain funds for                                             Credit
various public purposes.  Municipal securities                                           Political
include (a) governmental lease certificates of                                           Tax
participation issued by state or municipal                                               Regulatory
authorities where payment is secured by
installment payments for equipment, buildings, or
other facilities being leased by the state or
municipality; government lease certificates
purchased by the Fund will not contain
nonappropriation clauses; (b) municipal notes and
tax-exempt commercial paper; (c) serial bonds;
(e) tax anticipation notes sold to finance
working capital needs of municipalities in
anticipation of receiving taxes at a later date;
(f) bond anticipation notes sold in anticipation
of the issuance of long-term bonds in the future;
(g) pre-refunded municipal bonds whose timely
payment of interest and principal is ensured by
an escrow of U.S. government obligations; and (h)
general obligation bonds.

Participation Interests:  Interests in bank loans                       3                Interest rate
made to corporations.                                                                    Credit
                                                                                         Liquidity

Preferred Stocks:  Preferred Stocks are equity                                           Market
securities that generally pay dividends at a
specified rate and have preference over common
stock in the payment of dividends and
liquidation.  Preferred stock generally does not
carry voting rights.

Repurchase Agreements: The purchase of a security                     1-3                Market
and the simultaneous commitment to return the                                            Leverage
security to the seller at an agreed upon price on
an agreed upon date.  This is treated as a loan.

Restricted Securities:  Securities not registered                     1-3                Liquidity
under the Securities Act of 1933, such as                                                Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a                           1-3                Market
security and the simultaneous commitment to buy                                          Leverage
the security back at an agreed upon price on an
agreed upon date.  This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%                      1-3                Market
of the Fund's total assets.  In return the Fund                                          Leverage
will receive cash, other securities, and/or                                              Liquidity
letters of credit.                                                                       Credit

Time Deposits: Non-negotiable receipts issued by a                    2, 3               Liquidity
bank in exchange for the deposit of funds.                                               Credit
                                                                                         Market

U.S. Government Agency Securities: Securities                         1-3                Interest Rate
issued by agencies and instrumentalities of the                                          Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,                       1-3                Interest Rate
separately traded registered interest and
principal securities, and coupons under bank
entry safekeeping.

Variable and Floating Rate Instruments:                               2, 3               Credit
Obligations with interest rates which are reset                                          Liquidity
daily, weekly, quarterly or some other period and                                        Market
which may be payable to the Fund on demand.

When-Issued and Delayed Delivery Transactions:                        1-3                Market
Purchase or contract to purchase securities at a                                         Leverage
fixed price for delivery at a future date.  Under                                        Liquidity
normal market conditions, when-issued purchases                                          Credit
and forward commitments will not exceed 20% of
the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations:  U.S.                      1-3                Market
dollar denominated bonds issued by foreign                                               Credit
corporations or governments.  Sovereign bonds are                                        Interest Rate
those issued by the government of a foreign
country.  Supranational bonds are those issued by
supranational entities, such as the World Bank
and European Investment Bank.  Canadian bonds are
those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt                    1-3                Credit
that pay no interest, but are issued at a                                                Market
discount from their value at maturity.  When held                                        Interest Rate
to maturity, their entire return equals the
difference between their issue price and their
maturity value.

Investment Risks
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Money Market Investment A Shares and Investment B Shares


Investment Advisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds.

As of September 30, 2000, Fifth Third Bank had approximately $____ billion of assets under management, including approximately $____ billion of assets of Fifth Third Funds.

The management fees paid by the Funds for the fiscal year ended July 31, 2000 were as follows:

                                                     As a percentage of
                                                     average net assets
Fifth Third Government Money Market Fund                             0.40%
Fifth Third Prime Money Market Fund                                  0.38%
Fifth Third Tax Exempt Money Market Fund                             0.36%


Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

           Maximum               Average Aggregate Daily
           -------              --------------------------
      Administrative Fee         Net Assets of the Trust
      ------------------         -----------------------
          0.20%                 of the first $1 billion
          0.18%                 of the next $1 billion
          0.17%                 in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of the Funds.

Shareholder Information


Purchasing and Selling Fund Shares

Pricing Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Tax Exempt Money Market Fund calculates its NAV at 9 a.m. Fifth Third Government Money Market calculates its NAV at 11 a.m. Fifth Third Prime Money Market Fund calculates its NAV at 1 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Tax Exempt Money Market Fund--9 a.m.; Fifth Third Government Money Market--11 a.m.; and Fifth Third Prime Money Market Fund--1 p.m.

You may purchase Investment A shares or Investment B shares through Fifth Third Securities, Inc. as well as financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase Investment A shares or Investment B shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution. (Special rules apply for former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will receive the dividend declared for that day.


Minimum Investments

                      The minimum initial investment in Investment A Shares or Investment B Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The maximum investment is [$250,000] for total purchases of Investment B shares of the Fund offered by this Prospectus.

                      All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                      For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                      The Funds may reject a purchase order for any reason.


Systematic Investment Program

You may make monthly systematic investments in Investment A shares of the Funds from your bank account. There is no minimum amount required for initial amounts into the Funds. You may elect to make systematic investments on the 1st or 15th of each month, or both. If the 1st or 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Shareholder Information


Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Instructions for Purchases by Former Cardinal Funds and Pinnacle Fund
Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Fifth Third Funds, and you continue to hold in your name the shares of the Fifth Third Fund that you received in the merger or by way of a subsequent exchange, you may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.


By Mail

                 For Subsequent Investments:

                 1. Use the investment slip attached to your account statement.
                    Or, if unavailable, provide the following information:

                    . Fund name

                    . Share class

                    . Amount invested

                    . Account name and account number

                 2. Make check, bank draft or money order payable to "Fifth
                    Third Funds" and include your account number on the check.

                 3. Mail or deliver investment slip and full payment to the following address:


                    By Regular Mail:
                    Fifth Third Funds

                    P.O. Box 182706
                    Columbus, OH 43218-2706

                                                  By Express Mail:
                                                  Fifth Third Funds

                                                  c/o BISYS Fund Services
                                                  3435 Stelzer Road
                                                  Columbus, OH 43219-3035

By Wire Transfer

                 For Subsequent Investments:

                 Instruct your bank to wire transfer your investment to:

                    Money Market

                    Cincinnati, OH
                    A/C #99944318
                    ABA #042000314
                    Reference: Fifth Third Funds
                    FFC: Shareholder name, Fund name, and Account number

                 Note: Your bank may charge a wire transfer fee.


Systematic Investment Program
                 To begin making systematic investments or to increase the amounts you already are investing:

                    . Write a letter of instruction indicating:

                      . Your bank name, address, account number, and ABA routing number

                      . The amount you wish to invest automatically

                    . Attach a voided personal check.

                    . Mail To:

                      Fifth Third Funds

                      P.O. Box 182706
                      Columbus, OH 43218-2706

Shareholder Information

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares or Investment B shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them. (Special rules apply for certain former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend declared for that day.


Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Instructions for Sales by Former Cardinal Fund or Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account)shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.


By telephone
Shares may be redeemed in any amount less than $50,000 by telephone.

                        Call 1-800-282-5706 with instructions as to how you wish to receive your funds (mail, wire). The Funds make every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity.

By mail

                        1. Write a letter of instruction indicating:
                           . your Fund and account number
                           . amount you wish to redeem
                           . address where your check should be sent
                           . account owner(s) signature
                        2. Mail to:
                           Fifth Third Funds

                           P.O. Box 182706
                           Columbus, OH 43218-2706

By overnight service

                        1. Write a letter of instruction indicating:
                           . your fund and account number
                           . amount you wish to redeem
                           . address where you want check to be sent
                           . account owner(s) signature
                        2. Send to:
                           Fifth Third Funds

                           c/o BISYS Fund Services
                           3435 Stelzer Road
                           Columbus, OH 43219-3035


By wire transfer
(Option available only if previously set up on account.)

                        Call 1-800-282-5706 to request a wire transfer.

                        If you call by the time designated by the Funds, your payment will normally be wired to your bank on the next business day.

                        The Fund charges a wire transfer fee of $8.
                        Note: Your financial institution may also charge a separate fee.


Systematic Withdrawal Plan

                        To activate this feature call 1-800-282-5706.

When Written Redemption Requests are Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs).
2. Redemption requests requiring a signature guarantee, which include each of the following.
   . Redemptions over $50,000
   . Your account address has changed within the last 30 days
   . The check is not being mailed to the address on your account
   . The check is not being made payable to the owner of the account
   . The redemption proceeds are being transferred to another Fund account with a different registration
   . The redemption proceeds are being wired to instructions currently not on your account

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Trust does not accept signatures guaranteed by a notary public.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares


You may exchange your Fund shares for the same class of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

                        If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-888-799-5353. (Special rules apply for former shareholders of The Cardinal Group. See below.)

                       Notes on exchanges

                       To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

                       When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

                       Shares of the new Fund must be held in the same account names, with the same registration and tax identification numbers, as the shares of the old Fund.



Automatic Exchanges

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

                       The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

                       The exchange privilege is available only in states where shares of the Funds may be sold.

                       All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.


Instructions for Exchanges by Former Cardinal Funds and The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may exchange your Fifth Third Fund shares for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

To make an exchange, send a written request to Fifth Third Funds, Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by call 1-800-282-5706.
Please provide the following information:

 . Your name and telephone number

 . The exact name on your account and account number

 . Taxpayer identification number (usually your Social Security number)

 . Dollar value or number of shares to be exchanged

 . The name of the Fund from which the exchange is to be made

 . The name of the Fund into which the exchange is being made

Automatic Exchanges

To participate in the Automatic Exchange or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to:
Fifth Third Funds, Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-
2706.
If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.

Distribution Arrangements/Sales Charges


                        This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                                       Investment A                              Investment B
               Sales Charge (Load)                     None                                      A contingent deferred sales charge
                                                                                                 (CDSC) will be imposed on shares
                                                                                                 redeemed within 6 years after
                                                                                                 purchase.

               Distribution/Service (12b-1) Fee        Subject to annual distribution and        Subject to annual distribution and
                                                       shareholder servicing fees of up to       to 1.00% of the Fund's assets.
                                                       0.25% of the Fund's assets.

               Conversion                              None                                      Converts to Investment A shares
                                                                                                 after 8 years.

Calculation of Sales Charges

Investment A Shares

                       Investment A Shares are sold at their public offering price. There is no sales charge associated with the purchase of those shares. There also is no sales charge on reinvested dividends and capital gains.

Investment B Shares

                       Investment B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you invest in the Fund is used to purchase Fund shares. If you sell your Investment B shares before the end of the 6th year after purchase, you will pay a contingent deferred sale charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC, such as shares purchased with reinvested dividends and distributions, will be redeemed first, followed by shares subject to the lowest CDSC.

                       Investment B shares are subject to the following CDSC schedule:

                      Year of Redemption          % of NAV (at time of purchase
                      After Purchase                     or sale if lower)
                                                      deducted from proceeds

                      During the first year                      5%
                      During the second year                     4%
                      During the third or fourth years           3%
                      During the fifth year                      2%
                      During the sixth year                      1%
                      During the seventh or eight years          0%

                      The CDSC will be waived under certain circumstances, including the following:

                      . Minimum required distributions from an IRA or other
                        qualifying retirement plan to a shareholder who has attained age 70 1/2.

                      . Redemptions from accounts following the death or
                        disability of the shareholder.

                      . Investors who purchased through a participant directed
                        defined benefit plan.

                      . Returns of excess contributions to certain retirement
                        plans.

                      . Distributions of less than 12% of the annual account
                        value under the Systematic Withdrawal Plan.

                      . Shares issued in a plan of reorganization sponsored by
                        Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

Distribution/Service
 (12b-1) Fees

                        12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

                        12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                        12b-1 fees may cost you more than paying other types of sales charges.

                        Investment A shares pay a 12b-1 fee at an annual rate of up to 0.25% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing or distribution. Investment B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

                        Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to           Investment B shares convert automatically to Investment
Investment A            A shares 8 years after purchase. After conversion, the
Shares                  12b-1 fees applicable to your shares are reduced from
                        1.00% to 0.25% of the average daily net assets.

Dealers Incentives

                        BISYS, the distributor of Fund shares, in its discretion, may pay all dealers selling Investment A shares or Investment B shares all or a portion of the sales charges it normally retains.


Dividends and Capital
Gains

                        All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

                        Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay any capital gains.

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below in the case of Fifth Third Tax Exempt Money Market Fund, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This requirement applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund Shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Shareholder Information

Additional Tax Information for Fifth Third Tax Exempt Money Market Fund

Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by Fifth Third Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from Fifth Third Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest it earned on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax.


Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by Fifth Third Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Fifth Third Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Fifth Third Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for each of the years or periods ended July 31, 1999 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

                                        Fifth Third Government Money Market Fund
                                        Investment A Shares

                                                                                  Year Ended July 31,
                                                                -------------------------------------------------------
Per share data                                                    2000       1999        1998        1997        1996
                                                                --------   --------    --------    --------    --------
Net asset value, beginning of period                                       $   1.00    $   1.00    $   1.00    $   1.00

Income from investment operations
  Net investment income                                                        0.04        0.05        0.05        0.05

    Total from investment operations                                           0.04        0.05        0.05        0.05

Less distributions
  Distributions to shareholders from net investment income                    (0.04)      (0.05)      (0.05)      (0.05)

    Total distributions                                                       (0.04)      (0.05)      (0.05)      (0.05)

Net asset value, end of period                                             $   1.00    $   1.00    $   1.00    $   1.00

  Total return                                                                 4.41%       5.13%       5.00%       5.11%

Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                                                      0.75%       0.52%       0.51%       0.51%
 Net investment income                                                         4.26%       5.02%       4.90%       4.97%
 Expense waiver/reimbursement (a)                                              0.17%       0.47%       0.44%       0.42%

Supplemental data
 Net assets, end of period (000s)                                          $381,105    $150,286    $110,543    $ 68,884


(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights

                                             Fifth Third Prime Money Market Fund
                                           Investment A Shares

                                                                                 Year Ended July 31,
                                                              -------------------------------------------------------
Per Share Data                                                  2000        1999       1998        1997        1996
                                                              --------    --------   --------    --------    --------
Net asset value, beginning of period                                      $   1.00   $   1.00    $   1.00    $   1.00

Income from investment operations
 Net investment income                                                        0.04       0.05        0.05        0.05

 Total from investment operations                                             0.04       0.05        0.05        0.05

Less distributions
 Distributions to shareholders from net investment income                    (0.04)     (0.05)      (0.05)      (0.05)

 Total distributions                                                         (0.04)     (0.05)      (0.05)      (0.05)

Net asset value, end of period                                            $   1.00   $   1.00    $   1.00    $   1.00

Total return                                                                  4.53%      5.25%       5.11%       5.20%

Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                                                     0.75%      0.52%       0.52%       0.49%
 Net investment income                                                        4.39%      5.13%       4.99%       5.06%
 Expense waiver/reimbursement(a)                                              0.13%      0.47%       0.44%       0.40%
Supplemental data

 Net assets, end of period (000s)                                         $ 75,024   $ 36,552    $ 33,438    $ 19,341


(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights

                                             Fifth Third Prime Money Market Fund
                                               Investment B Shares


                                                                    Period Ended
                                                                      July 31,
                                                                        2000
                                                                        ----
          Per Share Data
          Net asset value, beginning of period

          Income from investment operations
            Net investment income

            Total from investment operations

          Less distributions
            Distributions to shareholders from net investment income

            Total distributions

          Net asset value, end of period

          Total return


          Ratios/Supplemental Data
          Ratios to Average Net Assets
            Expenses
            Net investment income
            Expense waiver/reimbursement(a)
          Supplemental data

            Net assets, end of period (000s)

Financial Highlights

                                        Fifth Third Tax Exempt Money Market Fund
                                                           Investment A Shares**


                                                            Year    Period
                                                           Ended    Ended
                                                          July 31,  July 31,    Year Ended September 30,
                                                            2000     1999*       1998       1997       1996
                                                          --------  --------    -------    -------    -------
Per Share Data

Net asset value, beginning of period                                $   1.00    $  1.00    $  1.00    $  1.00

Income from investment operations
 Net investment income                                                  0.03       0.03       0.03       0.03

 Total from investment operations                                       0.03       0.03       0.03       0.03

Less distributions
 Distributions to shareholders from net investment
   income                                                              (0.03)     (0.03)     (0.03)     (0.03)

 Total distributions                                                   (0.03)     (0.03)     (0.03)     (0.03)

Net asset value, end of period                                      $   1.00    $  1.00    $  1.00    $  1.00

Total return                                                            2.18%(c)   2.74%      2.72%      2.67%

Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                                               0.75%(b)   0.71%      0.80%      0.89%
 Net investment income                                                  2.60%(b)   2.88%      2.79%      2.66%
 Expense waiver/reimbursement(a)                                        0.44%(b)      -          -          -

Supplemental data
 Net assets, end of period (000s)                                   $ 26,715    $44,494    $60,284    $59,915


     * Reflects operations for the period from October 1, 1998 through July 31, 1999.
    ** Information for the period prior to September 21, 1998 is for the Tax
       Exempt Money Market Fund, the predecessor fund of Fifth Third Tax Exempt Money Market Fund.
   (a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
   (b) Annualized
   (c) Not annualized

     Fifth Third Funds        Table of Contents

     Cardinal Fund
     Institutional, Investment A, and Investment C Shares

     Objectives, Strategies and Risks

     3    Overview
     4    Fifth Third Cardinal Fund

     Shareholder Fees and Fund Expenses

     6    Fee Table
     7    Expense Example

     Additional Information About the Fund's Investments

__________


     8

     Fund Management

__________


     10   Investment Advisor
     10   Portfolio Manager
     10   Fund Administration

     Shareholder Information

__________


     11   Purchasing and Selling Fund Shares
     11   Purchasing and Adding to Your Shares
     12   Selling Your Shares
     13   Exchanging Your Shares
     13   Distribution Arrangements/Sales Charges
     16   Dividends and Capital Gains
     17   Taxation

__________

                               Back Cover
__________


                         Where to learn more about Fifth Third Funds

Objectives, Strategies and Risks


Overview

This section provides important information about Fifth Third Cardinal Fund (the "Fund"), a separate series of Fifth Third Funds (the "Trust"), including:

  . the investment objective

  . principal investment strategies

  . principal risks, and

  . volatility and performance information

The Fund is managed by Fifth Third Bank.

Like all mutual funds (other than money market funds), the share price of the Fund may rise and fall in value and you could lose money. There is no guarantee that the Fund will achieve its objective.

Fifth Third Cardinal Fund

                                   [Graphic]


Fundamental Objective

                                Long-term growth of capital and income. Current income is a secondary objective.

Principal Investment            Under normal market conditions, the Fund
Strategies                      invests at least 65% of total assets in common
                                stocks that have the potential for long-term growth. Those stocks primarily are issued by large-capitalization, U.S. companies which the
                                Fund believes are in a strong financial
                                condition, have a significant market presence and have healthy growth prospects. Large-cap companies have, at the time of investment, market capitalizations no smaller than 90% of the market capitalizations of the companies in the S&P 500 Index.

                                With income as a secondary objective, the Fund attaches some significance to a company's dividend payment history as well as prospects for future dividend growth.

                                The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.


Principal Investment Risks
                                The principal risks of investing in the Fund
An investment in the Fund is    include the risks of investing in equity
not a deposit of Fifth Third    securities, such as the risk of sudden and
Bank or any other bank and      unpredictable drops in value or periods of
is not insured or guaranteed    lackluster performance.
by the FDIC or any other
government agency.              Generally, growth oriented stocks may be
                                sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                                Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology or consumer preferences.

                                Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting a stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the ``S&P 500'') is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                  LOGO

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q4 1998      [  %]
Worst quarter:                                                Q3 1990      [  %]
Year to Date Return (1/1/00 to 9/30/00) [  %]


Average Annual Total Returns (for the periods ended December 31, 1999)

                                                   Inception Date    Past Year   Past 5 Years  Past 10 Years  Since Inception
Investment A Shares/1/                                5/31/75            [  %]          [  %]          [  %]            [  %]
(with 4.50% sales charge)

Investment C Shares                                  10/22/98             N/A            N/A            N/A             [  %]
(with applicable Contingent Deferred Sales Charge)

S&P 500(R) Index                                                         [  %]          [  %]          [  %] (Since 5/31/75)
                                                                                                                  N/A

S&P 500(R) Index                                                                                                        [  %]

/1/ For the period prior to September 21, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of The Cardinal Fund. On September 21, 1998. The Cardinal Fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Cardinal Fund.

Shareholder Fees and Fund Expenses

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are estimates and are based upon actual operating expenses of other Fifth Third Funds.

Shareholder
Fees

                                                                                              Fifth Third
                                                                                                Cardinal
                                                                                                 Fund

                                                                              A                 C          Institutional
Maximum Sales Charge (Load) Imposed on Purchases                            4.50%              None            None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None               None            None

Maximum Deferred Sales Load/1/                                              None               1.00%           None

Annual Fund Operating Expenses (as a percentage of average net assets)

Management fees                                                             0.60%              0.60%           0.60%

Distribution/Service (12b-1) fees/2/                                        0.25%              0.75%           None

Other expenses                                                              [  ]%              [  ]%           [  ]%

Total Annual Fund Operating Expenses                                        [  ]%              [  ]%           [  ]%

Fee Waivers/2/                                                              [  ]%              [  ]%           [  ]%

Net Total Annual Fund Operating Expenses                                    [  ]%              [  ]%           [  ]%

/1/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.

/2/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001. [CONFIRM]

Expense Example

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of your share of Fund fees and expenses, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and the Fund's operating expenses remain the same. Amounts are presented assuming redemption at the end of each period or no redemption in the case of Investment C Shares. Because these examples are hypothetical and for comparison only, actual amounts may be different.

                    Fifth Third Cardinal Fund      1       3        5       10
                                                  Year    Years    Years   Years
                    Investment A Shares           $[  ]   $[  ]    $[  ]   $[  ]


                      Investment C Shares
                      Assuming Redemption         $[  ]   $[  ]    $[  ]   $[  ]
                      Assuming no Redemption      $[  ]   $[  ]    $[  ]   $[  ]

                    Institutional Shares          $[  ]   $[  ]    $[  ]   $[  ]

Additional Information About The Fund's Investments

Investment Practices
--------------------

The Cardinal Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Cardinal Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

                    INSTRUMENT                         CARDINAL FUND INVESTS  RISK TYPE
                    ----------                         ---------------------  ---------
American Depository Receipts (ADRs):  ADRs are                  [X]           Market
foreign shares of a company held by a U.S. bank                               Political
that issues a receipt evidencing ownership.                                   Foreign Investment

Asset-Backed Securities: Securities secured by                  [X]           Pre-payment
company receivables, home equity loans, truck and                             Market
auto loans, leases, credit card receivables and                               Credit
other securities backed by other types of                                     Interest Rate
receivables or other assets.                                                  Regulatory
                                                                              Liquidity

Bonds:  Interest-bearing or discounted government               [X]           Market
or corporate securities that obligate the issuer                              Credit
to pay the bondholder a specified sum of money,                               Interest Rate
usually at  specific intervals, and to repay the
principal amount of the loan at maturity.

Call and Put Options: A call option gives the                   [X]           Management
buyer the right to buy, and obligates the seller                              Liquidity
of the option to sell, a security at a specified                              Credit
price. A put option gives the buyer the right to                              Market
sell, and obligates the seller of the option to                               Leverage
buy a security at a specified price.

Commercial Paper: Secured and unsecured short-term              [X]           Credit
promissory notes issued by corporations and other                             Liquidity
entities. Maturities generally vary from a few                                Market
days to nine months.                                                          Interest Rate

Common Stock: Shares of ownership of a company.                 [X]           Market

Convertible Securities: Bonds or preferred stock                [X]           Market
that convert to common stock.                                                 Credit

Derivatives:  Instruments whose value is derived                [X]           Management
from an underlying contract, index or security,                               Market
or any combination thereof, including futures,                                Credit
options (e.g., put and calls), options on                                     Liquidity
futures, swap agreements, and some                                            Leverage
mortgage-backed securities.                                                   Interest Rate

Foreign Securities: Stocks issued by foreign                    [X]           Market
companies, as well as commercial paper of foreign                             Political
issuers and obligations of foreign banks,                                     Liquidity
overseas branches of U.S. banks and supranational                             Foreign Investment
entities.

Futures and Related Options: A contract providing               [X]           Management
for the future sale and purchase of a specified                               Market
amount of a specified security, class of                                      Credit
securities, or an index at a specified time in                                Liquidity
the future and at a specified price.                                          Leverage

Illiquid Securities: Securities which may be                    [X]           Liquidity
difficult to sell at an acceptable price.                                     Market

Investment Company Securities: Shares of                        [X]           Market
investment companies.  These investment
companies may include money market funds of Fifth
Third Funds and shares of other registered
investment companies for which the Adviser to a
Fund or any of their affiliates serves as
investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or                     [X]           Market
discounted government or corporate securities                                 Credit
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity.  Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Adviser.

Money Market Instruments: Investment-grade, U.S.                [X]                      Market
dollar denominated debt securities that have                                             Credit
remaining maturities of one year or less.  These
securities may include U.S. government
obligations, commercial paper and other
short-term corporate obligations, repurchase
agreements collateralized with U.S. government
securities, certificates of deposit, bankers'
acceptances, and other financial institution
obligations.  These securities may carry fixed or
variable interest rates.

Motgage-Backed Securities: Debt obligations                     [X]                      Pre-payment
secured by real estate loans and pools of loans.                                         Market
These include collateralized mortgage obligations                                        Credit
and real estate mortgage investment conduits.                                            Regulatory

Repurchase Agreements: The purchase of a security               [X]                      Market
and the simultaneous commitment to return the                                            Leverage
security to the seller at an agreed upon price on
an agreed upon date.  This is treated as a loan.

Restricted Securities:  Securities not registered               [X]                      Liquidity
under the Securities Act of 1933, such as                                                Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a                     [X]                      Market
security and the simultaneous commitment to buy                                          Leverage
the security back at an agreed upon price on an
agreed upon date.  This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%                [X]                      Market
of the Fund's total assets.  In return the Fund                                          Leverage
will receive cash, other securities, and/or                                              Liquidity
letters of credit.                                                                       Credit

Short-Term Trading: The sale of a security soon                 [X]                      Market
after its purchase.  A portfolio engaging in such
trading will have higher turnover and transaction
expenses.

Stock-Index Options: A security that combines                   [X]                      Management
features of options with securities trading using                                        Market
composite stock indices.                                                                 Credit

U.S. Government Agency Securities: Securities                   [X]                      Interest Rate
issued by agencies and instrumentalities of the                                          Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,                 [X]                      Interest Rate
separately traded registered interest and
principal securities, and coupons under bank
entry safekeeping.

When-Issued and Delayed Delivery Transactions:                  [X]                      Market
Purchase or contract to purchase securities at a                                         Leverage
fixed price for delivery at a future date.  Under                                        Liquidity
normal market conditions, when-issued purchases                                          Credit
and forward commitments will not exceed 20% of
the value of a Fund's total assets.

Investment Risks
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.


Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Fund Management

Investment Advisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund, and generally is responsible for the daily management of the Fund and its portfolio. The advisor is a subsidiary of Fifth Third Bancorp.

As of September 30, 2000, Fifth Third Bank had approximately $_______ billion of assets under management, including approximately $_______ billion of assets of Fifth Third Funds.

The annual management fee to be paid by the Fund is 0.60% of average net assets.

Portfolio Manager

Fifth Third Bank

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993 and Fifth Third Cardinal Fund since 1998. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

              Maximum            Average Aggregate Daily
        Administrative Fee       Net Assets of the Trust
     ------------------------ -----------------------------
        0.20%                       of the first $1 billion
        0.18%                        of the next $1 billion
        0.17%                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, including providing certain administrative personnel and services necessary to operate the Fund. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of the Fund.

Shareholder Information

PURCHASING AND SELLING FUND SHARES

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A and Investment C shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. (Special rules apply for former Investment A and C shareholders of the Cardinal Funds and The Pinnacle Fund. See below.) In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend declared for that day.


Minimum Investments

                      The minimum initial investment in any class of the Fund offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Funds.

                      All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                      For details, contact the Trust toll-free at 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                      The Funds may reject a purchase order for any reason.

Systematic Investment
Program

                      You may make monthly systematic investments in Investment A shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1/st/ or the 15th of each month, or both. If the 1/st/ or the 15/th/ of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.


Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Instructions for Purchases by Former Cardinal Funds and The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or the Pinnacle Fund at the time those funds were merged into one of the Fifth Third Funds, and you continue to hold in your name the shares of the Fifth Third Fund that you received in the merger or by way of a subsequent exchange, you may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

By Mail

                 For Subsequent Investments:

                 1. Use the investment slip attached to your account statement.
                    Or, if unavailable, provide the following information:

                    . Fund name

                    . Share class

                    . Amount invested

                    . Account name and account number

                 2. Make check, bank draft or money order payable to "Fifth
                    Third Funds" and include your account number on the check.

                 3. Mail or deliver investment slip and full payment to the following address:

                    By Regular Mail:
                    Fifth Third Funds
                    P.O. Box 182706
                    Columbus, OH 43218-2706

                                                  By Express Mail:
                                                  Fifth Third Funds
                                                  c/o BISYS Fund Services
                                                  3435 Stelzer Road
                                                  Columbus, OH 43219-3035
By Wire Transfer

                 For Subsequent Investments:

                 Instruct your bank to wire transfer your investment to:

                    Fifth Third Bank
                    Cincinnati, OH
                    A/C #99944318
                    ABA #042000314
                    Reference: Fifth Third Funds
                    FFC: Shareholder name, Fund name, and Account number

                 Note: Your bank may charge a wire transfer fee.

Systematic Investment Program
                 To begin making systematic investments or to increase the amounts you already are investing:

                    [_] Write a letter of instruction indicating:

                        . Your bank name, address, account number, and ABA
                          routing number

                        . The amount you wish to invest automatically

                    [_] Attach a voided personal check.

                    [_] Mail To:

                        Fifth Third Funds
                        P.O. Box 182706
                        Columbus, OH 43218-2706


Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares or Investment C shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them. (Special rules apply for certain former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend declared for that day.

In order to sell Institutional shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

  Instructions for Sales by Former Cardinal Fund or The Pinnacle Fund
  Shareholders

  If you held in your name (rather than through a brokerage account)shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.


  By telephone
  Shares may be redeemed in any amount less than $50,000 by telephone.

                        Call 1-800-282-5706 with instructions as to how you wish to receive your funds (mail, wire). The Funds make every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity.

By mail


                        1. Write a letter of instruction indicating:

                           . your Fund and account number
                           . amount you wish to redeem
                           . address where your check should be sent
                           . account owner(s) signature
                        2. Mail to:
                           Fifth Third Funds
                           P.O. Box 182706
                           Columbus, OH 43218-2706


By overnight service


                        1. Write a letter of instruction indicating:
                           . your fund and account number
                           . amount you wish to redeem
                           . address where you want check to be sent
                           . account owner(s) signature
                        2. Send to:
                           Fifth Third Funds
                           c/o BISYS Fund Services
                           3435 Stelzer Road
                           Columbus, OH 43219-3035


By wire transfer
(Option available only if previously set up on account.)

                           Call 1-800-282-5706 to request a wire transfer.
                           If you call by the time designated by the Funds, your payment will normally be wired to your bank on the next business day.

                           The Fund charges a wire transfer fee of $8.
                           Note: Your financial institution may also charge a separate fee.


Systematic Withdrawal Plan

                           To activate this feature call 1-800-282-5706.

When Written Redemption Requests are Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following.
   . Redemptions over $50,000
   . Your account address has changed within the last 30 days
   . The check is not being mailed to the address on your account
   . The check is not being made payable to the owner of the account [CONFIRM] . The redemption proceeds are being transferred to another Fund account with a different registration
   . The redemption proceeds are being wired to instructions currently not on your account

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Trust does not accept signatures guaranteed by a notary public.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information


Exchanging Your Shares


You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Automatic Exchanges

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

                        If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-888-799-5353. (Special rules apply for former shareholders of The Cardinal Group. See below.)

                        To exchange Institutional shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares for exchange procedures or call 1-888-799-5353.

                        Notes on exchanges

                        To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

                        When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

                        Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

                        The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

                        The Exchange Privilege is available only in states where shares of the Funds may be sold.

                        All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Instructions for Exchanges by Former Cardinal Funds and The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may exchange your Fifth Third Fund shares for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

To make an exchange, send a written request to Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or by call 1-800-282-5706. Please provide the following information:

 . Your name and telephone number

 . The exact name on your account and account number

 . Taxpayer identification number (usually your Social Security number)

 . Dollar value or number of shares to be exchanged

 . The name of the Fund from which the exchange is to be made

 . The name of the Fund into which the exchange is being made

Automatic Exchanges

To participate in the Automatic Exchange or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.

Shareholder Information

Distribution Arrangements/ Sales Charges

                        This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                               Investment A              Investment C
     Sales Charge (Load)       Front-end sales charge    No front-end sales
                               (not applicable to        charge. A contingent
                               money market funds);      deferred sales charge
                               reduced sales charges     (CDSC) will be
                               available.                imposed on shares
                                                         redeemed within 12
                                                         months after purchase;

     Distribution/Service      Subject to annual         Subject to annual
     (12b-1) Fee               distribution and          distribution fees of
                               shareholder servicing     up to 0.75% of the
                               fees of up to 0.25% of    Fund's assets.
                               the Fund's assets.

     Fund Expenses             Lower annual expenses     Higher annual
                               than Investment C         expenses than
                               shares.                   Investment A shares.

     Conversion                None                      None

Calculation of Sales Charges

Investment A Shares

                              Investment A shares are sold at their public offering price. This price includes that initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                              The current sales charge rates are as follows:

               Your Investment                  Sales Charge    Sales Charge
                                                 as a % of        as a % of
                                               Offering Price  Your Investment
               Less than $50,000                       4.50%               4.71%
               $ 50,000 but less than $100,000         4.00%               4.17%
               $100,000 but less than $150,000         3.00%               3.09%
               $150,000 but less than $250,000         2.00%               2.04%
               $250,000 but less than $500,000         1.00%               1.01%
               $500,000 or more                        0.00%               0.00%

                              If you have a Club 53 Account, One Account
                              Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

               Your Investment                  Sales Charge    Sales Charge
                                                 as a % of        as a % of
                                               Offering Price  Your Investment
               Less than $50,000                       3.97%               4.13%
               $ 50,000 but less than $100,000         3.47%               3.59%
               $100,000 but less than $150,000         2.47%               2.53%
               $150,000 but less than $250,000         1.47%               1.49%
               $250,000 but less than $500,000         0.47%               0.47%
               $500,000 and above                      0.00%               0.00%

If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, in the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).


Sales Charge Reductions


You may qualify for reduced sales charges under the following circumstances.


 .Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Investment A Shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

 .Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

 .Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.




Sales Charge Waivers

Investment A Shares

               The following transactions qualify for waivers of sales charges that apply to Investment A shares:

                       . Shares purchased by investment representatives through
                         fee-based investment products or accounts.

                       . Reinvestment of distributions from a deferred
                         compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

                       . Shares purchased for trust or other advisory accounts
                         established with the Advisor or its affiliates.

                       . Shares purchased by directors, trustees, employees, and
                         family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

                       . Shares purchased in connection with 401(k) plans,
                         403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

                       . Distributions from Qualified Retirement Plans. There
                         also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.


Investment C Shares

                       Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Reinstatement Privilege

                       If you have sold Investment A or C shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service
(12b-1) Fees

                       12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                       12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                       12b-1 fees may cost you more than paying other types of sales charges.

                       The 12b-1 fees vary by share class as follows:

                       . Investment A shares may pay a 12b-1 fee of up to 0.25%
                         of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

                       . Investment C shares pay a 12b-1 fee of up to 0.75% of
                         the average daily net assets of the applicable Fund. The Distributor may use up to 0.75% of the 12b-1 fee for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                         Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Dealers Incentives

                         BISYS, the distributor of Fund shares, in its discretion, may pay all dealers selling Investment A shares all or a portion of the sales charges it normally retains.


Dividends And Capital
Gains

                         All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment C shares, because Investment A shares have lower operating expenses than Investment C shares.

                         Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                       Dividends, if any, are declared and paid quarterly. Capital gains, if any, are distributed at least annually.

Shareholder Information


Taxation

Federal Income Tax

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Shareholder Information

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for each of the years or periods ended July 31, 1999 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                    Fifth Third Cardinal Fund***
                                                Investment A Shares


                                                        Year ended  Period Ended
                                                       ------------ ------------
                                                         July 31,     July 31,         Year Ended September 30,
                                                        ----------   ----------      ---------         ---------
                                                           2000         1999*          1998               1997           1996
                                                        ----------   ----------      ---------         ---------      ----------
Per Share Data
Net Asset Value, Beginning of Period                                  $  14.87        $  16.65          $  13.13       $  13.23

Income from Investment Operations:
 Net investment income                                                   (0.01)           0.14              0.14           0.25

 Net realized and unrealized gains/(losses) from
   investments                                                            5.08            0.27              4.64           1.95

Total from Investment Operations                                          5.07            0.41              4.78           2.20

Distributions to shareholders from:
 Net investment income                                                   (0.01)          (0.14)            (0.13)         (0.26)

 In excess of net investment income                                         --           (0.04)               --             --

 Net realized gains                                                      (0.55)          (2.01)            (1.13)         (2.04)

Total Distributions                                                      (0.56)          (2.19)            (1.26)         (2.30)

Net Asset Value, End of Period                                        $  19.38        $  14.87          $  16.65       $  13.13

Total Return (excludes sales charge)                                     34.60% (a)       2.50%            39.17%         17.96%

Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                 1.04% (b)       0.92%             1.06%          0.75%
 Net investment income/(loss)                                            (0.07%)(b)       0.76%             0.97%          1.90%
 Expense waiver/reimbursement(c)                                          0.07% (b)       0.09%             0.06%          0.10%

Supplemental data:
 Net Assets at end of period (000s)                                   $243,790        $232,903          $267,908       $229,042
 Portfolio turnover(d)                                                      15%             15%               13%            58%

*   Reflects operations for the period from October 1, 1998 through July 31,
    1999.

Financial Highlights



                                              Fifth Third Cardinal Fund***
                                                      Investment C Shares

                                                                         Year ended           Period ended
                                                                         ----------           ------------
                                                                          July 31,              July 31,
                                                                          --------              --------
Per Share Data                                                              2000                 1999**
                                                                            ----                 ------
Net Asset Value, Beginning of Period                                                            $  15.63

Income from Investment Operations:
 Net investment income                                                                             (0.05)

 Net realized and unrealized gains/(losses) from investments                                        4.19

Total from Investment Operations                                                                    4.14

Distributions to shareholders from:
 Net investment income                                                                                --

 In excess of net investment income                                                                   --

 Net realized gains                                                                                (0.55)

Total Distributions                                                                                (0.55)

Net Asset Value, End of Period                                                                  $  19.22

Total Return (excludes sales charge)                                                               26.99% (a)


Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                           1.65% (b)
 Net investment income/(loss)                                                                      (0.66%)(b)
 Expense waiver/reimbursement(c)                                                                    0.24% (b)

Supplemental data:
 Net Assets at end of period (000s)                                                             $    839
 Portfolio turnover(d)                                                                                15%

** Reflects operations for the period from October 22, 1998 (date of commencement of operations) to July 31, 1999.
*** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor of the Fifth Third Cardinal Fund.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

     Financial Highlights

                                                    Fifth Third Cardinal Fund***
                                                            Institutional Shares



                                                         Year Ended      Period Ended        Year Ended
                                                        -------------  -----------------   ---------------
Per share data                                          July 31, 2000   July 31, 1999*     Sept. 30, 1998
                                                        -------------  -----------------   ---------------
Net asset value, beginning of period                                       $   14.86          $    16.64
Income from investment operations:
 Net investment income                                                          0.04                0.15
 Net realized and unrealized gains/(losses) from
   investments                                                                  5.17                0.28
 Total from investment operations                                               5.21                0.43
Distributions to shareholders from:
 Net investment income                                                         (0.01)              (0.15)
 In excess of net investment income                                                -               (0.05)
 Net realized gain on investments                                              (0.55)              (2.01)
 Total distributions                                                           (0.56)              (2.21)
Net asset value, end of period                                             $   19.51          $    14.86
Total return (excludes sales charge)                                           35.61%(a)            2.60%

Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                       0.82%(b)           0.82%(b)           0.84%
 Net investment income/(loss)                                                   0.16%(b)           0.16%(b)           0.85%
 Expense waiver/reimbursement(c)                                                0.07%(b)           0.07%(b)           0.09%
Supplemental data:
 Net assets at end of period (000s)                                        $   6,946          $   6,946         $   25,542
 Portfolio turnover(d)                                                            15%                15%                15%

*   Reflects operations for the period from October 1, 1998 through July 31,
    1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Fifth Third Funds                                    Table of Contents

      Objectives, Strategies and Risks

      3   Overview
      4   The Funds

      Shareholder Fees and Fund Expenses

      12  Fee Tables
      13  Expense Examples

      Additional Information About the Funds' Investments


      14

      Fund Management


      16  Investment Advisor
      16  Fund Administration

      Shareholder Information


      17  Purchasing and Selling Fund Shares
      17  Purchasing and Adding to Your Shares
      18  Selling Your Shares
      19  Exchanging Your Shares
      19  Dividends and Capital Gains
      20  Taxation

      Financial Highlights

      21

      Back Cover


          Where to learn more about
          Fifth Third Funds

Objectives, Strategies and Risks


Overview

This section provides important information about Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, Fifth Third Tax Exempt Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

  .  the investment objective

  .  principal investment strategies

  .  principal risks, and

  .  volatility and performance information

All Funds are managed by Fifth Third Bank.

Fifth Third Government Money Market Fund LOGO


Fundamental Objective
                      High current income consistent with stability of principal and liquidity.



Principal Investment Strategies

                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                      The Fund invests at least 95% of total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be securities issued or guaranteed as to principal or interest by the U.S. Treasury or another U.S. government agency or instrumentality.

                      The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                      The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Government Money Market Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


[CHART]

   Year-by-Year Total Returns as of 12/31 For Institutional Shares


              1992    3.36
              1993    2.69
              1994    3.84
              1995    5.51
              1996    4.96
              1997    5.10
              1998    4.98
              1999    [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                             Q[  ] [  ]%

Worst quarter:                                            Q[  ] [  ]%

Year to Date Return (1/1/00 to 9/30/00): [     ]%

Average Annual Total Returns (for the periods ended December 31, 1999)


                           Inception Date    Past Year    Past 5 Years   Past 10 Years   Since Inception
  Institutional Shares        7/10/91         [     ]%      [     ]%           N/A           [     ]%

  To obtain current yield information, call 1-888-799-5353.

Fifth Third Prime Money Market Fund LOGO


Fundamental Objective
                      Current income consistent with stability of principal.



Principal Investment Strategies

                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                      The Fund invests at least 95% of its total assets in high-quality securities called ``first tier'' securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality.

                      The Fund reserves the right to invest up to 5% of its portfolio in ``second tier'' securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                      The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Prime Money Market Fund LOGO


Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Institutional Shares


               1990        7.92
               1991        5.76
               1992        3.37
               1993        2.69
               1994        3.83
               1995        5.60
               1996        5.04
               1997        5.21
               1998        5.13
               1999        [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



Best quarter:                                             Q[  ] [  ]%

Worst quarter:                                            Q[  ] [  ]%

Year to Date Return (1/1/00 to 9/30/00): [     ]%



Average Annual Total Returns (for the periods ended December 31, 1999)


                           Inception Date     Past Year     Past 5 Years    Past 10 Years    Since Inception
  Institutional Shares       6/14/89           [     ]%        [     ]%          N/A            [     ]%

  To obtain current yield information, call 1-888-799-5353.

Fifth Third Tax Exempt Money Market Fund LOGO

Fundamental Objective

                      Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.


Principal Investment Strategies

                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                      The Fund invests at least 95% of its total assets in high-quality securities called ``first tier'' securities or unrated securities that are considered equivalent by the
                      Fund's investment manager.   At least 80% of its total
                      assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                         . general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

                         . revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                         . industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                      The Fund reserves the right to invest up to 5% of its portfolio in ``second tier'' securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                      The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Tax Exempt Money Market Fund LOGO

Volatility and Performance Information



The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


[CHART]

   Year-by-Year Total Returns as of 12/31 For Institutional Shares


                              1990    5.14
                              1991    3.95
                              1992    2.42
                              1993    1.81
                              1994    2.10
                              1995    2.95
                              1996    2.72
                              1997    2.75
                              1998    2.68
                              1999    [  ]


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                              Q[  ] [  ]%

Worst quarter:                                             Q[  ] [  ]%

Year to Date Return (1/1/00 to 9/30/00): [     ]%


Average Annual Total Returns (for the periods ended December 31, 1999)


                          Inception Date    Past Year    Past 5 Years    Past 10 Years   Since Inception
Investment A Shares*         9/7/83          [     ]%      [     ]%         [     ]%         [     ]%

To obtain current yield information, call 1-888-799-5353.

*The Fund first offered Institutional shares on 9/21/98. The quoted performance of the Fund for the period prior to 9/21/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

Fifth Third U.S. Treasury Money Market Fund LOGO

Fundamental Objective

                      Stability of principal and current income consistent with stability of principal.


Principal Investment Strategies

                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                      The Fund invests at least 95% of its total assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. government, and repurchase agreements collateralized by U.S. Treasury securities.

                      The Fund reserves the right to invest up to 5% of its portfolio in ``second tier'' securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Principal Investment Risks


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

Fifth Third U.S. Treasury Money Market Fund LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Institutional Shares

                              1990    7.84
                              1991    5.67
                              1992    3.39
                              1993    2.74
                              1994    3.79
                              1995    5.57
                              1996    5.05
                              1997    5.25
                              1998    5.12
                              1999    [  ]



                             The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                        Q[  ] [      [     ]%
                                                           ]
Worst quarter:                                       Q[  ] [      [     ]%
                                                           ]
Year to Date Return (1/1/00 to 9/30/00): [     ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                        Inception Date    Past Year    Past 5 Years   Past 10 Years   Since Inception


Institutional Shares           12/1/89     [     ]%      [     ]%           N/A           [     ]%


For current yield information, call 1-888-799-5353.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Institutional shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.


Shareholder Fees

                                                                         Money Market Funds--Fee Table
                                               ---------------------------------------------------------------------------------

                                                  Fifth Third          Fifth Third         Fifth Third          Fifth Third
                                                   Government          Prime Money          Tax Exempt         U.S. Treasury
                                                  Money Market           Market            Money Market         Money Market
                                                      Fund                Fund                 Fund                 Fund



Maximum Sales Charge (Load) Imposed
  on Purchases                                          None                None                 None                 None
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends                               None                None                 None                 None
Maximum Deferred Sales Load                             None                None                 None                 None


Annual Fund Operating Expenses
(as a percentage of average net assets)


Management fees                                         0.40%               0.40%                0.50%                0.40%
Distribution (12b-1) fees                               None                None                 None                 None
Other expenses                                       [     ]%            [     ]%             [     ]%             [     ]%

Total Annual Fund Operating Expenses                 [     ]%            [     ]%             [     ]%             [     ]%

   Fee Waivers/1/
Net Total Annual Fund Operating Expenses

/1/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001. [CONFIRM]

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.



Money Market Funds



                 Fifth Third Government     1        3        5        10
                  Money Market Fund         Year     Years    Years    Years
                 Institutional Shares        $[      $[  ]    $[  ]    $[  ]
                                              ]



                 Fifth Third Prime           1        3        5        10
                  Money Market Fund          Year    Years    Years    Years
                 Institutional Shares         $[     $[  ]    $[  ]    $[  ]
                                               ]



                 Fifth Third Tax Exempt      1        3        5        10
                  Money Market Fund          Year    Years    Years    Years
                 Institutional Shares         $[     $[  ]    $[  ]    $[  ]
                                               ]



                 Fifth Third U.S. Treasury   1        3        5        10
                  Money Market Fund          Year    Years    Years    Years
                 Institutional Shares         $[     $[  ]    $[  ]    $[  ]
                                               ]

Additional Information About the Funds' Investments

Investment Practices
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                            FUND CODE
---------                            ---------

Government Money Market Fund                 1
Ohio Tax Exempt Money Market Fund            2
Prime Money Market Fund                      3
Tax Exempt Money Market Fund                 4
U.S. Treasury Money Market Fund              5

                    INSTRUMENT                                  FUND  CODE               RISK TYPE
                    ----------                                  ----------               ---------
Bankers' Acceptances: Bills of exchange or time                    3, 4                  Credit
drafts drawn on and accepted by a commercial                                             Liquidity
bank.  Maturities are generally six months or                                            Market
less.                                                                                    Interest Rate

Bonds:  Interest-bearing or discounted securities                                        Market
that obligate the issuer to pay the bondholder a                                         Credit
specified sum of money, usually at  specific                                             Interest Rate
intervals, and to repay the principal amount of
the loan at maturity.  Corporate:                                     3
         Government:                                               1, 3

Certificates of Deposit: Negotiable instruments                    3, 4                  Market
with a stated maturity.                                                                  Credit
                                                                                         Liquidity
                                                                                         Interest Rate

Commercial Paper: Secured and unsecured short-term                 3, 4                  Credit
promissory notes issued by corporations and other                                        Liquidity
entities. Maturities generally vary from a few                                           Market
days to nine months.                                                                     Interest Rate

Derivatives:  Instruments whose value is derived                 1, 3-5                  Management
from an underlying contract, index or security,                                          Market
or any combination thereof, including futures,                                           Credit
options (e.g., put and calls), options on                                                Liquidity
futures, swap agreements, and some                                                       Leverage
mortgage-backed securities.                                                              Interest Rate

Futures and Related Options: A contract providing                     1                  Management
for the future sale and purchase of a specified                                          Market
amount of a specified security, class of                                                 Credit
securities, or an index at a specified time in                                           Liquidity
the future and at a specified price.                                                     Leverage

Illiquid Securities:  Securities which may be                    1, 3-5                  Liquidity
difficult to sell at an acceptable price.                                                Market

Investment Company Securities: Shares of                         1, 3-5                  Market
investment companies.   These investment
companies may include money market funds of Fifth
Third Funds and shares of other registered
investment companies for which the Adviser to a
Fund or any of their affiliates serves as
investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or                        3, 4                  Market
discounted government or corporate securities                                            Credit
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity.  Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Adviser.

Money Market Instruments: Investment-grade, U.S.                 1, 3-5                  Market
dollar denominated debt securities that have                                             Credit
remaining maturities of one year or less.  These
securities may include U.S. government
obligations, commercial paper and other
short-term corporate obligations, repurchase
agreements collateralized with U.S. government
securities, certificates of deposit, bankers'
acceptances, and other financial institution
obligations.  These securities may carry fixed or
variable interest rates.

Municipal Securities: Securities issued by a state                 3, 4                  Market
or political subdivision to obtain funds for                                             Credit
various public purposes.  Municipal securities                                           Political
include (a) governmental lease certificates of                                           Tax
participation issued by state or municipal                                               Regulatory
authorities where payment is secured by
installment payments for equipment, buildings, or
other facilities being leased by the state or
municipality; government lease certificates
purchased by the Fund will not contain
nonappropriation clauses; (b) municipal notes and
tax-exempt commercial paper; (c) serial bonds;
(e) tax anticipation notes sold to finance
working capital needs of municipalities in
anticipation of receiving taxes at a later date;
(f) bond anticipation notes sold in anticipation
of the issuance of long-term bonds in the future;
(g) pre-refunded municipal bonds whose timely
payment of interest and principal is ensured by
an escrow of U.S. government obligations; and (h)
general obligation bonds.

Participation Interests:  Interests in bank loans                  2, 4                  Interest Rate
made to corporations                                                                     Credit
                                                                                         Liquidity

Preferred Stocks:  Preferred Stocks are equity                                           Market
securities that generally pay dividends at a
specified rate and have preference over common
stock in the payment of dividends and
liquidation.  Preferred stock generally does not
carry voting rights.

Repurchase Agreements: The purchase of a security                1, 3-5                  Market
and the simultaneous commitment to return the                                            Leverage
security to the seller at an agreed upon price on
an agreed upon date.  This is treated as a loan.

Restricted Securities:  Securities not registered                1, 3-5                  Liquidity
under the Securities Act of 1933, such as                                                Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a                      1, 3-5                  Market
security and the simultaneous commitment to buy                                          Leverage
the security back at an agreed upon price on an
agreed upon date.  This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%                1, 3, 4                  Market
of the Fund's total assets.  In return the Fund                                          Leverage
will receive cash, other securities, and/or                                              Liquidity
letters of credit.                                                                       Credit

Time Deposits: Non-negotiable receipts issued by a                 3, 4                  Liquidity
bank in exchange for the deposit of funds.                                               Credit
                                                                                         Market

U.S. Government Agency Securities: Securities                    1, 3-5                  Interest Rate
issued by agencies and instrumentalities of the                                          Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,                  1, 3-5                  Interest Rate
separately traded registered interest and
principal securities, and coupons under bank
entry safekeeping.

Variable and Floating Rate Instruments:                            3, 4                  Credit
Obligations with interest rates which are reset                                          Liquidity
daily, weekly, quarterly or some other period and                                        Market
which may be payable to the Fund on demand.

When-Issued and Delayed Delivery Transactions:                   1, 3-5                  Market
Purchase or contract to purchase securities at a                                         Leverage
fixed price for delivery at a future date.  Under                                        Liquidity
normal market conditions, when-issued purchases                                          Credit
and forward commitments will not exceed 20% of
the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations:  U.S.                 1, 3-5                  Market
dollar denominated bonds issued by foreign                                               Credit
corporations or governments.  Sovereign bonds are                                        Interest Rate
those issued by the government of a foreign
country.  Supranational bonds are those issued by
supranational entities, such as the World Bank
and European Investment Bank.  Canadian bonds are
those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt              1, 3, 4                  Credit
that pay no interest, but are issued at a                                                Market
discount from their value at maturity.  When held                                        Interest Rate
to maturity, their entire return equals the
difference between their issue price and their
maturity value.

Investment Risks
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


Fund Management


Investment Advisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds.

As of September 30, 2000, Fifth Third Bank had approximately $ billion of assets under management, including approximately $ billion of assets of Fifth Third Funds.

The management fees paid by the Funds for the fiscal year ended July 31, 2000 were as follows:


                                                       As a percentage of
                                                       average net assets
Fifth Third Government Money Market Fund                               0.40%
Fifth Third Prime Money Market Fund                                    0.38%
Fifth Third Tax Exempt Money Market Fund                               0.36%
Fifth Third U.S. Treasury Money Market Fund                            0.26%



Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

         Maximum                 Average Aggregate Daily
         -------                --------------------------
    Administrative Fee
    ------------------
                                 Net Assets of the Trust
                                --------------------------
           0.20%                of the first $1 billion
           0.18%                of the next $1 billion
           0.17%                in excess of $2 billion


BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of the Funds.

Shareholder Information


Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of a Fund's shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Tax Exempt Money Market Fund calculates its NAV at 9 a.m. Fifth Third Government Money Market Fund calculates its NAV at 11:00 a.m. Each of Fifth Third Prime Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculates its NAV at 1 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Tax Exempt Money Market Fund--9 a.m.; Fifth Third Government Money Market Fund--11 a.m.; Fifth Third Prime Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--1 p.m.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend declared for that day.


Minimum Investments

                      The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                      All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                      For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                      The Funds may reject a purchase order for any reason.



Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.


Selling Your Shares


You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request to: Fifth Third Funds, 38 Fountain Square Plaza,
Cincinnati, Ohio 45263.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.


Exchanging Your Shares

You may exchange your Fund shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

                        Instructions for Exchanging Shares

                        To exchange your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares for exchange procedures or call 1-888-799-5353.

                        Notes on Exchanges

                        To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.


                        Shares of the new Fund must be held under the same account names with the same registration and tax identification numbers, as the shares of the old Fund.

                        The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

                        The exchange privilege is available only in states where shares of the Funds may be sold.

                        All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay any capital gains.


Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below in the case of Fifth Third Tax Exempt Money Market Fund, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This requirement applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund Shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


Additional Tax Information for Fifth Third Tax Exempt Money Market Fund

Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by Fifth Third Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from Fifth Third Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest it earned on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by Fifth Third Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Fifth Third Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Fifth Third Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for each of the years or periods ended July 31, 1999 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.


                                        Institutional Shares
                                        Fifth Third Government Money Market Fund




                                                                                  Year Ended July 31,
                                                                  ----------------------------------------------------
Per share data                                                    2000       1999        1998        1997        1996
                                                                  ----   --------    --------    --------    --------
Net asset value, beginning of period                                     $   1.00    $   1.00    $   1.00    $   1.00
Income from investment operations
 Net investment income                                                       0.05        0.05        0.05        0.05
 Total from investment operations                                            0.05        0.05        0.05        0.05
Less distributions
 Distributions to shareholders from net investment income                   (0.05)      (0.05)      (0.05)      (0.05)
 Total distributions                                                        (0.05)      (0.05)      (0.05)      (0.05)
Net asset value, end of the period                                       $   1.00    $   1.00    $   1.00    $   1.00
Total return                                                                 4.60%       5.13%       5.01%       5.11%



Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                                                    0.56%       0.52%       0.51%       0.50%
 Net investment income                                                       4.52%       5.02%       4.90%       4.99%
 Expense waiver/reimbursement (a)                                            0.11%       0.12%       0.09%       0.07%
Supplemental data
 Net assets, end of period (000s)                                        $252,987    $221,034    $162,543    $132,326



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights

                                           Institutional Shares
                                             Fifth Third Prime Money Market Fund




                                                                                  Year Ended July 31,
                                                                  ----------------------------------------------------
Per share data                                                    2000       1999        1998        1997        1996
                                                                  ----   --------    --------    --------    --------
Net asset value, beginning of period                                     $   1.00    $   1.00    $   1.00    $   1.00
Income from investment operations
 Net investment income                                                       0.05        0.05        0.05        0.05
 Total from investment operations                                            0.05        0.05        0.05        0.05
Less distributions
 Distributions to shareholders from net investment income                   (0.05)      (0.05)      (0.05)      (0.05)
 Total distributions                                                        (0.05)      (0.05)      (0.05)      (0.05)
Net asset value, end of the period                                       $   1.00    $   1.00    $   1.00    $   1.00
Total return                                                                 4.76%       5.25%       5.11%       5.20%


Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                                                    0.52%       0.52%       0.52%       0.49%
 Net investment income                                                       4.66%       5.13%       4.99%       5.07%
 Expense waiver/reimbursement (a)                                            0.11%       0.12%       0.09%       0.08%
Supplemental data
 Net assets, end of period (000s)                                        $348,366    $368,348    $341,827    $300,821



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights



                                         Institutional Shares
                                        Fifth Third Tax Exempt Money Market Fund




                                                                  Year Ended    Period Ended      Period Ended
                                                                   July 31,       July 31,        September 30,
Per share data                                                       2000           1999*            1998**
                                                                  ----------       -------       -------------
Net asset value, beginning of period                                               $  1.00            $  1.00
Income from investment operations
 Net investment income                                                                0.03                 --
 Total from investment operations                                                     0.03                 --
Less distributions
 Distributions to shareholders from net investment income                            (0.03)                --
 Total distributions                                                                 (0.03)                --
Net asset value, end of the period                                                 $  1.00            $  1.00
Total return                                                                          2.24%(d)           2.74%(b)



Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                                                             0.61%(c)           0.63%(c)
 Net investment income                                                                2.66%(c)           3.09%(c)
 Expense waiver/reimbursement (a)                                                     0.33%(c)             -- (c)
Supplemental data
 Net assets, end of period (000s)                                                  $17,682            $ 7,953



*   Reflects operations for the period from October 1, 1998 through July 31,
    1999.
** Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Represents total return based on the activity of Investment A Shares for the period from October 1, 1997 to September 20, 1998 and the activity of the Institutional Shares for the period of September 21, 1998 to September 30, 1998. Total return for the Institutional Shares for the period from September 21, 1998 (commencement of operations) to September 30, 1998 was 3.16% annualized.
(c) Annualized
(d) Not annualized

Financial Highlights

                                        Institutional Shares
                                     Fifth Third U.S. Treasury Money Market Fund



                                                                                  Year Ended July 31,
                                                                  ----------------------------------------------------
Per share data                                                    2000       1999        1998        1997        1996
                                                                  ----   --------    --------    --------    --------
Net asset value, beginning of period                                     $   1.00    $   1.00    $   1.00    $   1.00
Income from investment operations
 Net investment income                                                       0.05        0.05        0.05        0.05
 Total from investment operations                                            0.05        0.05        0.05        0.05
Less distributions
 Distributions to shareholders from net investment income                   (0.05)      (0.05)      (0.05)      (0.05)
 Total distributions                                                        (0.05)      (0.05)      (0.05)      (0.05)
Net asset value, end of the period                                       $   1.00    $   1.00    $   1.00    $   1.00
Total return                                                                 4.68%       5.31%       5.11%       5.24%



Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                                                    0.38%       0.38%       0.42%       0.43%
 Net investment income                                                       4.57%       5.19%       5.00%       5.10%
 Expense waiver/reimbursement (a)                                            0.24%       0.24%       0.17%       0.12%
Supplemental data
 Net assets, end of period (000s)                                        $856,286    $876,089    $539,087    $489,228




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Fifth Third Funds                               Table of Contents



                 Objectives, Strategies and Risks


                 3                  Overview
                 4                  Stock Funds
                 18                 Bond Funds

                 Shareholder Fees and Fund Expenses


                 28                 Fee Tables
                 30                 Expense Examples

                 Additional Information About the Funds' Investments

                 33

                 Fund Management

                 36                 Investment Advisors and Subadvisor
                 37                 Portfolio Managers
                 38                 Fund Administration

                 Shareholder Information


                 39                 Purchasing and Selling Fund Shares
                 39                 Purchasing and Adding to Your Shares
                 41                 Selling Your Shares
                 43                 Exchanging Your Shares
                 44                 Distribution Arrangements/Sales Charges
                 47                 Dividends and Capital Gains
                 47                 Taxation

                 Financial Highlights


                 49

                 Back Cover


                               Where to learn more about Fifth Third Funds

Objectives, Strategies and Risks

Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

  . the investment objective

  . principal investment strategies

  . principal risks, and

  . volatility and performance information


All Funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds (other than money market funds and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

Fifth Third Quality Growth Fund LOGO

Fundamental Objective
                                   Growth of capital. Income is a secondary objective.



Principal Investment Strategies
                                   Under normal market conditions, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

                                   High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                                   To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                   Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                                   Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                   Prices of convertible securities, which
                                   include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

     Year-by-Year Total Returns as of 12/31 For Investment A Shares


                        1990     5.12
                        1991    34.38
                        1992     8.03
                        1993    -1.06
                        1994     0.07
                        1995    31.59
                        1996    23.68
                        1997    32.70
                        1998    30.05
                        1999    [   ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                          Q[ ] [  ]   [  ]%
Worst quarter:                                         Q[ ] [  ]   [  ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)


                                                        Inception Date  Past Year   Past 5 Years   Past 10 Years   Since Inception
 Investment A Shares                                        1/1/83       [    ]%       [     ]%       [     ]%         [     ]%
 (with 4.50% sales charge)

 Investment B Shares/1/                                    [1/1/83]      [    ]%       [     ]%       [     ]%         [     ]%

 Investment C Shares/2/                                     4/25/96      [    ]%       [     ]%       [     ]%         [     ]%
 (with applicable Contingent Deferred Sales Charge)

                                                                                                                   (Since 12/31/82)
 S&P 500(R) Index                                                        [    ]%       [     ]%       [     ]%         [     ]%

/1/ Because Investment B shares commenced operations on __ and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.

/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

Fifth Third Equity Income Fund LOGO

Fundamental Objective
                                   High level of current income consistent with capital appreciation.



Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in common stocks of U.S. companies with a weighted average market value similar to that of the Standard & Poor's 500 Composite Stock Price Index focusing on stocks that pay an increasing dividend.

                                   The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

                                   Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.


                                   Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                                   The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Equity Income Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                   1990             -1.21
                   1991             29.07
                   1992              4.61
                   1993              0.26
                   1994             -0.65
                   1995             30.73
                   1996             16.83
                   1997             38.15
                   1998             17.82
                   1999             [   ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q[ ] [  ]  [  ]%
Worst quarter:                                             Q[ ] [  ]  [  ]%
Year to Date Return (1/1/00 to 9/30/00) [ ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                                                      Inception Date  Past Year   Past 5 Years   Past 10 Years    Since Inception
Investment A Shares                                        1/1/83     [     ]%       [     ]%       [     ]%          [     ]%
(with 4.50% sales charge)

  Investment B Shares/1/                                 [1/1/83]     [     ]%       [     ]%       [     ]%          [     ]%

Investment C Shares/2/                                   [      ]     [     ]%       [     ]%       [     ]%          [     ]%
(with applicable Contingent Deferred Sales Charge)

                                                                                                                  (Since 12/31/82)
S&P 500(R) Index                                                      [     ]%       [     ]%       [     ]%          [     ]%

/1/ Because Investment B shares commenced operations on __ and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.

/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on January 27, 1997

Fifth Third Technology Fund LOGO

Fundamental Objective
                                   Long-term capital appreciation.

Principal Investment Strategies
                                   Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

                                   Technology companies are those that are
                                   engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as certain securities brokers and consumer products retailers, that have extensively used technological advances to develop new or to improve products or processes.

                                   The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

                                   . fluctuate in price more widely and rapidly than the market as a whole

                                   . underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

                                   . decline in price due to sector specific developments

                                   . be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                                   To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                                   The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                                   Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown.

Fifth Third Pinnacle Fund LOGO

Fundamental Objective
                                   Long-term capital appreciation.


Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in common stocks and convertible securities that have the potential for long-term growth.

                                   In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.



Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, prices generally fall.

                                   Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Fifth Third Pinnacle Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

      Year-by-Year Total Returns as of 12/31 For Investment A Shares /1/

                         1990            -3.14%
                         1991            39.87%
                         1992            -0.73%
                         1993             3.31%
                         1994            -1.12%
                         1995            35.40%
                         1996            22.44%
                         1997            35.43%
                         1998            32.83%
                         1999            [      ]

                                         The bar chart above does not reflect
                                         the impact of any applicable sales
                                         charges or account fees, which would
                                         reduce returns.

 Best quarter:                                    Q[ ][  ]  [  ]%
Worst quarter:                                    Q[ ][  ]  [  ]%
Year to Date Return (1/1/00 to 9/3/00) [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)


                                          Inception Date  Past Year   Past 5 Years   Past 10 Years   Since Inception
 Investment A Shares/1/                   3/4/85           [   ]%        [   ]%         [   ]%           [   ]%
 (with 4.50% sales charge)

 Investment B Shares/2/                   [    ]           [   ]%        [   ]%         [   ]%           [   ]%

 Investment C Shares/3/                   [3/9/98]         [   ]%        [   ]%         [   ]%           [   ]%
 (with applicable Contingent
 Deferred Sales Charge)

                                                           [   ]%                                    (Since 2/28/98)
 S&P 500(R) Index                                                                                        [   ]%

/1/ For the period prior to March 6, 1998, the quoted performance of the Fund reflects the performance of the Investment A Shares of The Pinnacle Fund. On March 6, 1998, The Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc., was merged into Fifth Third Pinnacle Fund.
/2/ Because Investment B shares commenced operations on __ and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.
/3/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on March 9, 1998.

Fifth Third Balanced Fund LOGO

Fundamental Objective
                                   Capital appreciation and income.



Principal Investment Strategies

                                   Under normal market conditions, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                                   The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index, when Fifth Third Bank believes that market conditions favor securities of smaller companies.

                                   The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

                                   To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

                      Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                      To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future. [CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares


           1990                9.95%
           1991               30.13%
           1992                9.88%
           1993                1.74%
           1994               -1.03%
           1995               26.53%
           1996               14.23%
           1997               24.08%
           1998               17.87%
           1999              [     ]


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                        Q[  ] [     [     ]%
Worst quarter:                                        Q[  ] [     [     ]%
Year to Date Return  (1/1/00 to 9/30/00): [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                                                        Inception Date  Past Year   Past 5 Years   Past 10 Years   Since Inception
Investment A Shares                                            1/1/83     [ ]%          [ ]%           [ ]%             [ ]%
(with 4.50% sales charge)

Investment B Shares/1/                                                    [ ]%          [ ]%           [ ]%             [ ]%

Investment C Shares/2/                                       [4/25/96]    [ ]%          [ ]%           [ ]%             [ ]%
(with applicable Contingent Deferred Sales Charge)

                                                                                                                  (Since 12/31/82)
S&P 500(R) Index                                                          [ ]%          [ ]%           [ ]%             [ ]%

                                                                                                                    (Since 1/1/83)
LBAB Index                                                                [     ]%      [     ]%       [     ]%        [      ]%


/1/ Because Investment B shares commenced operations on __ and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.
/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

Fifth Third Mid Cap Fund LOGO

Fundamental Objective
                         Growth of Capital. Income is a secondary objective.



Principal Investment Strategies

                         Under normal market conditions, the Fund expects to invest at least 65% of total assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index (generally, between $500 million and $10 billion).

                         The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                         To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest in up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund may also invest in small cap stocks.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                         The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                         Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                         Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                         To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Mid Cap Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares
                          1990            1.84%
                          1991           46.01%
                          1992            5.05%
                          1993            1.38%
                          1994            1.54%
                          1995           26.03%
                          1996           17.59%
                          1997           32.64%
                          1998            3.29%
                          1999           [     ]


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


 Best quarter:                                      Q[  ] [     [      ]%
Worst quarter:                                      Q[  ] [     [      ]%
Year to Date Return  (1/1/00 to 9/30/00): [     ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                                                        Inception     Past     Past 5     Past          Since
                                                           Date       Year       Years   10 Years      Inception
  Investment A Shares                                       1/1/85    [   ]%   [   ]%     [   ]%         [    ]%
  (with 4.50% sales charge)

  Investment B Shares/1/                                              [   ]%   [   ]%     [   ]%         [    ]%

  Investment C Shares/2/                                  [4/24/96]   [   ]%   [   ]%     [   ]%         [    ]%
  (with applicable Contingent Deferred Sales Charge)


                                                                                                    (Since 12/31/84)
   S&P Mid Cap 400(R) Index                                           [   ]%   [   ]%     [   ]%         [    ]%

/1/ Because Investment B shares commenced operations on __ and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.
/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

Fifth Third International Equity Fund LOGO

Fundamental Objective
                                   Long-term capital appreciation.



Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in equity securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.


                                   The Fund uses a top-down strategy of select-ing securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valua-tion, (ii) fundamental change, and (iii) market momentum/technicals.

                                   The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI EAFE Index. Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country) by investing in "baskets" of common stocks and other equity securities.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies, U.S. and non-U.S. government bonds and U.S. and non-U.S. corporate bonds.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   Stocks of foreign companies present
                                   additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Fifth Third International Equity Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index of common stocks in Europe, Australasia and the Far East.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]
   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                          1995       11.29%
                          1996        8.54%
                          1997        7.96%
                          1998       19.34%
                          1999       [   ]

                                 The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                             Q[  ] [  ]  [  ]%
Worst quarter:                                            Q[  ] [  ]  [  ]%
Year to Date Return (1/1/00 to 9/30/00)  [   ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                                                                                                                      Since
                                                        Inception Date  Past Year   Past 5 Years  Past 10 Years     Inception
Investment A Shares                                         8/18/94       [   ]%        N/A            N/A            [   ]%
(with 4.50% sales charge)

Investment B Shares/1/                                                    [   ]%        N/A            N/A            [   ]%

Investment C Shares/2/                                     [4/25/96]      [   ]%        N/A            N/A            [   ]%
(with applicable Contingent Deferred Sales Charge)

                                                                                                                  (Since 8/31/94)
EAFE Index                                                                [   ]%        N/A            N/A            [   ]%

/1/ Because Investment B shares commenced operations on and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.
/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

Fifth Third Bond Fund For Income LOGO

Fundamental Objective
                                   High level of current income.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in the following types of investment grade securities: corporate securities, mortgage-backed securities, securities of the U.S. Treasury and U.S. Government agencies and instrumentalities, and Yankee bonds. At the time of investment, each of those securities has a remaining maturity or average life of 10 years or less and is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                   From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities. Mortgage-backed securities represent interests in the revenue generated from pools of mortgages.

                                   The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third Bond Fund For Income LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Index ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                            1990        8.24%
                            1991       14.62%
                            1992        6.32%
                            1993        8.67%
                            1994       -6.40%
                            1995       16.95%
                            1996        1.86%
                            1997        7.27%
                            1998        7.40%
                            1999       [   ]

                                   The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                               Q[  ] [  ]   [  ]%
Worst quarter:                                              Q[  ] [  ]   [  ]%
Year to Date Return (1/1/00 to 9/30/00)  [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                                                        Inception Date  Past Year   Past 5 Years   Past 10 Years   Since Inception
Investment A Shares                                          1/1/83       [   ]%        [   ]%        [   ]%            [   ]%
(with 4.50% sales charge)

Investment C Shares/1/                                       1/27/97      [   ]%        [   ]%        [   ]%            [   ]%
(with applicable Contingent Deferred Sales Charge)

                                                                                                                   (Since 1/1/83)
LBIGC                                                                     [   ]%        [   ]%        [   ]%            [   ]%

/1/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on January 27, 1997.

Fifth Third Quality Bond Fund LOGO

Fundamental Objective
                                   High current income. Capital growth is a secondary objective.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile then the prices of bonds with a shorter remaining maturity.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

                                   The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                                   From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Quality Bond Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                          1990          8.04%
                          1991         14.65%
                          1992          6.00%
                          1993          7.52%
                          1994         -3.90%
                          1995         17.18%
                          1996          1.85%
                          1997          8.20%
                          1998          8.45%
                          1999          [  ]

                                   The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                             Q[  ] [  ] [  ]%
Worst quarter:                                            Q[  ] [  ] [  ]%

Year to Date Return (1/1/00 to 9/30/00) [  ]


Average Annual Total Returns (for the periods ended December 31, 1999)


                                                        Inception Date  Past Year   Past 5 Years   Past 10 Years   Since Inception
Investment A Shares                                         1/1/83       [   ]%        [   ]%         [   ]%           [   ]%
(with 4.50% sales charge)

Investment B Shares/1/                                                   [   ]%        [   ]%         [   ]%           [   ]%

Investment C Shares/2/                                    [4/25/96]      [   ]%        [   ]%         [   ]%           [   ]%
(with applicable Contingent Deferred Sales Charge)

                                                                                                                   (Since 1/1/83)
LBAB                                                                     [   ]%        [   ]%         [   ]%           [   ]%

/1/ Because Investment B shares commenced operations on and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.

/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

Fifth Third U.S. Government Securities Fund LOGO

Fundamental Objective
                                   High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in U.S. government securities. At the time of investment each of those securities has a remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                                   U.S. government securities are debt
                                   securities issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government and obligations issued by the agencies or instrumentalities of the U.S. government, but not supported by such full faith and credit. They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

                                   U.S. Treasury securities are debt obligations of the U.S. government, and are backed by the U.S. government's full faith and credit of the U.S. government. While there are different degrees of credit quality, all U.S. government securities generally are considered highly credit worthy.

                                   In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Fifth Third U.S. Government Securities Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment A Shares

                          1990          8.45%
                          1991          9.51%
                          1992          5.27%
                          1993          6.19%
                          1994         -2.18%
                          1995         13.01%
                          1996          2.45%
                          1997          7.14%
                          1998          7.38%
                          1999          [  ]

                                   The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q[  ] [  ]  [  ]%
Worst quarter:                                                Q[  ] [  ]  [  ]%

Year to Date Return (1/1/00 to 9/30/00) [  ]%


Average Annual Total Returns (for the periods ended December 31, 1999)


                                                        Inception
                                                          Date      Past Year   Past 5 Years   Past 10 Years   Since Inception
Investment A Shares
(with 4.50% sales charge)                                 1/1/86      [   ]%       [    ]%        [    ]%          [   ]%

Investment C Shares/1/
(with applicable Contingent Deferred Sales Charge)        4/24/96     [   ]%       [    ]%        [    ]%          [   ]%

                                                                                                                (Since 1/1/86)
                                                                      [   ]%       [    ]%        [    ]%          [   ]%
LBIGBI

/1/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

Fifth Third Municipal Bond Fund LOGO

Fundamental Objective
                                   High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 80% of total assets in municipal securities, which pay interest that is exempt from federal income tax. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                   In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                                   The Fund reserves the right to invest up to 20% of total assets in other securities, such as money market instruments.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Fifth Third Municipal Bond Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                          1990         6.89
                          1991         8.60
                          1992         6.25
                          1993         6.76
                          1994        -2.30
                          1995         9.68
                          1996         3.26
                          1997         6.88
                          1998         5.57
                          1999        [  ]

                                   The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                           Q[  ] [  ] [  ]%
Worst quarter:                                          Q[  ] [  ] [  ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%


Average Annual Total Returns (for the periods ended December 31, 1999)

                              Inception Date     Past Year     Past 5 Years      Past 10 Years     Since Inception
Investment A Shares
(with 4.50% sales charge)         1/1/83          [   ]%        [   ]%             [   ]%               [   ]%
                                                                                                  (Since 12/31/82)
LBMBI                                             [   ]%        [   ]%             [   ]%               [   ]%

As of July 31, 1999, no shares or assets existed in the Investment C shares. Fifth Third Municipal Bond Fund, however, continues to offer Investment C shares. [CONFIRM FOR 2000]

Fifth Third Ohio Tax Free Bond Fund LOGO

Fundamental Objective
                                   Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 80% of net assets in municipal securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                   In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The Fund's performance may be affected by political and economic factors at the state or regional level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse. Economic activity in Ohio, as in many other states with a significant industrial base, tends to be more cyclical than in other states and in the nation as a whole.

                                   This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Fifth Third Ohio Tax Free Bond Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

   Year-by-Year Total Returns as of 12/31 For Investment A Shares

                          1990          5.70
                          1991          9.46
                          1992          6.24
                          1993          6.71
                          1994         -4.01
                          1995         13.72
                          1996          3.48
                          1997          6.92
                          1998          5.50
                          1999          [  ]


                                   The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                            Q[  ] [  ]  [  ]%
Worst quarter:                                           Q[  ] [  ]  [  ]%
Year to Date Return (1/1/00 to 9/30/00) [   ]%

Average Annual Total Returns (for the periods ended December 31, 1999)


                                                        Inception
                                                          Date      Past Year   Past 5 Years   Past 10 Years   Since Inception
Investment A Shares
(with 4.50% sales charge)                                 1/1/87     [   ]%        [   ]%         [   ]%           [   ]%

Investment B Shares/1/                                               [   ]%        [   ]%         [   ]%           [   ]%

Investment C Shares/2/
(with applicable Contingent Deferred Sales Charge)        4/24/96    [   ]%        [   ]%         [   ]%           [   ]%

                                                                                                              (Since 12/31/86)
                                                                     [   ]%        [   ]%         [   ]%           [   ]%
LBMBI

/1/Because Investment B shares commenced operations on __ and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment B shares.
/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the contractual expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.


Shareholder
Fees

                                                                Stock Funds--Fee Table
                                                                ----------------------
                                   Fifth Third             Fifth Third               Fifth Third                  Fifth Third
                                 Quality Growth           Equity Income              Technology                     Pinnacle
                                      Fund                    Fund                     Fund                           Fund
                              A         B     C        A       B      C        A          B         C         A         B       C
Maximum Sales Charge
 (Load) Imposed on
 Purchases                   4.50%   None    None    4.50%   None    None    4.50%      None       None      4.50%     None    None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends        None    None    None    None    None    None    None       None       None      None      None    None
Maximum Deferred Sales
 Load/1/                     None    5.00%   1.00%   None    5.00%   1.00%   None       5.00%      1.00%     None      5.00%   1.00%

Annual Fund Operating
Expenses (as a
percentage of average
net assets)

Management fees              0.80%   0.80%   0.80%   0.80%   0.80%   0.80%   1.00%      1.00%      1.00%     0.80%     0.80%   0.80%
Distribution/Service
 (12b-1) fees/2/             0.25%   1.00%   0.75%   0.25%   1.00%   0.75%   0.25%      1.00%      0.75%     0.25%     1.00%   0.75%
Other expenses              [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%   [   ]/4/%  [   ]/4/%  [   ]/4/  [   ]%   [   ]%  [   ]%

Total Annual Fund           [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%   [   ]%     [   ]%     [   ]%    [   ]%   [   ]%  [   ]%
Operating Expenses
 Fee Waivers/3/             [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%   [   ]%     [   ]%     [   ]%    [   ]%   [   ]%  [   ]%
Net Total Annual Fund
Operating Expenses          [   ]%  [   ]%   [   ]% [   ]%  [   ]%  [   ]%   [   ]%     [   ]%     [   ]%    [   ]%   [   ]%  [   ]%

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.
/2/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.
/3/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001. [CONFIRM]
/4/ Other expenses are based on estimated amounts for the current fiscal year.

Shareholder Fees and Fund Expenses

Shareholder Fees

                                                                    Stock Funds--Fee Table
                                                                    ----------------------
                                           Fifth Third                   Fifth Third                    Fifth Third
                                            Balanced                       Mid Cap                  International Equity
                                              Fund                           Fund                           Fund
                                      A         B         C         A         B         C         A         B          C
Maximum Sales Charge
 (Load) Imposed on
 Purchases                            4.50%     None      None      4.50%     None      None      4.50%     None        None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends                 None      None      None      None      None      None      None      None        None
Maximum Deferred Sales
 Load/1/                              None      5.00%     1.00%     None      5.00%     1.00%     None      5.00%       1.00%

Annual Fund Operating
Expenses (as a
percentage of average
net assets)

Management fees                       0.80%     0.80%     0.80%     0.80%     0.80%     0.80%     1.00%     1.00%       1.00%
Distribution/Service
 (12b-1) fees/2/                      0.25%     1.00%     0.75%     0.25%     1.00%     0.75%     0.25%     1.00%       0.75%
Other expenses                      [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%     [    ]%

Total Annual Fund                   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%     [    ]%
Operating Expenses
Fee Waivers/3/                      [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%     [    ]%
Net Total Annual Fund
Operating Expenses                  [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%   [    ]%     [    ]%

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.
/2/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.
/3/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001. [CONFIRM]

Shareholder Fees and Fund Expenses

Shareholder Fees


                                                                       Bond Funds--Fee Table
                                                                       ---------------------

                                 Fifth Third         Fifth Third              Fifth Third         Fifth Third         Fifth Third
                                Bond Fund for        Quality Bond           U.S. Government      Municipal Bond      Ohio Tax Free
                                   Income               Fund                Securities Fund          Fund               Bond Fund
                           A         C        A      B       C        A      C         A        C/1/      A       B         C
Maximum Sales Charge
 (Load) Imposed on
 Purchases                 4.50%   None    4.50%   None    None     4.50%   None     4.50%     None     4.50%    None      None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends      None    None    None    None    None     None    None     None      None     None     None      None
Maximum Deferred
 Sales Load/2/             None    1.00%   None    5.00%   1.00%    None    1.00%    None      1.00%    None     5.00%     1.00%

Annual Fund Operating
Expenses (as a
percentage of average
net assets)

Management fees            0.55%   0.55%   0.55%   0.55%   0.55%    0.55%   0.55%    0.55%     0.55%    0.55%    0.55%     0.55%
Distribution/Service
 (12b-1) fees/3/           0.25%   0.75%   0.25%   1.00%   0.75%    0.25%   0.75%    0.25%     0.75%    0.25%    1.00%     0.75%
Other expenses            [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%   [    ]%   [    ]%  [    ]%  [    ]%   [    ]%

Total Annual Fund         [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%   [    ]%   [    ]%  [    ]%  [    ]%   [    ]%
Operating Expenses
 Fee Waivers/4/           [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%  [   ]%   [    ]%   [    ]%  [    ]%  [    ]%   [    ]%
Net Total Annual Fund
 Operating Expenses       [   ]   [   ]%  [   ]%  [   ]%  [   ]%  [    ]%  [   ]%   [   ]%   [   ]%  [    ]%  [    ]%   [    ]%

/1/ Other Expenses and Total Fund Operating Expenses of the Funds are estimated for the current fiscal year. As of July 31, 1999, no shares or assets existed in the Investment C shares of Fifth Third Municipal Bond Fund. Fifth Third Municipal Bond Fund Investment C shares continue to be open for investment with an offering price equal to Fifth Third Municipal Bond Fund Investment A shares. [CONFIRM FOR 2000]
------------------

/2/ 5% in the first year after purchase, declining to 4% in the second year,
3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.
/3/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.
/4/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001. [CONFIRM]
                                              ---------

Shareholder Fees and Fund Expenses


Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, redemption at the end of each period, and the Fund's operating expenses remaining the same. Because these examples are hypothetical and for comparison only, actual amounts may be different.

Stock Funds

                         Fifth Third Quality Growth                   1        3         5        10
                         Fund                                        Year    Years    Years     Years
                         Investment A Shares                        $[    ]  $[    ]  $[    ]   $[    ]
                         Investment  B Shares
                         Assuming Redemption                        $[    ]  $[    ]  $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]  $[    ]  $[    ]   $[    ]
                         Investment C Shares
                         Assuming Redemption                        $[    ]  $[    ]  $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]  $[    ]  $[    ]   $[    ]

                         Fifth Third Equity                            1       3        5       10
                         Income Fund                                Year    Years    Years     Years
                         Investment A Shares                        $[   ]   $[    ]  $[    ]   $[    ]
                         Investment  B Shares
                         Assuming Redemption                        $[   ]   $[    ]  $[    ]   $[    ]
                         Assuming no Redemption                     $[   ]   $[    ]  $[    ]   $[    ]
                         Investment C Shares
                         Assuming Redemption                        $[   ]   $[    ]  $[    ]   $[    ]
                         Assuming no Redemption                     $[   ]   $[    ]  $[    ]   $[    ]


                                                                       1       3
                         Fifth Third Technology Fund                Year      Years
                         Investment A Shares                        $[   ]   $[    ]
                         Investment B Shares
                         Assuming Redemption                        $[   ]   $[    ]
                         Assuming no Redemption                     $[   ]   $[    ]
                         Investment C Shares
                         Assuming Redemption                        $[   ]   $[    ]
                         Assuming no Redemption                     $[   ]   $[    ]

                                                                       1       3        5       10
                         Fifth Third Pinnacle Fund                   Year    Years    Years     Years
                         Investment A Shares                        $[    ]  $[    ]  $[    ]   $[    ]
                         Investment  B Shares

                         Assuming Redemption                        $[    ]  $[    ]  $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]  $[    ]  $[    ]   $[    ]
                         Investment C Shares
                         Assuming                                   $[    ]  $[    ]  $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]  $[    ]  $[    ]   $[    ]

                                                                       1       3        5       10
                         Fifth Third Balanced Fund                   Year    Years    Years     Years
                         Investment A Shares                        $[    ]   $[   ]   $[    ]  $[    ]
                         Investment  B Shares
                         Assuming Redemption                        $[    ]   $[    ]  $[    ]  $[    ]
                         Assuming no Redemption                     $[    ]   $[    ]  $[    ]  $[    ]
                         Investment C Shares
                         Assuming Redemption                        $[    ]   $[    ]  $[    ]  $[    ]
                         Assuming no Redemption                     $[    ]   $[    ]  $[    ]  $[    ]


                                                                       1       3         5        10
                         Fifth Third Mid Cap Fund                    Year    Years     Years      Years
                         Investment A Shares                        $[    ]   $[    ]   $[    ]   $[    ]
                         Investment  B Shares
                         Assuming Redemption                        $[    ]   $[    ]   $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]   $[    ]   $[    ]   $[    ]
                         Investment C Shares
                         Assuming Redemption                        $[    ]   $[    ]   $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]   $[    ]   $[    ]   $[    ]

                         Fifth Third International                      1        3         5       10
                         Equity Fund                                  Year     Years     Years    Years
                         Investment A Shares                        $[    ]   $[    ]   $[    ]   $[    ]
                         Investment  B Shares
                         Assuming Redemption                        $[    ]   $[    ]   $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]   $[    ]   $[    ]   $[    ]
                         Investment C Shares
                         Assuming Redemption                        $[    ]   $[    ]   $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]   $[    ]   $[    ]   $[    ]

Bond Funds

                         Fifth Third Bond Fund For                      1        3        5        10
                                                                      Year     Years     Years    Years
                         Income
                         Investment A Shares                        $[    ]   $[    ]   $[    ]   $[    ]
                         Investment C Shares
                         Assuming Redemption                        $[    ]   $[    ]   $[    ]   $[    ]
                         Assuming no Redemption                     $[    ]   $[    ]   $[    ]   $[    ]

                                   Fifth Third Quality Bond             1       3        5        10
                                    Fund                               Year    Years    Years    Years
                                   Investment A Shares                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Investment B Shares
                                   Assuming Redemption                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Assuming no Redemption              $[  ]   $[  ]    $[  ]    $[  ]
                                   Investment C Shares
                                   Assuming Redemption                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Assuming no Redemption              $[  ]   $[  ]    $[  ]    $[  ]

                                   Fifth Third U.S.
                                    Government Securities               1       3        5        10
                                    Fund                               Year    Years    Years    Years
                                   Investment A Shares                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Investment C Shares
                                   Assuming Redemption                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Assuming no Redemption              $[  ]   $[  ]    $[  ]    $[  ]




                                   Fifth Third Municipal                1       3        5        10
                                    Bond Fund                          Year    Years    Years    Years
                                   Investment A Shares                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Investment C Shares
                                   Assuming Redemption                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Assuming no Redemption              $[  ]   $[  ]    $[  ]    $[  ]


                                   Fifth Third Ohio Tax Free            1       3        5        10
                                    Bond Fund                          Year    Years    Years    Years
                                   Investment A Shares                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Investment B Shares
                                   Assuming Redemption                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Assuming no Redemption              $[  ]   $[  ]    $[  ]    $[  ]
                                   Investment C Shares
                                   Assuming Redemption                 $[  ]   $[  ]    $[  ]    $[  ]
                                   Assuming no Redemption              $[  ]   $[  ]    $[  ]    $[  ]

Additional Information About The Funds' Investments

Investment Practices
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                          FUND CODE
----------                         ---------
Quality Growth Fund                     1
Equity Income Fund                      2
Technology Fund                         3
Pinnacle Fund                           4
Balanced Fund                           5
Mid Cap Fund                            6
International Equity Fund               7
Bond Fund for Income                    8
Quality Bond Fund                       9
U.S. Government Securities Fund         10
Municipal Bond Fund                     11
Ohio Tax Free Bond Fund                 12

                 INSTRUMENT                                   FUND  CODE                 RISK TYPE
                 ----------                                   ----------                 ---------
American Depository Receipts (ADRs): ADRs are                  1, 3-7                   Market
foreign shares of a company held by a U.S. bank                                          Political
that issues a receipt evidencing ownership.                                              Foreign Investment

Asset-Backed Securities: Securities secured by               1, 5, 6, 8, 9               Pre-payment
company receivables, home equity loans, truck and                                        Market
auto loans, leases, credit card receivables and                                          Credit
other securities backed by other types of                                                Interest Rate
receivables or other assets.                                                             Regulatory
                                                                                         Liquidity

Bankers' Acceptances: Bills of exchange or time           1-3, 5, 6, 8, 9, 11            Credit
drafts drawn on and accepted by a commercial                                             Liquidity
bank.  Maturities are generally six months or                                            Market
less.                                                                                    Interest Rate

Bonds: Interest-bearing or discounted securities                                        Market
that obligate the issuer to pay the bondholder a                                         Credit
specified sum of money, usually at  specific                                             Interest Rate
intervals, and to repay the principal amount of
the loan at maturity.
          Corporate:                                             1-11
          Government:                                          1,2, 4-11

Call and Put Options: A call option gives the buyer              1-10                    Management

the right to buy, and obligates the seller of the                                        Liquidity
option to sell, a security at a specified                                                Credit
price. A put option gives the buyer the right to                                         Market
sell, and obligates the seller of the option to                                          Leverage
buy a security at a specified price.

Certificates of Deposit: Negotiable instruments        1-3, 5, 6, 8, 9, 10, 11           Market
with a stated maturity.                                                                  Credit
                                                                                         Liquidity
                                                                                         Interest Rate

Collateralized Mortgage Obligations:                           5, 8-10                   Pre-Payment
Mortgage-backed bonds that separate mortgage                                             Interest
pools into different maturity classes.

Commercial Paper: Secured and unsecured short-term     1, 3,-6, 8, 9, 11, 12             Credit
promissory notes issued by corporations and other                                        Liquidity
entities. Maturities generally vary from a few                                           Market
days to nine months.                                                                     Interest Rate

Common Stock: Shares of ownership of a company.                 1-7                      Market

Convertible Securities: Bonds or preferred stock                1-7                      Market
that convert to common stock.                                                            Credit

Derivatives: Instruments whose value is derived               1-12                       Management
from an underlying contract, index or security,                                          Market
or any combination thereof, including futures,                                           Credit
options (e.g., put and calls), options on                                               Liquidity
futures, swap agreements, and some                                                       Leverage
mortgage-backed securities.                                                              Interest Rate

Foreign Currency Transactions: Foreign currency                7                         Foreign Investment
transactions include forward foreign currency                                            Market
exchange contracts, foreign currency options, and                                        Political
foreign currency futures transactions.

Foreign Securities: Stocks issued by foreign              1-3, 5-9, 11                   Market
companies, as well as commercial paper of foreign                                        Political
issuers and obligations of foreign banks,                                                Liquidity
overseas branches of U.S. banks and supranational                                        Foreign Investment
entities.

Futures and Related Options: A contract providing           1-12                         Management
for the future sale and purchase of a specified                                          Market
amount of a specified security, class of                                                 Credit
securities, or an index at a specified time in                                           Liquidity
the future and at a specified price.                                                     Leverage

High-Yield/High-Risk/Debt Securities: High-yield/           8-11                         Credit
high-risk/debt securities are securities that are                                        Market
rated below investment grade by the primary                                              Liquidity
rating agencies (e.g., BB or lower by Standard &                                         Interest Rate
Poor's and Ba or lower by Moody's).  These
securities are

considered speculative and involve
greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be                    1-12                     Liquidity
difficult to sell at an acceptable price.                                                Market



Investment Company Securities: Shares of                     1, 5-12                     Market
investment companies.  These investment
companies may include money market funds of Fifth
Third Funds and shares of other registered
investment companies for which the Adviser to a
Fund or any of their affiliates serves as
investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or            1, 6, 8, 9, 11, 12                Market
discounted government or corporate securities                                            Credit
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity.  Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Adviser.

Money Market Instruments: Investment-grade, U.S.            1, 3-12                      Market
dollar denominated debt securities that have                                             Credit
remaining maturities of one year or less.  These
securities may include U.S. government
obligations, commercial paper and other
short-term corporate obligations, repurchase
agreements collateralized with U.S. government
securities, certificates of deposit, bankers'
acceptances, and other financial institution
obligations.  These securities may carry fixed or
variable interest rates.

Mortgage-Backed Securities: Debt obligations            1, 5, 6, 8-10                    Pre-payment
secured by real estate loans and pools of loans.                                         Market
These include collateralized mortgage obligations                                        Credit
and real estate mortgage investment conduits.                                            Regulatory

Municipal Securities: Securities issued by a state          11, 12                       Market
or political subdivision to obtain funds for                                             Credit
various public purposes.  Municipal securities                                           Political
include (a) governmental lease certificates of                                           Tax
participation issued by state or municipal                                               Regulatory
authorities where payment is secured by
installment payments for equipment, buildings, or
other facilities being leased by the state or
municipality; government lease

certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds;
(e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;
(f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;
(g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

Participation Interests: Interests in bank loans              11, 12                     Interest Rate
made to corporations.                                                                    Credit
                                                                                         Liquidity

Preferred Stocks: Preferred Stocks are equity                3, 5, 7                     Market
securities that generally pay dividends at a
specified rate and have preference over common
stock in the payment of dividends and
liquidation.  Preferred stock generally does not
carry voting rights.

Repurchase Agreements: The purchase of a security             1-12                       Market
and the simultaneous commitment to return the                                            Leverage
security to the seller at an agreed upon price on
an agreed upon date.  This is treated as a loan.

Restricted Securities: Securities not registered              1-12                       Liquidity
under the Securities Act of 1933, such as                                                Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a                   1-12                       Market
security and the simultaneous commitment to buy                                          Leverage
the security back at an agreed upon price on an
agreed upon date.  This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%              1-12                       Market
of the Fund's total assets.  In return the Fund                                          Leverage
will receive cash, other securities, and/or                                              Liquidity
letters of credit.                                                                       Credit

Short-Term Trading: The sale of a security soon               1-12                       Market
after its purchase.  A portfolio engaging in such
trading will have higher turnover and transaction
expenses.

Stock-Index Options: A security that combines                 1-12                       Management
features of options with securities trading using                                        Market
composite stock indices.                                                                 Credit
                                                                                         Liquidity
                                                                                         Leverage

Time Deposits: Non-negotiable receipts issued by a        1-3, 5, 6, 8, 9, 11            Liquidity
bank in exchange for the deposit of funds.                                               Credit
                                                                                         Market

U.S. Government Agency Securities: Securities                    1-12                    Interest Rate
issued by agencies and instrumentalities of the                                          Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,                  1-12                    Interest Rate
separately traded registered interest and
principal securities, and coupons under bank
entry safekeeping.

Variable and Floating Rate Instruments:                      5, 8, 9, 11, 12             Credit
Obligations with interest rates which are reset                                          Liquidity
daily, weekly, quarterly or some other period and                                        Market
which may be payable to the Fund on demand.

Warrants: Securities, typically issued with                       1-3, 5-7               Market
preferred stock or bonds, that give the holder                                           Credit
the right to buy a proportionate amount of common
stock at a specified price.

When-Issued and Delayed Delivery Transactions:                       1-12                Market
Purchase or contract to purchase securities at a                                         Leverage
fixed price for delivery at a future date.  Under                                        Liquidity
normal market conditions, when-issued purchases                                          Credit
and forward commitments will not exceed 20% of
the value of a Fund's total assets.

Investment Risks
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

INVESTMENT ADVISORS AND SUBADVISOR

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of those two advisors is a subsidiary of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

As of September 30, 2000, Fifth Third Bank had approximately $ _____ billion of assets under management, including approximately $ __ billion of assets of Fifth Third Funds. As of September 30, 2000, Heartland had approximately $ __ billion of assets under management, including approximately $ _____ million of assets held by mutual funds. As of September 30, 2000, MSDW, together with its affiliated institutional asset management companies, had approximately $ __ billion of assets under management, including approximately $ ___ billion of assets held by mutual funds.

The management and subadvisory fees paid by the Funds for the fiscal year ended July 31, 2000 are as follows:

                                                     As a percentage of
                                                      average net assets
Fifth Third Quality Growth Fund                                  0.80%
Fifth Third Equity Income Fund                                   0.80%
Fifth Third  Technology Fund                                     1.00%
Fifth Third Pinnacle Fund                                        0.80%
Fifth Third Balanced Fund                                        0.80%
Fifth Third Mid Cap Fund                                         0.80%
Fifth Third International Equity Fund                            1.00%
(subadvisory fee)                                               (0.45%)*
Fifth Third Bond Fund For Income                                 0.55%
Fifth Third Quality Bond Fund                                    0.55%
Fifth Third U.S. Government Securities Fund                      0.55%
Fifth Third Municipal Bond Fund                                  0.55%
Fifth Third Ohio Tax Free Bond Fund                              0.55%

* Fifth Third Bank was responsible for paying this fee from the fees it received as investment manager to Fifth Third International Equity Fund.

PORTFOLIO MANAGERS

Fifth Third Bank

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for the Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.


Bond Funds

Investment decisions for all of the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas
F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

Morgan Stanley Dean Witter Investment Management Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSDW since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSDW and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Ann Thivierge joined MSDW in 1986 and is a Managing Director. She has been a member of MSDW's Asset Allocation Committee for eight years. She received a B.A. from James Madison College, Michigan State University in International
Relations and received her M.B.A. from New York University in Finance.

Fund Management

FUND ADMINISTRATION

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

      Maximum          Average Aggregate Daily
 Administrative Fee     Net Assets of the Trust
---------------------  ------------------------
       0.20%           of the first $1 billion
       0.18%            of the next $1 billion
       0.17%           in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of all the Funds.


Fund Management

PURCHASING AND SELLING FUND SHARES

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A, Investment B, and Investment C shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. (Special rules apply for former Investment A and C shareholders of the Cardinal Funds and The Pinnacle Fund. See below.) In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.


Minimum Investments

                              The minimum initial investment in Investment A shares, Investment B shares, or Investment C shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The maximum investment is [$250,000] for total purchases of Investment B shares of a Fund offered by this Prospectus.

                              All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                              For details, contact the Trust toll-free at 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                              The Funds may reject a purchase order for any reason.

Systematic Investment Program

                              You may make monthly systematic investments in Investment A shares or Investment B shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Shareholer Incormation

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Instructions for Purchases by Former Cardinal Funds and The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or the Pinnacle Fund at the time those funds were merged into one of the Fifth Third Funds, and you continue to hold in your name the shares of the Fifth Third Fund that you received in the merger or by way of a subsequent exchange, you may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.



By Mail

                 For Subsequent Investments:

                 1. Use the investment slip attached to your account statement.
                    Or, if unavailable, provide the following information:

                    . Fund name

                    . Share class

                    . Amount invested

                    . Account name and account number

                 2. Make check, bank draft or money order payable to "Fifth
                    Third Funds" and include your account number on the check.

                 3. Mail or deliver investment slip and full payment to the following address:


                    By Regular Mail:
                    Fifth Third Funds
                    P.O. Box 182706
                    Columbus, OH 43218-2706

                                          By Express Mail:
                                          Fifth Third Funds
                                          c/o BISYS Fund Services
                                          3435 Stelzer Road
                                          Columbus, OH 43219-3035

By Wire Transfer

                 For Subsequent Investments:

                 Instruct your bank to wire transfer your investment to:


                    Fifth Third Bank
                    Cincinnati, OH
                    A/C #99944318
                    ABA #042000314
                    Reference: Fifth Third Funds
                    FFC: Shareholder name, Fund name, and Account number

                 Note: Your bank may charge a wire transfer fee.


Systematic Investment Program
                 To begin making systematic investments or to increase the amounts you already are investing:

                   . Write a letter of instruction indicating:

                     . Your bank name, address, account number, and ABA routing number

                     .  The amount you wish to invest automatically

                   . Attach a voided personal check.

                   . Mail To:

                     Fifth Third Funds

                     P.O. Box 182706
                     Columbus, OH 43218-2706

Shareholder Information

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares, Investment B shares, or Investment C shares through Fifth Third Securities, Inc. or the financial shares institution through which you purchased them. (Special rules apply for certain former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend declared for that day.


Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2700, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.



Instructions for Sales by Former Cardinal Fund or The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account)shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.


By telephone
Shares may be redeemed in any amount less than $50,000 by telephone.

                        Call 1-800-282-5706 with instructions as to how you wish to receive your funds (mail, wire). The Funds make every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity.



By mail


                        1. Write a letter of instruction indicating:
                           . your Fund and account number
                           . amount you wish to redeem
                           . address where your check should be sent
                           . account owner(s) signature
                        2. Mail to:
                           Fifth Third Funds

                           P.O. Box  182706
                           Columbus, OH 43218-2706

Shareholder Information

By overnight service


                        1.Write a letter of instruction indicating:
                           . your fund and account number
                           . amount you wish to redeem
                           . address where you want check to be sent
                           . account owner(s) signature
                        2.Send to:
                           Fifth Third Funds

                           c/o BISYS Fund Services
                           3435 Stelzer Road
                           Columbus, OH 43219-3035


By wire transfer
(Option available only if previously set up on account.)

                        Call 1-800-282-5706 to request a wire transfer.

                        If you call by the time designated by the Funds, your payment will normally be wired to your bank on the next business day.

                        The Fund charges a wire transfer fee of $8.
                        Note: Your financial institution may also charge a separate fee.


Systematic Withdrawal Plan

                        To activate this feature call 1-800-282-5706.



When Written Redemption Requests are Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following.
   . Redemptions over $50,000
   . Your account address has changed within the last 30 days
   . The check is not being mailed to the address on your account

   . The check is not being made payable to the owner of the account
     [CONFIRM]
   . The redemption proceeds are being transferred to another Fund account with a different registration
   . The redemption proceeds are being wired to instructions currently not on your account

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion

Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Trust does not accept signatures guaranteed by a notary public.


Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information


Exchanging Your Shares


You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Automatic Exchanges
You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

                        If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-888-799-5353. (Special rules apply for former shareholders of The Cardinal Group. See below.)

                        Notes on exchanges

                        To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

                        When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

                        Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

                        The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

                        The Exchange Privilege is available only in states where shares of the Funds may be sold.

                        All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Instructions for Exchanges by Former Cardinal Funds and The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may exchange your Fifth Third Fund shares for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

To make an exchange, send a written request to Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or by call 1-800-282-5706. Please provide the following information:

 . Your name and telephone number

 . The exact name on your account and account number

 . Taxpayer identification number (usually your Social Security number)

 . Dollar value or number of shares to be exchanged

 . The name of the Fund from which the exchange is to be made

 . The name of the Fund into which the exchange is being made

Automatic Exchanges

To participate in the Automatic Exchange or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.

Shareholder Information

Distribution Arrangements/ Sales Charges


                        This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.


                              Investment A              Investment B                    Investment C
  Sales Charge (Load)         Front-end sales charge    No front-end sales charge.      No front-end sales
                              (not applicable to        A contingent deferred sales     charge. A contingent
                              money market funds);      charge (CDSC) will be           deferred sales charge
                              reduced sales charges     imposed on shares redeemed      (CDSC) will be
                              available.                within 6 years after            imposed on shares
                                                        purchase;                       redeemed within 12
                                                                                        months after purchase;

  Distribution/Service        Subject to annual         Subject to annual               Subject to annual
  (12b-1) Fee                 distribution and          distribution and                distribution fees of up to 0.75% of
                              shareholder servicing     shareholder servicing           the Fund's assets.
                              fees of up to 0.25% of    fees of up to 1.00% of the
                              the Fund's assets.        Fund's assets.

  Fund Expenses               Lower annual expenses     [Higher annual expenses         Higher annual
                              than Investment C         than Investment A shares.]      expenses than
                              shares.                                                   Investment A shares.

  Conversion                  None                      Converts to Investment A        None
                                                        shares after 8 years.

Calculation of Sales Charges

Investment A Shares

                              Investment A shares are sold at their public offering price. This price includes the initial sales charge. therefore, part of the money you send to the funds will be used to pay the sales charge. The remainder is invested in fund shares. the sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                              The current sales charge rates are as follows:

     Your Investment                                                            Sales Charge       Sales Charge
                                                                                  as a % of          as a % of
                                                                               Offering Price      Your Investment
     Less than $50,000                                                             4.50%               4.71%
     $ 50,000 but less than $100,000                                               4.00%               4.17%
     $100,000 but less than $150,000                                               3.00%               3.09%
     $150,000 but less than $250,000                                               2.00%               2.04%
     $250,000 but less than $500,000                                               1.00%               1.01%
     $500,000 or more                                                              0.00%               0.00%

Shareholder Information

                        If you have a Club 53 Account, One Account Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

Your Investment                                                   Sales Charge        Sales Charge
                                                                    as a % of           as a % of
                                                                  Offering Price      Your Investment
 Less than $50,000                                                     3.97%              4.13%
 $ 50,000 but less than $100,000                                       3.47%              3.59%
 $100,000 but less than $150,000                                       2.47%              2.53%
 $150,000 but less than $250,000                                       1.47%              1.49%
 $250,000 but less than $500,000                                       0.47%              0.47%
 $500,000 and above                                                    0.00%              0.00%


If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, in the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions

You may qualify for reduced sales charges under the following circumstances.


 .Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Investment A Shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

 .Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

 .Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.


Investment B Shares
                       Investment B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Investment B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

                       Investment B shares are subject to the following CDSC schedule::

               Year of Redemption After Purchase                    % of NAV (at time of purchase or sale if lower)
                                                                                  deducted from proceeds
               During the first year                                                    5%
               During the second year                                                   4%
               During the third or fourth years                                         3%
               During the fifth year                                                    2%
               During the sixth year                                                    1%
               During the seventh or eight years                                        0%


Sales Charge Waivers

Investment A Shares

                       The following transactions qualify for waivers of sales charges that apply to Investment A shares:

                       .Shares purchased by investment representatives through
                        fee-based investment products or accounts.

                       .Reinvestment of distributions from a deferred
                        compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

                       .Shares purchased for trust or other advisory accounts
                        established with the Advisor or its affiliates.

                       .Shares purchased by directors, trustees, employees, and
                        family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

                       .Shares purchased in connection with 401(k) plans, 403(b)
                        plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

                       .Distributions from Qualified Retirement Plans. There
                        also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

Investment B Shares


                       The CDSC will be waived under certain circumstances, including the following:

                       . Minimum required distributions from an IRA or other
                         qualifying retirement plan to a shareholder who has attained age 70 1/2.

                       . Redemptions from accounts following the death or
                         disability of the shareholder.

                       . Investors who purchased through a participant directed
                         defined benefit plan.

                       . Returns of excess contributions to certain retirement
                         plans.

                       . Distributions of less than 12% of the annual account
                         value under the Systematic Withdrawal Plan.

                       . Shares issued in a plan of reorganization sponsored by
                         Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

Investment C Shares

                        Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Reinstatement Privilege


                        If you have sold Investment A or C shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service (12b-1) Fees

                        12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                        12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                        12b-1 fees may cost you more than paying other types of sales charges.


                        The 12b-1 fees vary by share class as follows:

                        .Investment A shares may pay a 12b-1 fee of up to 0.25%
                         of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

                        .Investment B shares pay a 12b-1 fee at an annual rate
                         of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

                        .Investment C shares pay a 12b-1 fee of up to 0.75% of
                         the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                        Please note that Investment C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

                        Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Investment
A Shares Investment B shares convert automatically to Investment A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealers Incentives

                        BISYS, the distributor of Fund shares, in its discretion, may pay all dealers selling Investment A shares or Investment B shares all or a portion of the sales charges it normally retains.

DIVIDENDS AND CAPITAL GAINS

                        All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment B shares which are higher than for Investment C shares, because Investment A shares have lower operating expenses than

                        Investment B shares which have lower
                        operating expenses than Investment C shares.

                        Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                        Dividends, if any, are declared and paid quarterly by the Fifth Third Cardinal Fund. Capital gains, if any, are distributed at least annually.


TAXATION

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Shareholder Information


Additional Tax Information for Fifth Third Ohio Tax Free Bond Fund

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Additional Tax Information for Fifth Third Municipal Bond Fund

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

Additional Tax Information for Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Additional Tax Information for Fifth Third International Equity Fund

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Shareholder Information

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                 Fifth Third Quality Growth Fund
                                               Investment A Shares

                                                                         Year Ended July 31,
                                                               ---------------------------------
Per Share Data                                          2000     1999         1998        1997        1996
                                                        ----   --------     --------    --------    --------
Net Asset Value, Beginning of Period                           $  20.26     $  19.23    $  13.16    $  11.79

Income from Investment Operations:
 Net investment income/(loss)                                     (0.06)        0.03        0.08        0.12

 Net realized and unrealized gains/(losses) from
   investments                                                     5.06         2.49        6.75        1.37

Total from Investment Operations                                   5.00         2.52        6.83        1.49

Distributions to shareholders from:
 Net investment income                                               --        (0.03)      (0.09)      (0.12)

 Net realized gains on vestments                                  (1.95)       (1.46)      (0.67)         --

 Total Distributions                                              (1.95)       (1.49)      (0.76)      (0.12)

Net Asset Value, End of Period                                 $  23.31     $  20.26    $  19.23    $  13.16

 Total Return (excludes sales charge)                             26.48%       14.12%      54.02%      12.69%



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                          1.21%        1.00%       1.00%       0.99%
  Net investment income/(loss)                                    (0.29%)       0.10%       0.45%       0.98%

  Expense waiver/reimbursement(b)                                  0.08%        0.37%       0.36%       0.03%

Supplemental data:
 Net Assets at end of period (000s)                            $116,963     $520,068    $399,683    $134,469
 Portfolio turnover(c)                                               34%          45%         37%         37%

                                                Fifth Third Quality Growth Fund
                                                Investment B Shares


                                                            Period Ended
                                                            ------------
                                                            July 31, 2000
                                                            -------------
Per Share Data                                                   2000
                                                                 ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
 Net investment income/(loss)

 Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
 Net investment income

 Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses
 Net investment income/(loss)
 Expense waiver/reimbursement(b)

Supplemental data:
 Net Assets at end of period (000s)
 Portfolio turnover(c)

Financial Highlights

                                                 Fifth Third Quality Growth Fund
                                               Investment C Shares

                                                                                                          Period Ended
                                                                                                          ------------
                                                                                                            July 31,
                                                                                                            --------
                                                                                                             1996*
                                                                                                             -------
Per Share Data                                                      2000     1999      1998      1997
                                                                    ----  -------   -------   -------
Net Asset Value, Beginning of Period                                      $ 20.10   $ 19.18   $ 13.16         $13.37

Income from Investment Operations:
 Net investment income/(loss)                                               (0.18)    (0.07)    (0.03)            --

 Net realized and unrealized gains/(losses) from investments                 5.00      2.45      6.72          (0.21)

Total from Investment Operations                                             4.82      2.38      6.69          (0.21)

Distributions to shareholders from:
 Net investment income                                                         --        --        --             --

 Net realized gain on investment                                            (1.95)    (1.46)    (0.67)            --

Total Distributions                                                         (1.95)    (1.46)    (0.67)            --

Net Asset Value, End of Period                                            $ 22.97   $ 20.10   $ 19.18         $13.16

Total Return (excludes sales charge)                                        25.76 %   13.41 %   52.79 %        12.50%(d)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                    1.80 %    1.63 %    1.75 %         1.77%(a)
 Net investment income/(loss)                                               (0.89)%   (0.54)%   (0.32)%         0.26%(a)
 Expense waiver/reimbursement(b)                                             0.30 %    0.39 %    0.26 %         0.06%(a)

Supplemental data:
 Net Assets at end of period (000s)                                       $ 9,775   $ 8,357   $ 3,146         $  420
 Portfolio turnover(c)                                                         34 %      45 %      37 %           37%


* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.

Financial Highlights

                                                  Fifth Third Equity Income Fund
                                               Investment A Shares


                                                                                           Period ended
                                                                                           ------------
                                                                                             July 31,
                                                                                             --------
                                                                Year Ended July 31,           1997*
                                                                -------------------           -------
Per Share Data                                              2000      1999        1998
                                                            ----   -------    --------
Net Asset Value, Beginning of Period                               $ 15.38    $  14.44       $  12.00

Income from Investment Operations:
 Net investment income/(loss)                                         0.29        0.26           0.15
 Net realized and unrealized gains from investments                   1.19        2.43           2.43

 Total from Investment Operations                                     1.48        2.69           2.58

Distributions to shareholders from:
 Net investment income                                               (0.23)      (0.27)         (0.14)
 In excess of net investment income                                     --          --             --
 Net realized gain on investments                                    (1.45)      (1.48)            --

 Total Distributions                                                 (1.68)      (1.75)         (0.14)

Net Asset Value, End of Period                                     $ 15.18    $  15.38       $  14.44

Total Return (excludes sales charge)                                  9.90%      19.57%         21.64%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                             1.27%       1.01%          1.06%(b)
 Net investment income                                                1.58%       1.73%          2.32%(b)
 Expense waiver/reimbursement(c)                                      0.10%       0.43%          0.42%(b)

Supplemental data:
 Net Assets at end of period (000s)                                $20,268    $150,404       $120,324
 Portfolio turnover(d)                                                  69%         41%            28%

                                              Fifth Third Equity Income
                                              Investment B Shares

                                                        Period Ended
                                                        ------------
                                                        July 31, 2000
                                                        -------------

Per Share Data                                              2000
                                                            ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
 Net investment income/(loss)

 Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
 Net investment income

 Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)




Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses
 Net investment income/(loss)
 Expense waiver/reimbursement(b)

Supplemental data:
 Net Assets at end of period (000s)
 Portfolio turnover(c)

Financial Highlights

                                                  Fifth Third Equity Income Fund
                                               Investment C Shares

                                                                                                   Period ended
                                                                                                   ------------
                                                                         Year Ended July 31,       July 31,
                                                                         -------------------       --------
                                                                                                     1997*
                                                                                                     -----
Per Share Data                                                      2000       1999       1998
                                                                    ----     ------     ------
Net Asset Value, Beginning of Period                                         $15.39     $14.45         $12.00

Income from Investment Operations

 Net investment income                                                         0.14       0.17           0.10

 Net realized and unrealized gains/(losses) from investments                   1.26       2.41           2.45

 Total from Investment Operations                                              1.40       2.58           2.55

Distributions to shareholders from:
 Net investment income                                                        (0.15)     (0.16)         (0.10)

 In excess of net investment income                                              --         --             --

 Net realized gain on investments                                             (1.45)     (1.48)            --

 Total Distributions                                                          (1.60)     (1.64)         (0.10)

Net Asset Value, End of Period                                               $15.19     $15.39         $14.45

Total Return (excludes sales charge)                                           9.34%     18.72%         21.30%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                      1.83%      1.57%          1.81%(b)
 Net investment income                                                         0.88%      1.21%          1.56%(b)
 Expense waiver/reimbursement(c)                                               0.30%      0.52%          0.26%(b)

Supplemental data:
 Net Assets at end of period (000s)                                          $1,433     $  968         $   92
 Portfolio turnover(d)                                                           69%        41%            28%

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                  Fifth Third Technology Fund
                                                Investment A Shares

                                                            Year ended
                                                            ----------
                                                          July 31, 2000
                                                          -------------
Per Share Data
Net Asset Value, Beginning of Period                             $

Income from Investment Operations:
 Net investment income

 Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
 Net investment income

 In excess of net investment income

 Net realized gains

Total Distributions

Net Asset Value, End of Period                                   $

Total Return (excludes sales charge)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses
 Net investment income/(loss)
 Expense waiver/reimbursement(c)

Supplemental data:
 Net Assets at end of period (000s)
 Portfolio turnover(d)

                                              Fifth Third Technology Fund
                                              Investment B Shares

                                                        Period Ended
                                                        ------------
                                                        July 31, 2000
                                                        -------------
Per Share Data                                              2000
                                                            ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
 Net investment income/(loss)

 Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
 Net investment income

 Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)




Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses
 Net investment income/(loss)
 Expense waiver/reimbursement(b)

Supplemental data:
 Net Assets at end of period (000s)
 Portfolio turnover(c)

Financial Highlights


                                                   Fifth Third Technology Fund
                                                Investment C Shares


                                                                       Year Ended
                                                                       ----------
                                                                      July 31, 2000
                                                                      -------------
Per Share Data

Net Asset Value, Beginning of Period

Income from Investment Operations:
 Net investment income

 Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
 Net investment income

 In excess of net investment income

 Net realized gains

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)




Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses
 Net investment income/(loss)
 Expense waiver/reimbursement(c)

Supplemental data:
 Net Assets at end of period (000s)
 Portfolio turnover(d)

Financial Highlights

                                                      Fifth Third Pinnacle Fund*
                                                    Investment A Shares


                                                  Year Ended  Year ended  Period ended            Year Ended
                                                  ----------  ----------  ------------            ----------
                                                   July 31,     July 31,    July 31,             December 31,
                                                   -------      -------     -------           -------------------
                                                     2000        1999        1998**             1997       1996
                                                     ----        ----        ------           --------   --------

Per Share Data
Net Asset Value, Beginning of Period                            $ 32.35      $ 27.71           $ 23.96    $ 22.47

Income from Investment Operations:
  Net investment income/(loss)                                    (0.09)       (0.02)             0.13       0.05
  Net realized and unrealized gain from
   investments                                                     5.57         5.13              8.25       5.04

Total from Investment Operations                                   5.48         5.11              8.38       5.09

Distributions to shareholders from:
  Net investment income                                              --           --             (0.13)     (0.05)
  Net realized gain on investments                                (0.63)       (0.47)            (4.50)     (3.55)

Total Distributions                                               (0.63)       (0.47)            (4.63)     (3.60)

Net Asset Value, End of Period                                  $ 37.20      $ 32.35           $ 27.71    $ 23.96
Total Return (excludes sales charge)                              17.18%       18.58% (a)        35.40%     22.50%



Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                         1.41%        1.28% (b)         1.12%      1.16%
  Net investment income/(loss)                                    (0.47%)      (0.12%)(b)         0.46%      0.18%
  Expense waiver/reimbursement(c)                                  0.02%        0.30% (b)         0.00%      0.00%

Supplemental data:
  Net Assets at end of period (000s)                            $49,936      $35,549           $22,272    $16,461
  Portfolio turnover(d)                                              51%          38%               50%        44%


                                                       Fifth Third Pinnacle Fund
                                                       Investment B Shares

                                                        Period Ended
                                                        ------------
                                                       July 31, 2000
                                                       -------------
Per Share Data                                              2000
                                                            ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
  Net investment income/(loss)

  Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
  Net investment income

  Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)



Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses
  Net investment income/(loss)
  Expense waiver/reimbursement(b)

Supplemental data:
  Net Assets at end of period (000s)
  Portfolio turnover(c)

Financial Highlights

                                                      Fifth Third Pinnacle Fund*
                                                    Investment C Shares

                                                      Year ended      Year ended         Period ended
                                                    --------------  --------------    ------------------
                                                       July 31,        July 31,            July 31,
Per Share Data                                      --------------  --------------    ------------------
                                                         2000            1999               1998***
                                                         ----            ----               -------
Net Asset Value, Beginning of Period                                    $32.28             $  30.16

Income from Investment Operations:
  Net investment income/(loss)                                           (0.23)               (0.04)
  Net realized and unrealized gain from                                   5.50                 2.16
   investments

  Total from Investment Operations                                        5.27                 2.12

Distributions to shareholders from:
  Net investment income                                                     --                   --
  Net realized gain on investments                                       (0.63)                  --

  Total Distributions                                                    (0.63)                  --

Net Asset Value, End of Period                                          $36.92             $  32.28

Total Return (excludes sales charge)                                     16.56%                7.07% (a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                1.95%                2.17% (b)
  Net investment income/(loss)                                           (1.00%)              (0.84%)(b)
  Expense waiver/reimbursement(c)                                         0.26%                0.42% (b)

Supplemental data:
  Net Assets at end of period (000s)                                    $6,653             $    922
  Portfolio turnover(d)                                                     51%                  38%

* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.
**  Reflects the period of operations from January 1, 1998 to July 31, 1998.
*** Reflects the period of operations for the period March 9, 1998 (date of commencement of operations) to July 31, 1998.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                       Fifth Third Balanced Fund
                                                         Investment A Shares

                                                                                   Year ended July 31,
                                                                         ---------------------------------------
Per Share Data                                                2000         1999           1998            1997           1996
                                                            --------     -------        --------        --------        -------
Net Asset Value, Beginning of Period                                     $ 14.99        $  15.33        $  11.75        $ 11.28
Income from Investment Operations:
  Net investment income                                                     0.20            0.27            0.27           0.27
  Net realized and unrealized from investments                              1.86            0.92            4.06           0.47
Total from Investment Operations                                            2.06            1.19            4.33           0.74
Distributions to shareholders from:
  Net investment income                                                    (0.19)          (0.28)          (0.26)         (0.27)
  Net realized gain on investments                                         (0.74)          (1.25)          (0.49)            --
Total Distributions                                                        (0.93)          (1.53)          (0.75)         (0.27)
Net Asset Value, End of Period                                           $ 16.12        $  14.99        $  15.33        $ 11.75
Total Return (excludes sales charge)                                       14.30%           8.41%          38.45%          6.52%

Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                  1.28%           1.00%           1.00%          1.00%
  Net investment income/(loss)                                              1.22%           1.84%           2.05%          2.31%
  Expense waiver/reimbursement(b)                                           0.06%           0.43%           0.40%          0.06%

Supplemental data:
  Net Assets at end of period (000s)                                     $79,686        $173,177        $122,765        $92,808
  Portfolio turnover(c)                                                      128%            135%            101%            61%

                                                       Fifth Third Balanced Fund
                                                       Investment B Shares

                                                   Period Ended
                                                   ------------
                                                  July 31, 2000
                                                  -------------
Per Share Data                                        2000
                                                      ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
  Net investment income/(loss)

  Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
  Net investment income

  Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)


Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses
  Net investment income/(loss)
  Expense waiver/reimbursement(b)

Supplemental data:
  Net Assets at end of period (000s)
  Portfolio turnover(c)

Financial Highlights

                                                       Fifth Third Balanced Fund
                                                     Investment C Shares

                                                                                            Period ended
                                                                                            ------------
                                                                                              July 31,
                                                                                              --------
                                                        Year ended July 31,                     1996*
                                                      ------------------------                  -----
Per Share Data                                        2000     1999      1998      1997
                                                     ------   ------    ------    ------
Net Asset Value, Beginning of Period                          $15.01    $15.34    $11.75       $12.13

Income from Investment Operations:
  Net investment income                                         0.11      0.17      0.16         0.05
  Net realized and unrealized from investments                  1.88      0.92      4.08        (0.39)

Total from Investment Operations                                1.99      1.09      4.24        (0.34)

Distributions to shareholders from:
  Net investment income                                        (0.13)    (0.17)    (0.16)       (0.04)
  Net realized gain on investments                             (0.74)    (1.25)    (0.49)          --

Total Distributions                                            (0.87)    (1.42)    (0.65)       (0.04)

Net Asset Value, End of Period                                $16.13    $15.01    $15.34       $11.75

Total Return (excludes sales charge)                           13.78%     7.67%    37.52%        6.32%(d)


Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                      1.76%     1.58%     1.75%        1.78%(a)
  Net investment income/(loss)                                  0.78%     1.24%     1.30%        1.60%(a)
  Expense waiver/reimbursement(b)                               0.29%     0.49%     0.30%        0.07%(a)

Supplemental data:
  Net Assets at end of period (000s)                          $6,692    $4,796    $1,155       $  264
  Portfolio turnover(c)                                          128%      135%      101%          61%


* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for Investment C shares for the period from April 25, 1996 to July 31, 1996.

Financial Highlights

                                                        Fifth Third Mid Cap Fund
                                                       Investment A Shares

                                                                                   Year ended July 31,
                                                                           ---------------------------------
Per Share Data                                                      2000    1999         1998         1997       1996
                                                                   ------ --------     --------     --------    -------
Net Asset Value, Beginning of Period                                       $ 16.19     $  16.98     $  12.60    $ 12.59
Income from Investment Operations:
  Net investment income/(loss)                                               (0.10)       (0.03)        0.02       0.06
  Net realized and unrealized gains/(losses) from investments                 1.17         0.98         5.55       0.11

  Total from Investment Operations                                            1.07         0.95         5.57       0.17

Distributions to shareholders from:
  Net investment income                                                         --           --        (0.02)     (0.07)
  In excess of net investment income                                            --           --        (0.02)        --
  Net realized gains                                                         (1.44)       (1.74)       (1.15)     (0.09)

  Total Distributions                                                        (1.44)       (1.74)       (1.19)     (0.16)

Net Asset Value, End of Period                                             $ 15.82     $  16.19     $  16.98    $ 12.60

Total Return (excludes sales charge)                                          7.29%        5.69%       47.17%      1.27%


Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                    1.28%        1.01%        1.00%      1.00%
  Net investment income/(loss)                                               (0.59%)      (0.19%)       0.10%      0.42%
  Expense waiver/reimbursement(b)                                             0.11%        0.40%        0.37%      0.06%

Supplemental data:
  Net Assets at end of period (000s)                                       $27,966     $217,547     $186,066    $72,663
  Portfolio turnover(c)                                                         49%          44%          52%        54%

                                                        Fifth Third Mid Cap Fund
                                                        Investment B Shares

                                                       Period Ended
                                                       ------------
                                                       July 31, 2000
                                                       -------------
Per Share Data                                             2000
                                                           ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
  Net investment income/(loss)

  Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
  Net investment income

  Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)




Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses
  Net investment income/(loss)
  Expense waiver/reimbursement(b)

Supplemental data:
  Net Assets at end of period (000s)
  Portfolio turnover(c)

Financial Highlights

                                                        Fifth Third Mid Cap Fund
                                                        Investment C Shares

                                                                                                             Period ended
                                                                                                             ------------
                                                                                                               July 31,
                                                                                                               -------
                                                                          Year ended July 31,                   1996*
                                                                          -------------------                   -----
Per Share Data                                                      2000    1999       1998       1997
                                                                   ------  ------     ------     ------
Net Asset Value, Beginning of Period                                       $15.98     $16.88     $12.59          $13.72

Income from Investment Operations:
  Net investment income/(loss)                                              (0.18)     (0.05)     (0.07)          (0.01)
  Net realized and unrealized gains/(losses) from investments                1.16       0.89       5.51           (1.12)

  Total from Investment Operations                                           0.98       0.84       5.44           (1.13)

Distributions to shareholders from:
  Net investment income                                                        --         --         --              --
  In excess of net investment income                                           --         --         --              --
  Net realized gain on investment                                           (1.44)     (1.74)     (1.15)             --

  Total Distributions                                                       (1.44)     (1.74)     (1.15)             --

Net Asset Value, End of Period                                             $15.52     $15.98     $16.88          $12.59

Total Return (excludes sales charge)                                         6.79%      5.03%     46.05%           1.11% (d)


Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                   1.85%      1.61%      1.75%           1.78% (a)
  Net investment income/(loss)                                              (1.07%)    (0.81%)    (0.62%)         (0.51%)(a)
  Expense waiver/reimbursement(b)                                            0.32%      0.44%      0.27%           0.06% (a)

Supplemental data:
  Net Assets at end of period (000s)                                       $  794     $1,049     $  439          $  229
  Portfolio turnover(c)                                                        49%        44%        52%             54%


* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 23, 1996 plus the total return for Investment C shares for the period from April 24, 1996 to July 31, 1996.

Financial Highlights

                                           Fifth Third International Equity Fund
                                          Investment A Shares

                                                                       Year ended July 31,
                                                               ------------------------------
Per Share Data                                          2000     1999       1998        1997          1996
                                                       ------   ------    --------    --------      --------
Net Asset Value, Beginning of Period                            $12.56    $  12.05    $  10.74      $   9.83

Income from Investment Operations
  Net investment income/(loss)                                    0.03        0.09        0.04          0.01
  Net realized and unrealized gains/(losses) from
    investments

Total from Investment Operations                                  0.52        1.40        2.19          0.91

Distributions to shareholders from:
  Net investment income                                          (0.08)      (0.59)      (0.66)           --
  In excess of net investment income                             (0.09)         --       (0.16)           --
  Net realized gains                                             (0.07)      (0.30)      (0.06)           --
  Total Distributions                                            (0.24)      (0.89)      (0.88)           --

Net Asset Value, End of Period                                  $12.84    $  12.56    $  12.05      $  10.74

Total Return (excludes sales charge)                              4.23%      13.29%      21.78%         9.26%


Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                        1.52%       1.47%       1.38%         1.61%
  Net investment income/(loss)                                    0.03%       0.66%       0.39%         0.32%
  Expense waiver/reimbursement(c)                                 0.18%       0.35%       0.35%         0.05%

Supplemental data:
  Net Assets at end of period (000s)                            $5,821    $163,297    $151,728      $120,349
  Portfolio turnover(d)                                             42%         39%         60%           41%

                                           Fifth Third International Equity Fund
                                           Investment B Shares

                                                       Period Ended
                                                       ------------
                                                       July 31, 2000
                                                       -------------
Per Share Data                                              2000
                                                            ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
  Net investment income/(loss)

  Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
  Net investment income

  Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)




Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses
  Net investment income/(loss)
  Expense waiver/reimbursement(b)

Supplemental data:
  Net Assets at end of period (000s)
  Portfolio turnover(c)

Financial Highlights

                                           Fifth Third International Equity Fund
                                         Investment C Shares

                                                                                                                Period ended
                                                                                                                ------------
                                                                                                                  July 31,
                                                                                                                  --------
                                                                           Year ended July 31,                      1996*
                                                                          ----------------------                    -----
Per Share Data                                                       2000    1999       1998       1997
                                                                    ------  ------     ------     ------
Net Asset Value, Beginning of Period                                        $12.51    $ 12.01     $10.71          $ 11.21

Income from Investment Operations
  Net investment income/(loss)                                                  --      (0.06)     (0.02)            0.01
  Net realized and unrealized gains/ (losses) from investments                0.46       1.39       2.16            (0.51)

  Total from Investment Operations                                            0.46       1.33       2.14            (0.50)

Distributions to shareholders from:
  Net investment income                                                      (0.14)     (0.53)     (0.46)              --
  In excess of net investment income                                            --         --      (0.32)              --
  Net realized gains                                                         (0.07)     (0.30)     (0.06)              --

  Total Distributions                                                        (0.21)     (0.83)     (0.84)              --

Net Asset Value, End of Period                                              $12.76    $ 12.51     $12.01          $ 10.71

Total Return (excludes sales charge)                                          3.79%     12.57%     21.25%            8.95%(a)




Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                    2.25%      2.22%      2.13%            2.34%(b)
  Net investment income/(loss)                                               (0.08%)    (0.09%)    (0.28%)           0.76%(b)
  Expense waiver/reimbursement(c)                                             0.25%      0.25%      0.25%            0.00%(b)

Supplemental data:
  Net Assets at end of period (000s)                                        $  235    $   291     $  210          $    57
  Portfolio turnover(d)                                                         42%        39%        60%              41%

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                Fifth Third Bond Fund For Income
                                              Investment A Shares

                                                                                                          Period ended
                                                                                                          ------------
                                                                                                            July 31,
                                                                                                            --------
                                                                               Year ended July 31,            1997*
                                                                         ------------------------------       -----
Per Share Data                                                             2000       1999       1998
                                                                         --------   --------   --------
Net Asset Value, Beginning of Period                                                 $ 12.19   $  12.19     $  12.00

Income from Investment Operations:
  Net investment income/(loss)                                                          0.71       0.68         0.37
  Net realized and unrealized gains/(losses) from investments                          (0.41)      0.06         0.18

  Total from Investment Operations                                                      0.30       0.74         0.55

Distributions to shareholders from:
  Net investment income                                                                (0.59)     (0.69)       (0.36)
  In excess from net investments                                                          --         --           --
  Net realized gains                                                                   (0.21)     (0.05)          --

  Total Distributions                                                                  (0.80)     (0.74)       (0.36)

Net Asset Value, End of Period                                                       $ 11.69   $  12.19     $  12.19

Total Return (excludes sales charge)                                                    2.42%      6.23%        4.64%(a)


Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                              0.97%      0.75%        0.79%(b)
  Net investment income/(loss)                                                          4.80%      5.54%        6.08%(b)
  Expense waiver/reimbursement(c)                                                       0.05%      0.42%        0.42%(b)

Supplemental data:
  Net Assets at end of period (000s)                                                 $40,508   $188,071     $157,108
  Portfolio turnover(d)                                                                  104%       127%         157%

Financial Highlights

                                                Fifth Third Bond Fund For Income
                                              Investment C Shares

                                                                                                          Period ended
                                                                                                          ------------
                                                                                                            July 31,
                                                                                                            --------
                                                                               Year ended July 31,            1997*
                                                                         --------------------------------     -----
Per Share Data                                                             2000        1999        1998**
                                                                         --------    --------    --------
Net Asset Value, Beginning of Period                                                   $12.19     $ 12.18     $12.00

Income from Investment Operations
 Net investment income/(loss)                                                            0.53        0.60      (0.01)
 Net realized and unrealized gains/(losses) from investments                            (0.29)       0.05       0.50

 Total from Investment Operations                                                        0.24        0.65       0.49

Distributions to shareholders from:
 Net investment income                                                                  (0.53)      (0.59)     (0.22)
 In excess of net investment income                                                        --          --      (0.09)
 Net realized gains                                                                     (0.21)      (0.05)        --

 Total Distributions                                                                    (0.74)      (0.64)     (0.31)

Net Asset Value, End of Period                                                         $11.69     $ 12.19     $12.18

Total Return (excludes sales charge)                                                     1.92%       5.50%      4.18%(a)




Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                1.54%       1.34%      1.54%(b)
 Net investment income/(loss)                                                            3.40%       4.89%      4.20%(b)
 Expense waiver/reimbursement(c)                                                         0.28%       0.32%      0.26%(b)

Supplemental data:
 Net Assets at end of period (000s)                                                    $  567     $   230     $    6
 Portfolio turnover(d)                                                                    104%        127%       157%


* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
**   Per share information is calculated using the average share method.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                   Fifth Third Quality Bond Fund
                                                 Investment A Shares

                                                                                     Year ended July 31,
                                                                  ------------------------------------------------------
Per Share Data                                                      2000       1999        1998        1997       1996
                                                                  -------    --------    --------    -------    --------
Net Asset Value, Beginning of Period                                         $   9.96    $   9.85    $  9.52    $  9.72

Investment Operations
   Net investment income/(loss)                                                  0.65        0.54       0.55       0.56
   Net realized and unrealized gains/(losses) from investments                  (0.51)       0.12       0.32      (0.19)

   Total from Investment Operations                                              0.14        0.66       0.87       0.37

Distributions to shareholders from:
   Net investment income                                                        (0.47)      (0.55)     (0.54)     (0.57)
   In excess of net investment income                                              --          --         --         --
   Net realized gains                                                           (0.11)         --         --         --

   Total Distributions                                                          (0.58)      (0.55)     (0.54)     (0.57)

Net Asset Value, End of Period                                               $   9.52    $   9.96    $  9.85    $  9.52

Total Return (excludes sales charge)                                             1.26%       6.91%      9.43%      3.86%



Ratios/Supplemental Data
Ratios to Average Net Assets:
   Expenses                                                                      0.92%       0.75%      0.75%      0.75%
   Net investment income/(loss)                                                  4.85%       5.50%      5.71%      5.80%
   Expense waiver/reimbursement(b)                                               0.17%       0.45%      0.41%      0.06%

Supplemental data:
   Net Assets at end of period (000s)                                        $  9,826    $107,794    $91,789    $83,422
   Portfolio turnover(c)                                                          349%        279%       181%       117%

                                                   Fifth Third Quality Bond Fund
                                                 Investment B Shares

                                                        Period Ended
                                                        -------------
                                                        July 31, 2000
                                                        -------------
Per Share Data                                              2000
                                                            ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
 Net investment income/(loss)

 Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
 Net investment income

 Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses
 Net investment income/(loss)
 Expense waiver/reimbursement(b)

Supplemental data:
 Net Assets at end of period (000s)
 Portfolio turnover(c)

Financial Highlights

                                                   Fifth Third Quality Bond Fund
                                                 Investment C Shares

                                                                                                                   Period ended
                                                                                                                   ------------
                                                                                                                     July 31,
                                                                                                                     --------
                                                                                  Year ended July 31,                  1996*
                                                                       -----------------------------------------       -----
Per Share Data                                                           2000       1999       1998       1997
                                                                       --------   --------   --------   --------
Net Asset Value, Beginning of Period                                                $ 9.95     $ 9.86     $ 9.53       $ 9.62

Income from Investment Operations
 Net investment income/(loss)                                                         0.43       0.48       0.49         0.14
 Net realized and unrealized gains/(losses) from investments                         (0.33)      0.09       0.32        (0.08)

 Total from Investment Operations                                                     0.10       0.57       0.81         0.06

Distributions to shareholders from:
 Net investment income                                                               (0.43)     (0.48)     (0.48)       (0.15)
 In excess of net investment income                                                     --         --         --           --
 Net realized gains                                                                  (0.11)        --         --           --

 Total Distributions                                                                 (0.54)     (0.48)     (0.48)       (0.15)

Net Asset Value, End of Period                                                      $ 9.51     $ 9.95     $ 9.86       $ 9.53

Total Return (excludes sales charge)                                                  0.75%      5.92%      8.68%        3.71%(d)




Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                             1.43%      1.50%      1.50%        1.52%(a)
 Net investment income/(loss)                                                         4.23%      4.76%      4.97%        5.03%(a)
 Expense waiver/reimbursement(b)                                                      0.36%      0.35%      0.31%        0.09%(a)

Supplemental data:
 Net Assets at end of period (000s)                                                 $  811     $  399     $  204       $  162
 Portfolio turnover(c)                                                                 349%       279%       181%         117%

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a)  Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.

Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                   Investment A Shares

                                                                                     Year ended July 31,
                                                                  ------------------------------------------------------
Per Share Data                                                      2000       1999        1998        1997       1996
                                                                  -------    --------    --------    -------    --------
Net Asset Value, Beginning of Period                                          $ 9.82      $  9.75     $ 9.55     $ 9.77

Income from Investment Operations:
  Net investment income/(loss)                                                  0.55         0.52       0.54       0.55
  Net realized and unrealized gains/(losses) from investments                  (0.26)        0.07       0.19      (0.20)

  Total from Investment Operations                                              0.29         0.59       0.73       0.35

Distributions to shareholders from:
  Net investment income                                                        (0.47)       (0.52)     (0.53)     (0.57)


  Total Distributions                                                          (0.47)       (0.52)     (0.53)     (0.57)


Net Asset Value, End of Period                                                $ 9.64      $  9.82     $ 9.75     $ 9.55

  Total Return (excludes sales charge)                                          2.89%        6.17%      7.83%      3.63%




Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                      0.95%        0.75%      0.75%      0.75%
  Net investment income/(loss)                                                  4.62%        5.30%      5.56%      5.67%
  Expense waiver/reimbursement(b)                                               0.33%        0.53%      0.50%      0.29%

Supplemental data:
  Net Assets at end of period (000s)                                          $5,192      $41,550     $42,414    $30,754
  Portfolio turnover(c)                                                           93%         155%        169%       103%

Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                        Investment C Shares

                                                                                                                Period ended
                                                                                                                -------------
Per Share Data                                                                                                    July 31,
                                                                                                                -------------
                                                                                 Year Ended July 31,               1996*
                                                                     -----------------------------------------  -------------
                                                                     2000     1999           1998        1997
                                                                     -----   ------        -------      ------
Net Asset Value, Beginning of Period                                         $ 9.80         $ 9.75      $ 9.56        $ 9.65

Income from Investment Operations
 Net investment income/(loss)                                                  0.41           0.46        0.46          0.16
 Net realized and unrealized gains/(losses) from investments                  (0.18)          0.04        0.19         (0.10)

 Total from Investment Operations                                              0.23           0.50        0.65          0.06

Distributions to shareholders from:
 Net investment income                                                        (0.42)         (0.45)      (0.46)        (0.15)

 Total Distributions                                                          (0.42)         (0.45)      (0.46)        (0.15)

Net Asset Value, End of Period                                               $ 9.61         $ 9.80      $ 9.75        $ 9.56

Total Return (excludes sales charge)                                           2.31%          5.19%       6.92%         3.48%(d)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                      1.40%          1.50%       1.50%         1.52%(a)
 Net investment income/(loss)                                                  4.20%          4.56%       4.82%         4.80%(a)
 Expense waiver/reimbursement(b)                                               0.54%          0.43%       0.40%         0.37%(a)

Supplemental data:
 Net Assets at end of period (000s)                                          $  431         $  118      $   75        $   49
 Portfolio turnover(c)                                                           93%           155%        169%          103%


* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a)  Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 23, 1996 plus the total return for Investment C shares for the period from April 24, 1996 to July 31, 1996.

Financial Highlights

                                                 Fifth Third Municipal Bond Fund
                                              Investment A Shares

                                                                                                                      Period ended
                                                                                                                      ------------
                                                                                                                        July 31,
Per Share Data                                                                                                        ------------
                                                                                         Year ended July 31,             1997*
                                                                                    ------------------------------    ------------
                                                                         2000              1999              1998
                                                                         ----              ----              ----
Net Asset Value, Beginning of Period                                                      $12.24           $  12.33    $  12.00

Income from Investment Operations
  Net investment income/(loss)                                                              0.45               0.50        0.28
  Net realized and unrealized gains/(losses) from investments                              (0.25)              0.01        0.32

  Total from Investment Operations                                                          0.20               0.51        0.60

Distributions to shareholders from:
  Net investment income                                                                    (0.44)             (0.51)      (0.27)
  In excess of net investment income/(loss)                                                   --                 --          --
  Net realized gains                                                                       (0.21)             (0.09)         --

  Total Distributions                                                                      (0.65)             (0.60)      (0.27)

Net Asset Value, End of Period                                                            $11.79           $  12.24    $  12.33

Total Return (excludes sales charge)                                                        1.56%              4.28%       5.04%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                                  0.81%              0.76%       0.81%(b)
  Net investment income/(loss)                                                              3.99%              4.09%       4.44%(b)
  Expense waiver/reimbursement(c)                                                           0.31%              0.45%       0.42%(b)

Supplemental data:
  Net Assets at end of period (000s)                                                      $  386           $117,333    $101,616
  Portfolio turnover(d)                                                                      110%               121%         63%

Financial Highlights

                                                 Fifth Third Municipal Bond Fund
                                               Investment C Shares


                                                                                 Year ended  Year ended
                                                                                 ----------  ----------
                                                                                  July 31,    July 31,
Per Share Data                                                                    --------    --------
                                                                                    2000       1999***      Period ended July 31,
                                                                                    ----       -------      ---------------------
                                                                                                           1998**        1997*
                                                                                                          -------      ---------
Net Asset Value, Beginning of Period                                                           $     --   $ 12.33       $ 12.00

Investment Operations
 Net investment income/(loss)                                                                                0.18         (0.20)
 Net realized and unrealized gains/(losses) from investments                                         --      0.07          0.75

 Total from Investment Operations                                                                    --      0.25          0.55

Distributions to shareholders from:
 Net investment income                                                                                      (0.18)        (0.16)
 In excess of net investment income                                                                  --        --         (0.06)
 Net realized gains                                                                                         (0.09)           --

 Total Distributions                                                                                 --     (0.27)        (0.22)

Net Asset Value, End of Period                                                                       --   $ 12.31       $ 12.33

Total Return (excludes sales charge)                                                                N/A      2.03%(a)      4.65%(a)





Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                           N/A      1.51%(b)      1.56%(b)
 Net investment income/(loss)                                                                       N/A      3.41%(b)      3.09%(b)
 Expense waiver/reimbursement(c)                                                                    N/A      0.37%(b)      0.26%(b)

Supplemental data:
 Net Assets at end of period (000s)                                                            $     --   $    --       $    11
 Portfolio turnover(d)                                                                              110%      121%           63%

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

** Reflects operations for the period from August 1, 1997 (date of commencement of operations) to January 8, 1998. As of July 31, 1998, no shares or assets existed in the Investment C Shares. The ending net asset value is the last NAV for a share redeemed on January 8, 1998. Per share information is calculated using the average share method for Investment C Shares.
*** As of July 31, 1999, no shares or assets existed in the Investment C Shares. The Municipal Bond Investment C Shares continue to be open for investment with an offering price equal to the Municipal Bond Fund Investment A Shares.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                             Fifth Third Ohio Tax Free Bond Fund
                                            Investment A Shares


                                                                                   Year Ended July 31,
                                                                    --------------------------------------------------
Per Share Data                                                      2000      1999        1998        1997     1996
                                                                    ----   -------    --------    --------    -------
Net Asset Value, Beginning of Period                                       $ 10.29    $  10.31    $  10.01    $  9.99

Income from Investment Operations
  Net investment income                                                       0.46        0.42        0.43       0.40
  Net realized and unrealized gains/(losses) from investments                (0.29)       0.02        0.30       0.03

  Total from Investment Operations                                            0.17        0.44        0.73       0.43

Distributions to shareholders from:
  Net investment income                                                      (0.38)      (0.42)      (0.43)     (0.41)
  In excess of net investment income                                            --          --          --         --
  Net realized gains                                                         (0.06)      (0.04)         --         --

  Total Distributions                                                        (0.44)      (0.46)      (0.43)     (0.41)

Net Asset Value, End of Period                                             $ 10.02    $  10.29    $  10.31    $ 10.01

  Total Return (excludes sales charge)                                        1.63%       4.38%       7.49%      4.33%




Ratios/Supplemental Data
Ratios to Average Net Assets:
  Expenses                                                                    1.00%       0.74%       0.75%      0.74%
  Net investment income/(loss)                                                3.68%       4.09%       4.27%      4.01%
  Expense waiver/reimbursement(b)                                             0.21%       0.43%       0.37%      0.32%

Supplemental data:
  Net Assets at end of period (000s)                                       $22,008    $188,966    $168,800    $35,463
  Portfolio turnover(c)                                                         47%         42%         49%        30%

                                            Fifth Third Ohio Tax-Free Bond Fund
                                            Investment B Shares


                                                  Period Ended
                                                  -------------
                                                  July 31, 2000
                                                  -------------
Per Share Data                                        2000
                                                      ----
Net Asset Value, Beginning of Period

Income from Investment Operations:
 Net investment income/(loss)

 Net realized and unrealized gains/(losses) from investments

Total from Investment Operations

Distributions to shareholders from:
 Net investment income

 Net realized gains on vestments

Total Distributions

Net Asset Value, End of Period

Total Return (excludes sales charge)





Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses
 Net investment income/(loss)
 Expense waiver/reimbursement(b)

Supplemental data:
 Net Assets at end of period (000s)
 Portfolio turnover(c)

             Financial Highlights

                                             Fifth Third Ohio Tax Free Bond Fund
                                            Investment C Shares


                                                                                                                    Period ended
                                                                                                                  ----------------
                                                                                                                      July 31,
Per Share Data                                                                                                        --------
                                                                               Year Ended July 31,                     1996*
                                                                          ------------------------------------         -----
                                                                          2000     1999      1998         1997
                                                                          ----   ------    ------        -----
Net Asset Value, Beginning of Period                                             $10.28    $10.31        $10.00         $10.02

Income from Investment Operations:
 Net investment income                                                             0.33      0.35          0.36           0.10
 Net realized and unrealized gains/(losses) from investments                      (0.21)     0.01          0.31          (0.01)

 Total from Investment Operations                                                  0.12      0.36          0.67           0.09

Distributions to shareholders from:
 Net investment income                                                            (0.33)    (0.35)        (0.35)         (0.11)
 In excess of net investment income                                                  --        --         (0.01)            --
 Net realized gains                                                               (0.06)    (0.04)           --             --

 Total Distributions                                                              (0.39)    (0.39)        (0.36)         (0.11)

Net Asset Value, End of Period                                                   $10.01    $10.28        $10.31         $10.00

Total Return (excludes sales charge)                                               1.13%     3.56%         6.84%          3.98%(d)





Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                          1.55%     1.49%         1.50%          1.52%(a)
 Net investment income/(loss)                                                      3.05%     3.33%         3.51%          3.41%(a)
 Expense waiver/reimbursement(b)                                                   0.38%     0.33%         0.27%          0.28%(a)

Supplemental data:
 Net Assets at end of period (000s)                                              $1,071    $  584        $  248         $   38
 Portfolio turnover(c)                                                               47%       42%           49%            30%

     * Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1999.
(a)  Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for Investment C shares for the period from April 24, 1996 to July 31, 1996.

Fifth Third Funds                                          Table of Contents
                    Objectives, Strategies and Risks

                    3                                  Overview
                    4                                  Stock Funds
                    18                                 Bond Funds

                    Shareholder Fees and Fund Expenses

                    28                                 Fee Tables
                    30                                 Expense Examples

                    Additional Information About the Funds' Investments


                    31

                    Fund Management


                    33                                 Investment Advisors and
                                                       Subadvisor
                    33                                 Portfolio Managers
                    34                                 Fund Administration

                    Shareholder Information


                    35                                 Purchasing and Selling
                                                       Fund Shares
                    35                                 Purchasing and Adding
                                                       to Your Shares
                    36                                 Selling Your Shares
                    37                                 Exchanging Your Shares
                    37                                 Dividends and Capital
                                                       Gains
                    38                                 Taxation

                    Financial Highlights


                    40

                    Back Cover

                                                       Where to learn more
                                                       about Fifth Third Funds

Objectives, Strategies and Risks

Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

  .  the investment objective

  .  principal investment strategies

  .  principal risks, and

  .  volatility and performance information

All Funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds (other than money market funds and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

Fifth Third Quality Growth Fund LOGO

Fundamental Objective
                         Growth of capital. Income is a secondary objective.

Principal Investment
Strategies
                         Under normal market conditions, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

                         High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                         To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal Investment
Risks


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                         The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                         Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                         Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                         Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

        Year-by-Year Total Returns as of 12/31 For Institutional Shares*


                               1990          5.12
                               1991         34.38
                               1992          8.03
                               1993         -1.06
                               1994          0.07
                               1995         31.59
                               1996         23.68
                               1997         32.70
                               1998         30.05
                               1999         [_]

                                             The bar chart above does not
                                             reflect the impact of any
                                             applicable sales charges or account
                                             fees, which would reduce returns.


 Best quarter:                                          Q[_] [_] [_]%
Worst quarter:                                          Q[_] [_] [_]%
Year to Date Return (1/1/00 to 9/30/00) [_]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception Date     Past Year     Past 5 Years    Past 10 Years     Since Inception
Institutional Shares*        1/1/83            [_]%            [_]%            [_]%               [_]%

                                                                                             (Since 12/31/82)
S&P 500(R) Index                               [_]%            [_]%            [_]%               [_]%

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Equity Income Fund LOGO

Fundamental Objective
                         High level of current income consistent with capital appreciation.

Principal Investment
Strategies

                         Under normal market conditions, the Fund invests at least 65% of total assets in common stocks of U.S. companies with a weighted average market value similar to that of the Standard & Poor's 500 Composite Stock Price Index focusing on stocks that pay an increasing dividend.

                         The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                         The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal Investment
Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                         The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

                         Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

                         Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                         The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Equity Income Fund LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]


        Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                               1990         -1.21
                               1991         29.07
                               1992          4.61
                               1993          0.26
                               1994         -0.65
                               1995         30.73
                               1996         16.83
                               1997         38.15
                               1998         17.82
                               1999         [_]
                                             The bar chart above does not
                                             reflect the impact of any
                                             applicable sales charges or account
                                             fees, which would reduce returns.

 Best quarter:                                          Q[_] [_] [_]%
Worst quarter:                                          Q[_] [_] [_]%
Year to Date Return (1/1/00 to 9/30/00) [_]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception Date     Past Year     Past 5 Years    Past 10 Years     Since Inception
Institutional Shares*        1/1/83            [_]%            [_]%            [_]%               [_]%

                                                                                             (Since 12/31/82)
S&P 500(R) Index                               [_]%            [_]%            [_]%               [_]%

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Technology Fund LOGO

Fundamental Objective

                         Long-term capital appreciation


Principal Investment Strategies

                         Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

                         Technology companies are those that are engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as certain securities brokers and consumer products retailers that have extensively used technological advances to develop new or to improve products or processes.

                         The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                         The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                         The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                         The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

                         . fluctuate in price more widely and rapidly than the market as a whole

                         . underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

                         .  decline in price due to sector specific
                            developments

                         . be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                         To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                         The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                         Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

Fifth Third Pinnacle Fund LOGO

Fundamental Objective
                         Long-term capital appreciation.

Principal Investment
Strategies
                         Under normal market conditions, the Fund invests at least 65% of total assets in common stocks and convertible securities that have the potential for long-term growth.

                         In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                         The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal Investment
Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                         The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                         Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, prices generally fall.

                         Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Fifth Third Pinnacle Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

        Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                    1990    -3.14
                                    1991    39.87
                                    1992    -0.73
                                    1993     3.31
                                    1994    -1.12
                                    1995    35.40
                                    1996    22.44
                                    1997    35.43
                                    1998    32.83
                                    1999    [   ]


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



Best quarter:                                     Q[  ][ ]  [ ]%
Worst quarter:                                    Q[  ][ ]  [ ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%



Average Annual Total Returns (for the periods ended December 31, 1999)

                         Inception Date   Past Year   Past 5 Years   Past 10 Years   Since Inception
Institutional Shares*        3/4/85         [   ]%      [    ]%         [   ]%            [  ]%

                                                                                     (Since 2/28/85)
S&P 500(R) Index                            [   ]%      [    ]%         [   ]%            [  ]%

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Balanced Fund LOGO

Fundamental Objective
                                    Capital appreciation and income.

Principal Investment Strategies

                                    Under normal market conditions, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index, when Fifth Third Bank believes that market conditions favor securities of smaller companies.

                                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                    The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

                                    To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

                                    Significant investments in large companies also creates various risks for the

                                    Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

        Year-by-Year Total Returns as of 12/31 For Institutional Shares*


                                    1990       9.95
                                    1991      30.13
                                    1992       9.88
                                    1993       1.74
                                    1994      -1.03
                                    1995      26.53
                                    1996      14.23
                                    1997      24.08
                                    1998      17.87
                                    1999       [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                     Q[ ][ ]  [ ]%
Worst quarter:                                    Q[ ][ ]  [ ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%

Average Annual Total Returns (for periods ended December 31, 1999)

                         Inception Date    Past Year    Past 5 Years    Past 10 Years    Since Inception
Institutional Shares*       1/1/83         [   ]%        [   ]%           [   ]%            [   ]%

                                                                                         (Since 12/31/82)
S&P 500(R) Index                           [   ]%        [   ]%           [   ]%            [   ]%

                                                                                         (Since 1/1/83)
LBAB Index                                 [   ]%        [   ]%           [   ]%            [   ]%

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Mid Cap Fund LOGO

Fundamental Objective
                                       Growth of Capital. Income is a secondary objective.

Principal Investment Strategies

                                       Under normal market conditions, the Fund expects to invest at least 65% of total assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index (generally, between $500 million and $10 billion).

                                       The Fund intends to invest in companies
                                       that have the potential for long-term
                                       revenue and earnings growth, solid
                                       balance sheets and which may have the
                                       potential to pay dividends. The Fund
                                       generally selects its investments using
                                       traditional research techniques, which
                                       include projections of earnings and
                                       dividend growth and the expected
                                       volatility of the markets in which the
                                       companies do business.

                                       To achieve its secondary objective of
                                       income, the Fund relies on dividend and
                                       interest income. The Fund may invest up
                                       to 35% of total assets in common stocks
                                       of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund also may invest in small cap stocks.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the
                                       Fund include the risks of investing in
                                       equity securities, such as the risk of
                                       sudden and unpredictable drops in value
                                       or periods of lackluster performance.

                                       Stocks of medium-sized companies can be
                                       more sensitive to long market declines
                                       than larger companies, in part because
                                       they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                                       Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                                       To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Mid Cap Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]


        Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                    1990         1.84
                                    1991        46.01
                                    1992         5.05
                                    1993         1.38
                                    1994         1.54
                                    1995        26.03
                                    1996        17.59
                                    1997        32.64
                                    1998         3.29
                                    1999        [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                                 Q[  ] [  ]  [  ]%
Worst quarter:                                                Q[  ] [  ]  [  ]%
Year to Date Return (1/1/00 to 9/30/00) [   ]%

Average Annual Total Returns (for the periods ended December 31, 1999)


                              Inception Date    Past Year    Past 5 Years    Past 10 Years    Since Inception
Institutional Shares*            1/1/85          [   ]%        [   ]%           [   ]%            [   ]%

                                                                                             (Since 12/31/84)
S&P Mid Cap 400(R) Index                          [   ]%        [   ]%           [   ]%             [   ]%

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third International Equity Fund LOGO

Fundamental Objective
                      Long-term capital appreciation.

Principal Investment Strategies

                      Under normal market conditions, the Fund invests at least 65% of total assets in equity securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.



                      The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals.

                      The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI EAFE Index. Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country) by investing in "baskets" of common stocks and other equity securities.


                      The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                      The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.


                      Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Fifth Third International Equity Fund LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index of common stocks in Europe, Australasia, and the Far East.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]


        Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                    1995        11.29
                                    1996         8.54
                                    1997         7.96
                                    1998        19.34
                                    1999         [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



 Best quarter:                                            Q[  ] [   ]  [   ]%
Worst quarter:                                            Q[  ] [   ]  [   ]%
Year to Date Return (1/1/00 to 9/30/00) [   ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception Date    Past Year   Past 5 Years   Past 10 Years   Since Inception
Institutional Shares*         8/18/94          [   ]%         N/A            N/A           [   ]%

                                                                                       (Since 8/31/94)
EAFE Index                                    [   ]%         N/A            N/A           [   ]%

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Bond Fund For Income LOGO

Fundamental Objective
                                   High level of current income.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in the following types of investment grade securities: corporate securities, mortgage-backed securities, securities of the U.S. Treasury and U.S. Government agencies and instrumentalities, and Yankee bonds. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                   From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities. Mortgage-backed securities represent interests in the revenue generated from pools of mortgages.

                                   The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third Bond Fund For Income LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Index ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                          [CHART]


     Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                          1990         8.24
                          1991        14.62
                          1992         6.32
                          1993         8.67
                          1994        -6.40
                          1995        16.95
                          1996         1.86
                          1997         7.27
                          1998         7.40
                          1999         [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                        Q[  ] [  ]  [  ]%
Worst quarter:                                        Q[  ] [  ]  [  ]%
Year to Date Return (1/1/00 to 9/30/00) [   ]%

Average Annual Total Returns (for the periods ended December 31, 1999)


                          Inception Date    Past Year    Past 5 Years    Past 10 Years    Since Inception
Institutional Shares*         1/1/83          [  ]%          [  ]%          [  ]%             [  ]%

                                                                                          (Since 1/1/83)
LBIGC                                         [  ]%          [  ]%          [  ]%             [  ]%


* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Quality Bond Fund LOGO

Fundamental Objective
                                   High current income. Capital growth is a secondary objective.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less; and each corporate bond is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile then the prices of bonds with a shorter remaining maturity.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                      From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Quality Bond Fund LOGO


Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                            [CHART]


     Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                         1990         8.04
                                         1991        14.65
                                         1992         6.00
                                         1993         7.52
                                         1994        -3.90
                                         1995        17.18
                                         1996         1.85
                                         1997         8.20
                                         1998         8.45
                                         1999        [   ]

                                 The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


 Best quarter:                                      Q[ ] [   ] [   ]%
Worst quarter:                                      Q[ ] [   ] [   ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception Date  Past Year  Past 5 Years  Past 10 Years  Since Inception
 Institutional Shares*        1/1/83        [   ]%     [   ]%        [   ]%         [   ]%

                                                                                  (Since 1/1/83)
 LBAB                                       [   ]%     [   ]%        [   ]%         [   ]%

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third U.S. Government Securities Fund LOGO

Fundamental Objective
                                   High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 65% of total assets in U.S. government securities. At the time of investment each of those securities has a remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                                   U.S. government securities are debt
                                   securities issued or guaranteed as to
                                   principal and interest by the full faith and credit of the U.S. government and obligations issued by the agencies or instrumentalities of the U.S. government but not supported by such full faith and credit. They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie
                                   Mae) and Federal Home Loan Mortgage
                                   Corporation (Freddie Mac).

                                   U.S. Treasury securities are debt obligations of the U.S. government and are backed by the full faith and credit of the U.S. government. While there are different degrees of credit quality, all U.S. government securities generally are considered highly credit worthy.

                                   In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Fifth Third U.S. Government Securities Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                                       [CHART]

                                    Year-by-Year Total Returns as of 12/31
                                    For Institutional Shares*


                                    1990         8.45
                                    1991         9.51
                                    1992         5.27
                                    1993         6.19
                                    1994        -2.18
                                    1995        13.01
                                    1996         2.45
                                    1997         7.14
                                    1998         7.38
                                    1999         [  ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                      Q[ ] [   ] [   ]%
Worst quarter:                                      Q[ ] [   ] [   ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception Date  Past Year  Past 5 Years  Past 10 Years  Since Inception
 Institutional Shares*        1/1/86        [   ]%     [   ]%        [   ]%         [   ]%

                                                                                  (Since 1/1/86)
 LBIGBI                                     [   ]%     [   ]%        [   ]%         [   ]%


* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Municipal Bond Fund LOGO

Fundamental Objective
                                   High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 80% of total assets in municipal securities, which pay interest that is exempt from federal income tax. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                   In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                                   The Fund reserves the right to invest up to 20% of total assets in other securities, such as money market instruments.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Fifth Third Municipal Bond Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                             [CHART]


     Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                         1990         6.89
                                         1991         8.60
                                         1992         6.25
                                         1993         6.76
                                         1994        -2.30
                                         1995         9.68
                                         1996         3.26
                                         1997         6.88
                                         1998         5.57
                                         1999        [   ]

                               The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


 Best quarter:                                      Q[ ] [   ] [   ]%
Worst quarter:                                      Q[ ] [   ] [   ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception Date  Past Year  Past 5 Years  Past 10 Years  Since Inception
 Institutional Shares*        1/1/83        [   ]%     [   ]%        [   ]%         [   ]%

                                                                                 (Since 12/31/82)
 LBMBI                                      [   ]%     [   ]%        [   ]%         [   ]%



* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Ohio Tax Free Bond Fund LOGO

Fundamental Objective
                                   Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies

                                   Under normal market conditions, the Fund invests at least 80% of net assets in municipal securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                   In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The Fund's performance may be affected by political and economic factors at the state or regional level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse. Economic activity in Ohio, as in many other states with a significant industrial base, tends to be more cyclical than in other states and in the nation as a whole.

                                   This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Fifth Third Ohio Tax Free Bond Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                            [CHART]

         Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                         1990         5.70
                                         1991         9.46
                                         1992         6.24
                                         1993         6.71
                                         1994        -4.01
                                         1995        13.72
                                         1996         3.48
                                         1997         6.92
                                         1998         5.50
                                         1999        [   ]

                              The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                      Q[ ] [   ] [   ]%
Worst quarter:                                      Q[ ] [   ] [   ]%
Year to Date Return (1/1/00 to 9/30/00) [  ]%

Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception Date  Past Year  Past 5 Years  Past 10 Years  Since Inception

 Institutional Shares*        1/1/87        [   ]%     [   ]%        [   ]%         [   ]%

                                                                                 (Since 12/31/86)
 LBMBI                                      [   ]%     [   ]%        [   ]%         [   ]%


* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.


 Shareholder Fees

                                                                           Stock Funds--Fee Table
                                                                           ----------------------
                                                                                                                        Fifth Third
                                        Fifth Third     Fifth Third  Fifth Third  Fifth Third Fifth Third Fifth Third  International
                                        Quality Growth Equity Income  Technology   Pinnacle     Balanced    Mid Cap       Equity
                                             Fund          Fund          Fund        Fund        Fund        Fund          Fund
Maximum Sales Charge (Load) Imposed on
Purchases                                     None          None          None        None        None         None         None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                          None          None          None        None        None         None         None
Maximum Deferred Sales Load                   None          None          None        None        None         None         None


Annual Fund Operating Expenses
(as a percentage of average
net assets)

Management fees                               0.80%         0.80%        1.00%       0.80%       0.80%        0.80%        1.00%
Distribution (12b-1) fees                     None          None          None        None        None         None         None
Other expenses                                [  ]%         [  ]%        [   ]%      [   ]%      [   ]%       [   ]%       [   ]%

Total Annual Fund                             [  ]%         [  ]%        [   ]%      [   ]%      [   ]%       [   ]%       [   ]%
Operating Expenses

Fee Waivers/1/

Net Total Annual Fund Operating Expenses   [  ]%  [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%

/1/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001.

Shareholder Fees and Fund Expenses

 Shareholder Fees

                                                                               Bond Funds--Fee Table
                                                                               ---------------------
                                              Fifth Third                           Fifth Third       Fifth Third       Fifth Third
                                             Bond Fund for      Fifth Third       U.S. Government    Municipal Bond    Ohio Tax Free
                                                 Income      Quality Bond Fund    Securities Fund          Fund          Bond Fund
 Maximum Sales Charge (Load) Imposed
 on Purchases                                       None              None                None               None            None
 Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends                            None              None                None               None            None
 Maximum Deferred Sales Load                        None              None                None               None            None


 Annual Fund Operating Expenses
 (as a percentage of average net assets)



 Management fees                                    0.55%             0.55%               0.55%              0.55%           0.55%
 Distribution (12b-1) fees                          None              None                None               None            None
 Other expenses                                    [  ]%             [  ]%               [  ]%              [  ]%           [  ]%


 Total Annual Fund Operating Expenses              [  ]%             [  ]%               [  ]%              [  ]%           [  ]%

Fee Waivers/1/

                                                   [  ]%             [  ]%               [  ]%              [  ]%           [  ]%
 Net Total Annual Fund Operating Expenses

/1/ Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2001.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Stock Funds

                                                       1        3        5        10
          Fifth Third Quality Growth Fund             Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3        5        10
          Fifth Third Equity Income Fund              Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3
          Fifth Third Technology Fund                 Year    Years
          Institutional Shares                        $[  ]   $[   ]



                                                       1        3        5        10
          Fifth Third Pinnacle Fund                   Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3        5        10
          Fifth Third Balanced Fund                   Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3        5        10
          Fifth Third Mid Cap Fund                    Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]

                                                       1        3        5        10
          Fifth Third International Equity Fund       Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]


Bond Funds


                                                       1        3        5        10
          Fifth Third Bond Fund For Income            Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3        5        10
          Fifth Third Quality Bond Fund               Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3        5        10
          Fifth Third U.S. Government Securities      Year    Years    Years    Years
             Fund
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3        5        10
          Fifth Third Municipal Bond Fund             Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]



                                                       1        3        5        10
          Fifth Third Ohio Tax Free Bond Fund         Year    Years    Years    Years
          Institutional Shares                        $[  ]   $[   ]   $[   ]   $[   ]

Additional Information About the Funds' Investments

Investment Practices
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                              FUND CODE
---------                              ---------
Quality Growth Fund                        1
Equity Income Fund                         2
Technology Fund                            3
Pinnacle Fund                              4
Balanced Fund                              5
Mid Cap Fund                               6
International Equity Fund                  7
Bond Fund for Income                       8
Quality Bond Fund                          9
U.S. Government Securities Fund           10
Municipal Bond Fund                       11
Ohio Tax Free Bond Fund                   12

                    INSTRUMENT                                   FUND  CODE          RISK TYPE
                    ----------                                   ----------          ---------
American Depository Receipts (ADRs):  ADRs are                     1, 3-7            Market
foreign shares of a company held by a U.S. bank                                      Political
that issues a receipt evidencing ownership.                                          Foreign Investment

Asset-Backed Securities: Securities secured by                 1, 5, 6, 8, 9         Pre-payment
company receivables, home equity loans, truck and                                    Market
auto loans, leases, credit card receivables and                                      Credit
other securities backed by other types of                                            Interest Rate
receivables or other assets.                                                         Regulatory
                                                                                     Liquidity



Bankers' Acceptances: Bills of exchange or time             1-3, 5, 6, 8, 9, 11      Credit
drafts drawn on and accepted by a commercial                                         Liquidity
bank.  Maturities are generally six months or                                        Market
less.                                                                                Interest Rate

Bonds:  Interest-bearing or discounted securities
that obligate the issuer to pay the bondholder a                                     Market
specified sum of money, usually at  specific                                         Credit
intervals, and to repay the principal amount of                                      Interest Rate
the loan at maturity.
     Corporate:                                                  1-11
     Government:                                              1, 2, 4-11

                                                                 1-10
Call and Put Options: A call option gives the                                        Management
buyer the right to buy, and obligates the seller                                     Liquidity
of the option to sell, a security at a specified                                     Credit
price. A put option gives the buyer the right to                                     Market
sell, and obligates the seller of the option to                                      Leverage
buy a security at a specified price.

Certificates of Deposit: Negotiable instruments       1-3, 5, 6, 8, 9, 10, 11        Market
with a stated maturity.                                                              Credit
                                                                                     Liquidity
                                                                                     Interest Rate

Collateralized Mortgage Obligations:                          5, 8-10                Pre-Payment/Call
Mortgage-backed bonds that separate mortgage                                         Interest Rate
pools into different maturity classes.

Commercial Paper: Secured and unsecured short-term      1, 3,-6, 8, 9, 11, 12        Credit
promissory notes issued by corporations and other                                    Liquidity
entities. Maturities generally vary from a few                                       Market
days to nine months.                                                                 Interest Rate

Common Stock: Shares of ownership of a company.                  1-7                 Market

Convertible Securities: Bonds or preferred stock                 1-7                 Market
that convert to common stock.                                                        Credit

Derivatives:  Instruments whose value is derived               1-12                  Management
from an underlying contract, index or security,                                      Market
or any combination thereof, including futures,                                       Credit
options (e.g., put and calls), options on                                            Liquidity
futures, swap agreements, and some                                                   Leverage
mortgage-backed securities.                                                          Interest Rate

Foreign Currency Transactions:  Foreign currency                7                    Foreign Investment
transactions include forward foreign currency                                        Market
exchange contracts, foreign currency options, and                                    Political
foreign currency futures transactions.

Foreign Securities: Stocks issued by foreign               1-3, 5-9, 11              Market
companies, as well as commercial paper of foreign                                    Political
issuers and obligations of foreign banks,                                            Liquidity
overseas branches of U.S. banks and supranational                                    Foreign Investment
entities.

Futures and Related Options: A contract providing             1-12                   Management
for the future sale and purchase of a specified                                      Market
amount of a specified security, class of                                             Credit
securities, or an index at a specified time in                                       Liquidity
the future and at a specified price.                                                 Leverage

High-Yield/High-Risk/Debt Securities:  High-yield/            8-11                   Credit
high-risk/debt securities are securities that are                                    Market
rated below investment grade by the primary                                          Liquidity
rating agencies (e.g., BB or lower by Standard &                                     Interest Rate
Poor's and Ba or lower by Moody's).  These
securities are considered speculative and involve
greater  risk of loss than investment grade debt
securities.  Other terms commonly used to
describe such securities include "lower rated
bonds," "non-investment grade bonds" and "junk
bonds."

Illiquid Securities: Securities which may be                  1-12                   Liquidity
difficult to sell at an acceptable price.                                            Market

Investment Company Securities: Shares of                    1, 5-12                  Market
investment companies.  These investment
companies may include money market funds of Fifth
Third Funds and shares of other registered
investment companies for which the Adviser to a
Fund or any of their affiliates serves as
investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or           1, 6, 8, 9, 11, 12             Market
discounted government or corporate securities                                        Credit
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity.  Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Adviser.

Money Market Instruments: Investment-grade, U.S.            1, 3-12                  Market
dollar denominated debt securities that have                                         Credit
remaining maturities of one year or less.  These
securities may include U.S. government
obligations, commercial paper and other
short-term corporate obligations, repurchase
agreements collateralized with U.S. government
securities, certificates of deposit, bankers'
acceptances, and other financial institution
obligations.  These securities may carry fixed or
variable interest rates.

Mortgage-Backed Securities: Debt obligations           1, 5, 6, 8-10                 Pre-payment
secured by real estate loans and pools of loans.                                     Market
These include collateralized mortgage obligations                                    Credit
and real estate mortgage investment conduits.                                        Regulatory

Municipal Securities: Securities issued by a state         11, 12                    Market
or political subdivision to obtain funds for various                                 Credit
public purposes.  Municipal securities include (a)                                   Political

government ;ease certificates of participation                                       Tax
issued by state or municipal authorities where                                       Regulatory
payment is secured by installment payments for
equipment, buildings, or other facilities being leased
by the state or municipality; government lease
certificates purchased by the Fund will not contain
nonappropriation clauses; (b) municipal notes and
tax-exempt commercial paper; (c) serial bonds; (e)
tax anticipation notes sold to finance working
capital needs of municipalities in anticipation of
receiving taxes at a later date; (f) bond anticipation
notes in anticipation of the issuance of long-
term bonds in the future; (g0 pre-refunded municipal
bonds whose timely payment of interest and
principal is ensured by an escrow of U.S.
government obligations; and (h0 general obligation
bonds.

Participation Interests:  Interests in bank loans          11, 12                    Interest Rate
made to corporations.                                                                Credit
                                                                                     Liquidity

Preferred Stocks:  Preferred Stocks are equity             3, 5, 7                   Market
securities that generally pay dividends at a
specified rate and have preference over common
stock in the payment of dividends and
liquidation.  Preferred stock generally does not
carry voting rights.

Repurchase Agreements: The purchase of a security           1-12                     Market
and the simultaneous commitment to return the                                        Leverage
security to the seller at an agreed upon price on
an agreed upon date.  This is treated as a loan.

Restricted Securities:  Securities not registered           1-12                     Liquidity
under the Securities Act of 1933, such as                                            Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a                 1-12                     Market
security and the simultaneous commitment to buy                                      Leverage
the security back at an agreed upon price on an
agreed upon date.  This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%            1-12                     Market
of the Fund's total assets.  In return the Fund                                      Leverage
will receive cash, other securities, and/or                                          Liquidity
letters of credit.                                                                   Credit

Short-Term Trading:  The sale of a security soon            1-12                     Market
after its purchase.  A portfolio engaging in such
trading will have higher turnover and transaction
expenses.

Stock-Index Options:  A security that combines                1-12                   Management
features of options with securities trading using                                    Market
composite stock indices.                                                             Credit

Time Deposits: Non-negotiable receipts issued by a      1-3, 5, 6, 8, 9, 11          Liquidity
bank in exchange for the deposit of funds.                                           Credit
                                                                                     Market

U.S. Government Agency Securities: Securities                 1-12                   Interest Rate
issued by agencies and instrumentalities of the                                      Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,               1-12                   Interest Rate
separately traded registered interest and
principal securities, and coupons under bank
entry safekeeping.

Variable and Floating Rate Instruments:                 5, 8, 9, 11, 12              Credit
Obligations with interest rates which are reset                                      Liquidity
daily, weekly, quarterly or some other period and                                    Market
which may be payable to the Fund on demand.

Warrants: Securities, typically issued with                 1-3, 5-7                 Market
preferred stock or bonds, that give the holder                                       Credit
the right to buy a proportionate amount of common
stock at a specified price.

When-Issued and Delayed Delivery Transactions:                1-12                   Market
Purchase or contract to purchase securities at a                                     Leverage
fixed price for delivery at a future date.  Under                                    Liquidity
normal market conditions, when-issued purchases                                      Credit
and forward commitments will not exceed 20% of
the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations:  U.S.               7?                    Market
dollar denominated bonds issued by foreign                                           Credit
corporations or governments.  Sovereign bonds are                                    Interest Rate
those issued by the government of a foreign
country.  Supranational bonds are those issued by
supranational entities, such as the World Bank
and European Investment Bank.  Canadian bonds are
those issued by Canadian provinces.

Investment Risks
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors and Subadvisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of those two advisors is a subsidiary of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

As of September 30, 2000, Fifth Third Bank had approximately $ _____ billion of assets under management, including approximately $ _____ billion of assets of Fifth Third Funds. As of September 30, 2000, Heartland had approximately $ _____ billion of assets under management, including approximately $ _____ million of assets held by mutual funds. As of September 30, 2000, MSDW, together with its affiliated institutional asset management companies, had approximately $ _____ billion of assets under management, including approximately $ _____ billion of assets held by mutual funds.

The management and subadvisory fees paid by the Funds for the fiscal year ended July 31, 2000 are as follows:

                                                    As a percentage of
                                                    average net assets
Fifth Third Quality Growth Fund                                 0.80%
Fifth Third Equity Income Fund                                  0.80%
Fifth Third   Technology Fund                                   1.00%
Fifth Third Pinnacle Fund                                       0.80%
Fifth Third Balanced Fund                                       0.80%
Fifth Third Mid Cap Fund                                        0.80%
Fifth Third International Equity Fund                           1.00%
(subadvisory fee)                                              (0.45%)
Fifth Third Bond Fund For Income                                0.55%
Fifth Third Quality Bond Fund                                   0.55%
Fifth Third U.S. Government Securities Fund                     0.55%
Fifth Third Municipal Bond Fund                                 0.55%
Fifth Third Ohio Tax Free Bond Fund                             0.55%

* Fifth Third Bank was responsible for paying this fee from the fees it received as investment manager to Fifth Third International Equity Fund.

Portfolio Managers

Fifth Third Bank

     Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the

Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for the Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

 Bond Funds

Investment decisions for all of the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas
F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing form Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

Morgan Stanley Dean Witter Investment Management Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSDW since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSDW and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Ann Thivierge joined MSDW in 1986 and is a Managing Director. She has been a member of MSDW's asset allocation committee for eight years. She received a B.A. from James Madison College, Michigan State University in International Relations and received her M.B.A. from New York University in Finance.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

          Maximum               Average Aggregate Daily
------------------------------  --------------------------
      Administrative Fee         Net Assets of the Trust
------------------------------  --------------------------
            0.20%               of the first $1 billion
            0.18%               of the next $1 billion
            0.17%               in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services, at an annual rate of 0.035% of the average aggregate daily net assets of all the Funds.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds usually is determined using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend declared for that day.

Minimum Investments

                           The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                           All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                           For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                           The Funds may reject a purchase order for any reason.

Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange your Fund shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

                        Instructions for Exchanging Shares

                        To exchange your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares for exchange procedures or call 1-888-799-5353.

                        Notes on Exchanges

                        To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

                        Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

                        The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

                        The exchange privilege is available only in states where shares of the Funds may be sold.

                        All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Bond Fund for Income, Fifth Third Quality Bond Fund, Fifth Third Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third International Equity Fund. Capital gains, if any, are distributed at least annually.

Shareholder Information


Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Tax Information for Fifth Third Ohio Tax Free Bond Fund

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Additional Tax Information for Fifth Third Municipal Bond Fund

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

Additional Tax Information for Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Additional Tax Information for Fifth Third International Equity Fund

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Shareholder Information

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                 Fifth Third Quality Growth Fund
                                                            Institutional Shares


                                                                Year Ended            Period Ended
                                                              --------------          ------------
Per share data                                                 July 31, 2000          July 31, 1999*
                                                              --------------          --------------
Net asset value, beginning of period                                                        $  19.45
Income from investment operations:
 Net investment income/(loss)                                                                  (0.02)
 Net realized and unrealized gains/(losses) from                                                5.89
  investments
 Total from investment operations                                                               5.87
Distributions to shareholders from:
 Net investment income                                                                             -
 Net realized gain on investments                                                              (1.95)
 Total distributions                                                                           (1.95)
Net asset value, end of period                                                              $  23.37
Total return (excludes sales charge)                                                           32.08% (a)


Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                       1.00% (b)
 Net investment income/(loss)                                                                  (0.10%)(b)
 Expense waiver/reimbursement(c)                                                                0.05% (b)
Supplemental data:
 Net assets at end of period (000s)                                                         $583,753
 Portfolio turnover(d)                                                                            34%

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                  Fifth Third Equity Income Fund
                                                            Institutional Shares


                                                         Year Ended            Period Ended
                                                     ------------------   -----------------------
Per share data                                          July 31, 2000         July 31, 1999*
                                                     ------------------   -----------------------
Net asset value, beginning of period                                                 $  14.79
Income from investment operations:
   Net investment income/(loss)                                                          0.25
   Net realized and unrealized gains from investments                                    1.86
   Total from investment operations                                                      2.11
Distributions to shareholders from:
   Net investment income                                                                (0.26)
   In excess of net investment income                                                       -
   Net realized gain on investments                                                     (1.45)
   Total distributions                                                                  (1.71)
Net asset value, end of period                                                       $  15.19
Total return (excludes sales charge)                                                    14.63%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
   Expenses                                                                              1.07%(b)
   Net investment income                                                                 1.63%(b)
   Expense waiver/reimbursement(c)                                                       0.05%(b)
Supplemental data:
   Net assets at end of period (000s)                                                $148,525
   Portfolio turnover(d)                                                                   69%

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Technology Fund
                                                            Institutional Shares

                                                             Year Ended            Period Ended
                                                        ---------------------   ---------------------
Per share data                                             July 31, 2000           July 31, 1999
                                                        ---------------------   ---------------------
Net asset value, beginning of period                                            $         14.86
Income from investment operations:
   Net investment income                                                                   0.04
   Net realized and unrealized gains/(losses)
     from investments                                                                      5.17
   Total from investment operations                                                        5.21
Distributions to shareholders from:
   Net investment income                                                                  (0.01)
   In excess of net investment income                                                         -
   Net realized gain on investments                                                       (0.55)
   Total distributions                                                                    (0.56)
Net asset value, end of period                                                  $         19.51
Total return (excludes sales charge)                                                      35.61%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
   Expenses                                                                                0.82%(b)
   Net investment income/(loss)                                                            0.16%(b)
   Expense waiver/reimbursement(c)                                                         0.07%(b)
Supplemental data:
   Net assets at end of period (000s)                                                     6,946
   Portfolio turnover(d)                                                                     15%

Financial Highlights

                                                      Fifth Third Pinnacle Fund*
                                                        Institutional Shares

                                                          Year Ended            Period Ended
                                                     --------------------  -----------------------
                                                        July 31, 2000           July 31, 1999**
Per share data                                       --------------------  -----------------------
Net asset value, beginning of period                                                 $    31.26
Income from investment operations:
   Net investment income/(loss)                                                           (0.06)
   Net realized and unrealized gains
     from investments                                                                      6.71
   Total from investment operations                                                        6.65
Distributions to shareholders from:
   Net investment income                                                                      -
   Net realized gain on investments                                                       (0.63)
   Total distributions                                                                    (0.63)
Net asset value, end of period                                                       $    37.28
Total return (excludes sales charge)                                                      21.53 % (a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
   Expenses                                                                                1.21 % (b)
   Net investment income/(loss)                                                           (0.24%)(b)
   Expense waiver/reimbursement(c)                                                         0.01% (b)
Supplemental data:
 Net assets at end of period (000s)                                                  $   61,943
 Portfolio turnover(d)                                                                       51%


    * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.

** Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                      Fifth Third  Balanced Fund
                                                        Institutional Shares

                                                                 Year Ended              Period Ended
                                                                 ----------              ------------
Per share data                                                  July 31, 2000           July 31, 1999*
                                                                -------------           ---------------
Net asset value, beginning of period                                                         $    14.60
Income from investment operations:
 Net investment income                                                                             0.22
 Net realized and unrealized gains from investments                                                2.27
 Total from investment operations                                                                  2.49
Distributions to shareholders from:
 Net investment income                                                                            (0.22)
 Net realized gain on investments                                                                 (0.74)
 Total distributions                                                                              (0.96)
Net asset value, end of period                                                               $    16.13
Total return (excludes sales charge)                                                              17.63%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                          1.00%(b)
 Net investment income/(loss)                                                                      1.54%(b)
 Expense waiver/reimbursement(c)                                                                   0.04%(b)
Supplemental data:
 Net assets at end of period (000s)                                                          $  139,616
 Portfolio turnover(d)                                                                              128%





  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights



                                                        Fifth Third Mid Cap Fund
                                                            Institutional Shares

                                                                Year Ended            Period Ended
                                                            ------------------   ---------------------
Per share data                                                 July 31, 2000          July 31, 1999*
                                                            ------------------   ---------------------
Net asset value, beginning of period                                                        $  15.40
Income from investment operations:
 Net investment income/(loss)                                                                  (0.04)
 Net realized and unrealized gains/(losses) from                                                1.95
  investments
 Total from investment operations                                                               1.91
Distributions to shareholders from:
 Net investment income                                                                             -
 In excess of net investment income                                                                -
 Net realized gains                                                                            (1.44)
 Total distributions                                                                           (1.44)
Net asset value, end of period                                                              $  15.87
Total return (excludes sales charge)                                                           13.13% (a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                       0.97% (b)
 Net investment income/(loss)                                                                  (0.26%)(b)
 Expense waiver/reimbursement(c)                                                                0.07% (b)
Supplemental data:
 Net assets at end of period (000s)                                                         $191,987
 Portfolio turnover(d)                                                                            49%

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999. (a) Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                           Fifth Third International Equity Fund
                                                            Institutional Shares

                                                                Year Ended            Period Ended
                                                            -------------------  ------------------------
Per share data                                                 July 31, 2000         July 31, 1999*
                                                           --------------------  ------------------------
Net asset value, beginning of period                                                        $  10.50
Income from investment operations:
 Net investment income/(loss)                                                                   0.09
 Net realized and unrealized gains/(losses) from
  investments                                                                                   2.52
 Total from investment operations                                                               2.61
Distributions to shareholders from:
 Net investment income                                                                         (0.14)
 In excess of net investment income                                                            (0.10)
 Net realized gains                                                                            (0.07)
 Total distributions                                                                           (0.31)
Net asset value, end of period                                                              $  12.80
Total return (excludes sales charge)                                                           25.02%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                       1.50%(b)
 Net investment income/(loss)                                                                   0.67%(b)
 Expense waiver/reimbursement(c)                                                                0.00%(b)
Supplemental data:
 Net assets at end of period (000s)                                                         $172,388
 Portfolio turnover(d)                                                                            42%

  * Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                Fifth Third Bond Fund For Income
                                                            Institutional Shares

                                                                             Year Ended      Period Ended
                                                                            -------------  -----------------
Per share data                                                              July 31, 2000   July 31, 1999*
                                                                            -------------  -----------------
Net asset value, beginning of period                                                            $  12.27
Income from investment operations:
 Net investment income/(loss)                                                                       0.56
 Net realized and unrealized gains/(losses) from investments                                       (0.30)
 Total from investment operations                                                                   0.26
Distributions to shareholders from:
 Net investment income                                                                             (0.62)
 In excess of net investments                                                                          -
 Net realized gains                                                                                (0.21)
 Total distributions                                                                               (0.83)
Net asset value, end of period                                                                  $  11.70
Total return (excludes sales charge)                                                                2.12%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                           0.75%(b)
 Net investment income/(loss)                                                                       5.12%(b)
 Expense waiver/reimbursement(c)                                                                    0.03%(b)
Supplemental data:
 Net assets at end of period (000s)                                                             $198,212
 Portfolio turnover(d)                                                                               104%

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                   Fifth Third Quality Bond Fund
                                                            Institutional Shares

                                                                Year Ended            Period Ended
                                                            ------------------   -----------------------
Per share data                                                 July 31, 2000         July 31, 1999*
                                                            ------------------   -----------------------
Net asset value, beginning of period                                                        $  10.02
Income from investment operations:
 Net investment income                                                                          0.48
 Net realized and unrealized gains/(losses) from
  investments                                                                                  (0.38)
 Total from investment operations                                                               0.10
Distributions to shareholders from:
 Net investment income                                                                         (0.49)
 In excess of net investments                                                                      -
 Net realized gains                                                                            (0.11)
 Total distributions                                                                           (0.60)
Net asset value, end of period                                                              $   9.52
Total return (excludes sales charge)                                                            0.88%(a)




Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                       0.75%(b)
 Net investment income/(loss)                                                                   4.95%(b)
 Expense waiver/reimbursement(c)                                                                0.11%(b)
Supplemental data:
 Net assets at end of period (000s)                                                         $133,537
 Portfolio turnover(d)                                                                           349%

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                                            Institutional Shares

                                                                Year Ended            Period Ended
                                                            -------------------  -----------------------
Per share data                                                 July 31, 2000         July 31, 1999*
                                                            -------------------  -----------------------
Net asset value, beginning of period                                                         $  9.89
Income from investment operations:
 Net investment income/(loss)                                                                   0.46
 Net realized and unrealized gains/(losses) from
  investments                                                                                  (0.22)
 Total from investment operations                                                               0.24
Distributions to shareholders from:
 Net investment income                                                                         (0.49)
 Total distributions                                                                           (0.49)
Net asset value, end of period                                                               $  9.64
Total return (excludes sales charge)                                                            2.43%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                       0.75%(b)
 Net investment income/(loss)                                                                   4.80%(b)
 Expense waiver/reimbursement(c)                                                                0.28%(b)
Supplemental data:
 Net assets at end of period (000s)                                                          $42,239
 Portfolio turnover(d)                                                                            93%

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Municipal Bond Fund
                                                            Institutional Shares

                                                                Year Ended            Period Ended
                                                            -------------------  ----------------------
Per share data                                                 July 31, 2000         July 31, 1999*
                                                            -------------------  ----------------------
Net asset value, beginning of period                                                        $  12.30
Income from investment operations:
 Net investment income/(loss)                                                                   0.47
 Net realized and unrealized gains/(losses) from
  investments                                                                                  (0.32)
 Total from investment operations                                                               0.15
Distributions to shareholders from:
 Net investment income                                                                         (0.47)
 In excess of net investment income                                                                -
 Net realized gains                                                                            (0.21)
 Total distributions                                                                           (0.68)
Net asset value, end of period                                                              $  11.77
Total return (excludes sales charge)                                                            1.18%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                       0.75%(b)
 Net investment income/(loss)                                                                   3.79%(b)
 Expense waiver/reimbursement(c)                                                                0.11%(b)
Supplemental data:
 Net assets at end of period (000s)                                                         $114,923
 Portfolio turnover(d)                                                                           110%

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                             Fifth Third Ohio Tax Free Bond Fund
                                                            Institutional Shares

                                                                Year Ended            Period Ended
                                                            -------------------  -----------------------
Per share data                                                 July 31, 2000         July 31, 1999*
                                                            -------------------  -----------------------
Net asset value, beginning of period                                                        $  10.33
Income from investment operations:
 Net investment income                                                                          0.40
 Net realized and unrealized gains/(losses) from
  investments                                                                                  (0.24)
 Total from investment operations                                                               0.16
Distributions to shareholders from:
 Net investment income                                                                         (0.40)
 In excess on net investment income                                                            (0.01)
 Net realized gains                                                                            (0.06)
 Total distributions                                                                           (0.47)
Net asset value, end of period                                                              $  10.02
Total return (excludes sales charge)                                                            1.48%(a)



Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                                                       0.82%(b)
 Net investment income/(loss)                                                                   3.81%(b)
 Expense waiver/reimbursement(c)                                                                0.05%(b)
Supplemental data:
 Net assets at end of period (000s)                                                         $182,679
 Portfolio turnover(d)                                                                            47%

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                               FIFTH THIRD FUNDS
                       (formerly Fountain Square Funds)

                 Combined Statement of Additional Information

                             December 1, 2000

     This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated December 1, 2000:

 .    Fifth Third Quality Growth Fund

 .    Fifth Third Pinnacle Fund
 .    Fifth Third Equity Income Fund
 .    Fifth Third Balanced Fund
 .    Fifth Third Mid Cap Fund
 .    Fifth Third International Equity Fund
 .    Fifth Third Technology Fund
 .    Fifth Third Bond Fund For Income
 .    Fifth Third Quality Bond Fund
 .    Fifth Third U.S. Government Securities Fund
 .    Fifth Third Municipal Bond Fund
 .    Fifth Third Ohio Tax Free Bond Fund
 .    Fifth Third Government Money Market Fund
 .    Fifth Third Ohio Tax Exempt Money Market Fund
 .    Fifth Third Prime Money Market Fund
 .    Fifth Third Tax Exempt Money Market Fund
 .    Fifth Third U.S. Treasury Money Market Fund

     This SAI should be read with the Prospectuses of the Funds.




To receive a copy of any Prospectus, you may write the Trust or call toll-free
(888) 799-5353.  This SAI is not a prospectus.

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45623

                               TABLE OF CONTENTS
                               -----------------

                                                                                                         Page
                                                                                                         ----
GENERAL INFORMATION ABOUT THE TRUST....................................................................     1
INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS.........................................................     3
 Investment Objectives.................................................................................     3
 Investment Limitations................................................................................     3
 Fundamental Limitations...............................................................................     3
 Non-fundamental Limitations...........................................................................     5
 Fundamental Limitations...............................................................................     6
 Non-Fundamental Limitations...........................................................................     9
 All Funds except Stock and Bond Funds.................................................................     9
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES..............................     9
 Types of Investments..................................................................................     9
 Portfolio Turnover....................................................................................    21
 Investment Risks (Ohio Tax Free Fund and Ohio Money Market Fund.......................................    21
 Special Restriction on Fifth Third Government Money Market Fund.......................................    22
 Special Restriction on Fifth Third U.S. Treasury Money Market Fund....................................    22
FIFTH THIRD FUNDS MANAGEMENT...........................................................................    22
 Officers and Trustees.................................................................................    22
 Trust Ownership.......................................................................................    23
 Trustee Liability.....................................................................................    29
 Codes of Ethics.......................................................................................    29
INVESTMENT ADVISORY SERVICES...........................................................................    30
 Investment Advisors to the Trust......................................................................    30
 Advisory Fees.........................................................................................    30
 Sub-advisor...........................................................................................    31
 Sub-advisory Fees.....................................................................................    31
 Administrative Services...............................................................................    31
 Custody of Fund Assets................................................................................    32
 Transfer Agent and Dividend Disbursing Agent..........................................................    32
BROKERAGE TRANSACTIONS.................................................................................    33
PURCHASING SHARES......................................................................................    35
 Distribution Plan and Administrative Services Agreement (Investment C Shares Only)....................    35
 Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares...........................    36
 Conversion of Investment B Shares to Investment A Shares..............................................    37
 Conversion to Federal Funds...........................................................................    37
 Exchanging Securities for Fund Shares.................................................................    37
 Payments to Dealers...................................................................................    37
REDEEMING SHARES.......................................................................................    38
 Redemption in Kind....................................................................................    38
 Postponement of Redemptions...........................................................................    38
DETERMINING NET ASSET VALUE............................................................................    39
 Determining Market Value of Securities................................................................    39
 Valuing Municipal Bonds...............................................................................    40
 Use of Amortized Cost.................................................................................    40
 Monitoring Procedures.................................................................................    40
 Investment Restrictions...............................................................................    40
 Trading in Foreign Securities.........................................................................    41
TAX STATUS.............................................................................................    41
 The Funds' Tax Status.................................................................................    41
 Shareholders' Tax Status..............................................................................    41
 Capital Gains.........................................................................................    42
 State and Local Taxes.................................................................................    42
 Foreign Taxes.........................................................................................    42

PERFORMANCE INFORMATION................................................................................    43
 Total Return..........................................................................................    43
 Tax-Equivalent Yield..................................................................................    45
 Tax Equivalency Table.................................................................................    45
PERFORMANCE COMPARISONS................................................................................    46
FINANCIAL STATEMENTS...................................................................................    49
APPENDIX...............................................................................................    50

                      GENERAL INFORMATION ABOUT THE TRUST

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

     The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

-----------------------------------------------------------------------------------------------------------------------
                  Funds                                                       Classes
-----------------------------------------------------------------------------------------------------------------------
                                               Investment A       Investment B       Investment C     Institutional
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund ("Quality           X                  X                  X                  X
 Growth Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Income Fund ("Equity             X                  X                  X                  X
 Income Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third  Pinnacle Fund ("Pinnacle               X                  X                  X                  X
 Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund ("Balanced                X                  X                  X                  X
 Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Fund ("Mid Cap Fund")           X                  X                  X                  X
-----------------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund               X                  X                  X                  X
 ("International Equity Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund For Income ("Bond             X                 X*                  X                  X
 Fund Income")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Bond Fund ("Quality             X                  X                  X                  X
 Bond Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Securities              X                 X*                  X                  X
 Fund ("Government Securities Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                     X                 X*                  X                  X
 ("Municipal Bond Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund                 X                  X                  X                  X
 ("Ohio Tax Free Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Technology Fund ("Technology            X                  X                  X                  X
 Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Tax Exempt Money Market            X                                                        X
 Fund ("Ohio Money Market Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund            X                                                        X
 ("Government Money Market Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund                 X                  X                                     X
 ("Prime Money Market Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund            X                                                        X
 ("Tax Exempt Fund")
-----------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Treasury Money Market                                                                       X
 Fund ("U.S. Treasury Money Market Fund")
-----------------------------------------------------------------------------------------------------------------------

     *These shares are currently not available to the public.

     Each Fund, is an "open-end" management investment company, and other than the Ohio Tax-Free Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Tax-Free Fund, may, with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer.

     [On October 30, 2000, the Fifth Third Cardinal Fund transferred all of its assets and liabilities to the Quality Growth Fund in exchange for shares of the Quality Growth Fund. Therefore, the Fifth Third Cardinal Fund is no longer in existence.]

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Bank (the "Advisor"), except for the Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. serves as investment sub-advisor to the Ohio Money Market Fund (collectively, the "Sub-advisors").

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

Investment Objectives

     Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations

Fundamental Limitations

Stock and Bond Funds

     Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

     Issuing Senior Securities and Borrowing Money.  None of the Funds described
     ---------------------------------------------
herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) may enter into futures contracts, as applicable.

     The Funds described herein will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds described herein will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds described herein intend to borrow money.

     Selling Short and Buying on Margin.  None of the Funds described herein
     ----------------------------------
will sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund described herein (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Pledging Assets.  The Funds described herein will not mortgage, pledge, or
     ---------------
hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

     Lending Cash or Securities.  The Funds described herein will not lend any
     --------------------------
of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

     Investing in Commodities.  None of the Funds described herein will purchase
     ------------------------
or sell commodities or commodity contracts except to the extent that the Funds described herein (with the exception of Ohio Tax Free Fund, Government Securities Fund, Municipal Bond Fund and Pinnacle Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

     Investing in Real Estate.  None of the Funds described herein will purchase
     ------------------------
or sell real estate, including limited partnership interests, although each of these Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Diversification of Investments.  With respect to 75% of the value of their
     ------------------------------
respective total assets, none of the Funds described herein (with the exception of Ohio Tax Free Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds described herein will acquire more than 10% of the outstanding voting securities of any one issuer.

     Dealing in Puts and Calls.  The Pinnacle Fund, Municipal Bond Fund and Ohio
     -------------------------
Tax Free Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     Concentration of Investments.  The Quality Growth Fund, Cardinal Fund,
     ----------------------------
Pinnacle Fund, Balanced Fund, Mid Cap Fund, Technology Fund and International Equity Fund will not invest 25% or more of the values of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

     Neither the Ohio Tax Free Fund or the Municipal Bond Fund will purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, their Funds described herein may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

     Underwriting.  None of the Funds described herein will underwrite any issue
     ------------
of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Non-Fundamental Limitations

Stock and Bond Funds

     Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

     Investing in Restricted Securities.  The Funds described herein will not
     ----------------------------------
invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

     Investing in Illiquid Securities.  The Funds described herein will not
     --------------------------------
invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

     Investing in Securities of Other Investment Companies.  The Funds described
     -----------------------------------------------------
herein will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds described herein will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

      Investing in Warrants. None of the Quality Growth Fund, Equity Income
      ---------------------
Fund, Cardinal Fund, Balanced Fund, Mid Cap Fund, or International Equity Fund may invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

     Investing in Put Options.  The International Equity Fund will not purchase
     ------------------------
put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Writing Covered Call Options.  The International Equity Fund will not write
     ----------------------------
call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     The Ohio Tax Free Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

Fundamental Limitations

Money Market Funds

     Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

     Selling Short and Buying on Margin.  None of the Funds described herein
     ----------------------------------
will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

     Issuing Senior Securities and Borrowing Money.  None of the Funds described
     ---------------------------------------------
herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets (except for the Government Money Market Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds described herein considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

     Neither the Government Money Market Fund, Ohio Money Market Fund nor the Tax Exempt Money Market Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The U.S. Treasury Money Market Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. None of the Funds described herein has any present intention to borrow money.

     Pledging Securities or Assets.  The Prime Money Market Fund will not pledge
     -----------------------------
securities. None of the Government Money Market Fund, Tax Exempt Money Market Fund, Ohio Money Market Fund or U.S. Treasury Money Market Fund will mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

     Investing in Commodities, Commodity Contracts, or Real Estate.  Prime Money
     -------------------------------------------------------------
Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Tax Exempt Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Underwriting.  The Prime Money Market Fund will not engage in underwriting
     ------------
of securities issued by others. The Tax Exempt Money Market Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     Lending Cash or Securities.  None of the Funds described herein will lend
     --------------------------
any of its assets, except that the Government Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, the Prime Money Market Fund may purchase or hold money market instruments, including repurchase agreements and variable rate demand notes, permitted by its investment objective and policies, the Tax Exempt Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, and the U.S. Treasury Money Market Fund may purchase or hold U.S. Treasury obligations, including repurchase agreements permitted by its investment objective and policies.

     Acquiring Voting Securities.  The Prime Money Market Fund will not acquire
     ---------------------------
the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

     The Tax Exempt Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

     Diversification of Investments.  With respect to 75% of the value of its
     ------------------------------
total assets, the Prime Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent.

     The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.

     With respect to 75% of the value of its total assets, the Tax Except Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

     Concentration of Investments.  The Prime Money Market Fund will not invest
     ----------------------------
more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

     The Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

     Dealing in Puts and Calls.  The Tax Exempt Money Market Fund will not buy
     -------------------------
or sell puts, calls, straddles, spreads, or any combination of these.

     Investing in Securities of Other Investment Companies.  Each of the Prime
     -----------------------------------------------------
Money Market Fund and the U.S. Treasury Money Market Fund acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

     It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

Non-Fundamental Limitations

Money Market Funds

     Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

     Investing in Securities of Other Investment Companies.  Each of the
     -----------------------------------------------------
Government Money Market Fund, the Tax Exempt Money Market Fund and Ohio Money Market Fund can acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is on limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

     It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

     Investing in Illiquid Securities.  None of the Funds described herein will
     --------------------------------
invest more than 10% of the value of its net assets in illiquid securities.

     Investing in Restricted Securities.  Neither the Prime Money Market nor the
     ----------------------------------
Tax Exempt Money Market Fund will invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.



     For the purposes of its policies and limitations, each of the Funds described herein considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


        ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT
                                  TECHNIQUES

Types of Investments

     Bank Instruments.   The Prime Money Market Fund, the Tax Exempt Money
     ----------------
Market Fund, the Ohio Money Market Fund, the Quality Bond Fund, the Quality Growth Fund, the Technology Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, the Bond Fund For Income, the Cardinal Fund, the Pinnacle Fund and the Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

     In addition to domestic bank obligations such as certificates of deposit; demand and time deposits, and bankers' acceptances, the Prime Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

     Futures and Options Transactions.  All of the Funds except the Money Market
     --------------------------------
funds may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

     As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

     The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

     Futures Contracts.  The Funds except the Money Market Funds, the Ohio Tax
     -----------------
Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may enter into futures contracts. A futures contract is a firm commitment by, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

     Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

     The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price.

Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

     Stock Index Options. The Funds other than Fifth Third Money Market Funds,
     -------------------
the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Put Options on Financial Futures Contracts. The Funds other than Fifth
     ------------------------------------------
Third Money Market funds, the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

     Call Options on Financial Futures Contracts. The Funds other than the Fifth
     -------------------------------------------
Third Money Market funds, the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

     The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

     Limitation on Open Futures Positions. No Fund will maintain open positions
     ------------------------------------
in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions. Unlike the purchase or sale of a
     --------------------------------
security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin, "equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

     Purchasing Put Options on Portfolio Securities. The Funds other than
     ----------------------------------------------
the Fifth Third Money Market funds, Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund, may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     Writing Covered Call Options on Portfolio Securities. The Funds other than
     ----------------------------------------------------
the Fifth Third Money Market funds, Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund, may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

     Over-the-Counter Options. The Funds other than the Fifth Third Money Market
     ------------------------
funds, Ohio Tax Free Fund, Municipal Bond Fund and the Pinnacle Fund, may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

     Collateralized Mortgage Obligations ("CMOs"). The U.S. Government
     --------------------------------------------
Securities Fund, the Quality Bond Fund, the Balanced Fund and the Bond Fund For Income may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

     The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

     Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Quality Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

     Convertible Securities.  The Quality Growth Fund, the Technology Fund, the
     ----------------------
Mid Cap Fund, the Balanced Fund, the International Equity Fund, the Cardinal Fund, the Pinnacle Fund and the Equity Income Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

     In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     Warrants. The Quality Growth Fund, the Technology Fund, the Mid Cap Fund,
     --------
the Balanced Fund, the International Equity Fund, and the Equity Income Fund may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

   Municipal Securities. The Ohio Tax Free Fund and the Ohio Money Market Fund
   --------------------
may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of Municipal Securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

   Participation Interests. The Ohio Tax Free Fund, the Municipal Bond Fund, the
   -----------------------
Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

   Variable Rate Municipal Securities. The Ohio Tax Free Fund, the Municipal
   ----------------------------------
Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

   Municipal Leases. The Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio
   ----------------
Money Market Fund and the Tax Exempt Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors:
(a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

     Cash. From time to time, such as when suitable securities are not
     ----
available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of a bond fund and Money Market fund, the Fund's yield.

     Foreign Currency Transactions. The International Equity Fund may engage in
     -----------------------------
foreign currency transactions.

     Currency Risks. The exchange rates between the U.S. dollar and
     --------------
foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund values its assets daily in U.S. dollars, the International Equity Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

     The International Equity Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

     Forward Foreign Currency Exchange Contracts. The International Equity Fund
     -------------------------------------------
may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the International Equity Fund's best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.

     The International Equity Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

     Foreign Currency Options. A foreign currency option provides the option
     ------------------------
buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the International Equity Fund would not have to exercise their put option. Likewise, if the International Equity Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the International Equity Fund would not have to exercise its call. Instead, the International Equity Fund could acquire in the spot market the amount of foreign currency needed for settlement.

     Special Risks Associated with Foreign Currency Options. Buyers and sellers
     ------------------------------------------------------
of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     Foreign Currency Futures Transactions. By using foreign currency futures
     -------------------------------------
contracts and options on such contracts, the International Equity Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The International Equity Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     Special Risks Associated with Foreign Currency Futures Contracts and
     --------------------------------------------------------------------
Related Options. Buyers and sellers of foreign currency futures contracts are
---------------
subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

     U.S. Government Obligations. The types of U.S. government obligations in
     ---------------------------
which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .   the full faith and credit of the U.S. Treasury;

     .   the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

     Variable Rate U.S. Government Securities. Some of the short-term U.S.
     ----------------------------------------
government securities that the Money Market Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     When-Issued and Delayed Delivery Transactions. Each Fund may enter into
     ---------------------------------------------
when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

     Repurchase Agreements. Each Fund may enter into repurchase agreements. A
     ---------------------
repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

     Reverse Repurchase Agreements. Except as provided above, the Funds, other
     -----------------------------
than the Government Money Market Fund, may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     Lending of Portfolio Securities.  Each Fund (other than U.S. Treasury Money
     -------------------------------
Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Restricted and Illiquid Securities.  Each Fund may invest in securities
     ----------------------------------
issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

     The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

     Temporary and Defensive Investments.  Each Fund (other than the Money
     -----------------------------------
Market funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

Portfolio Turnover

     The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market funds and Funds in existence for less than one year:

                              Fiscal year ended  Fiscal year ended
                                July 31, 2000      July 31, 1999
                                -------------      -------------

  Government Securities Fund                            93%
  Quality Bond Fund                                    349%
  Ohio Tax Free Fund                                    47%
  Quality Growth Fund                                   34%
  Mid Cap Fund                                          49%
  Balanced Fund                                        128%
  International Equity Fund                             42%
  Equity Income Fund                                    69%
  Bond Fund For Income                                 104%
  Municipal Bond Fund                                  110%
  Cardinal Fund                                         15%*
  Pinnacle Fund                                         51%

  _________________

  *  reflects period October 1, 1998 through July 31, 1999.



Investment Risks (Ohio Tax Free Fund and Ohio Money Market Fund)

     The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

     Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

     The state ended fiscal year 1998 with a positive budgetary fund balance of approximately $953 million. Personal taxes have been cut in recent years, a result of the strong economy. As of March 1998 the Budget Stabilization Fund had a balance of $862 million, up from $828 million the end of fiscal year 1997. A March 24, 1997, Ohio Supreme Court decision requires major changes in Ohio's school funding arrangements. These changes pose significant but manageable challenges and should not threaten the overall fiscal stability of the state.

     The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. The act, established in 1979, requires the municipality to develop a financial plan to eliminate deficits and cure any defaults. These procedures have been applied to approximately twenty-four cities and villages, including the city of Cleveland; in nineteen of these communities, the fiscal situation has been resolved and the procedures terminated. This fiscal emergency legislation has been amended to include counties and townships.

     The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

     Special Restriction on Fifth Third Government Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

     Special Restriction on Fifth Third U.S. Treasury Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.


                         FIFTH THIRD FUNDS MANAGEMENT

Officers and Trustees

     Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. None of the Trustees are "interested persons" of Fifth Third Bank (the "Advisor"), Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS

Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership, as that term is defined in Section 2(a)(19) of the 1940 Act.

   Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

   Edward Burke Carey, 394 East Town Street, Columbus, OH 43215. Birthdate: July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

   Lee A. Carter, 425 Walnut Street, Cincinnati, OH 45202. Birthdate: December 17, 1938. Member of the Board of Trustees, formerly President, Local Marketing Corporation (retired December 31, 1993).

   Stephen G. Mintos, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   February 5, 1954. President of the Trust, employee of BISYS Fund Services,
   Inc.

   Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   May 19, 1959. Vice President of the Trust, and formerly the Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

   Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   April 26, 1968. Secretary of the Trust, and employee of BISYS Fund Services, Limited Partnership.

   Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   September 16, 1970. Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

   Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   February 26, 1966. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

Trust Ownership

     As of [ __,2000,] the Officers and Trustees owned less than 1% of any class of any Fund.

     As of [ __,2000,] the following persons owned 5% or more of any class of Shares of a Fund:


Fifth Third Quality Growth Fund-Investment A Shares
---------------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Investment C Shares
---------------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                         ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Cardinal Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                   ______%
One Commerce Square Club 53
2005 Market Street
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Club 53
2005 Market St., 11th Floor
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                         ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Trust and Investment Services R
38 Fountain Square
Cincinnati, OH 45263

Fifth Third Pinnacle Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Pinnacle Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Pinnacle Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                         ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Trust and Investment Services R

38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Equity Income Fund-Investment A Shares
--------------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Equity Income Fund-Investment C Shares
--------------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Equity Income Fund-Institutional Shares
---------------------------------------------------

Fifth Third Bank                                         ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Balanced Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Balanced Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Balanced Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                         ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Mid Cap Fund-Investment A Shares
--------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Mid Cap Fund-Investment C Shares
--------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account
2005 Market St.
Philadelphia, PA 19103

Fifth Third Mid Cap Fund-Institutional Shares
---------------------------------------------

Fifth Third Bank                                         ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         ______%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third International Equity Fund-Investment A Shares
---------------------------------------------------------

FISERV Securities                                        ______%
Trade House Account
2005 Market Street
Philadelphia, PA 19103

Fifth Third International Equity Fund-Investment C Shares
---------------------------------------------------------

FISERV Securities                                        ______%
2005 Market Street
Philadelphia, PA 19103


Donaldson Lufkin Jenrette                                ______%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Fifth Third International Equity Fund-Institutional Shares
----------------------------------------------------------

Fifth Third Bank & Investment Services                   ______%
38 Fountain Square Plaza
Cincinnati, OH 45263


Fifth Third Bank & Investment Services                   ______%
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Technology Fund-Investment A Shares
-----------------------------------------------

FISERV Securities Inc.                                   ______%
Trade House Account Club 53
2005 Market Street
Philadelphia, PA 19103

Fifth Third Technology Fund-Investment C Shares
-----------------------------------------------

FISERV Securities Inc.
Trade House Account Club 53                              ______%
2005 Market Street
Philadelphia, PA 19103

Fifth Third Technology Fund-Institutional Shares
------------------------------------------------

Fifth Third Bank Trust                                   ______%
38 Fountain Square 1090 F2
Cincinnati, OH  45263

Fifth Third Bank Trust                                       ______%
38 Fountain Square 1090 F2
Cincinnati, OH  45263

Fifth Third Bond Fund for Income-Investment A Shares
----------------------------------------------------

FISERV Securities Inc.                                       ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Bond Fund for Income-Investment C Shares
----------------------------------------------------

FISERV Securities Inc.                                       ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Bond Fund for Income-Institutional Shares
-----------------------------------------------------

Fifth Third Bank                                             ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Quality Bond Fund-Investment A Shares
-------------------------------------------------

FISERV Securities Inc.                                       ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Bond Fund-Investment C Shares
-------------------------------------------------

FISERV Securities Inc.                                       ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Bond Fund-Institutional Shares
--------------------------------------------------

Fifth Third Bank                                             ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                             ______%

Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                             ______%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Securities Fund-Investment A Shares
----------------------------------------------------------

FISERV Securities Inc.                                       ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Government Securities Fund-Investment C Shares
----------------------------------------------------------

FISERV Securities Inc.                                       ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Government Securities Fund-Institutional Shares
-----------------------------------------------------------

Fifth Third Bank                                                  ______%
Trust and Investment Securities C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                  ______%

Trust and Investment Securities R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                  ______%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Municipal Bond Fund-Investment A Shares
---------------------------------------------------

FISERV Securities Inc.                                            ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Municipal Bond Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                                  ______%
Trust and Investment Securities C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Ohio Tax Free Fund-Investment A Shares
--------------------------------------------------

FISERV Securities Inc.                                            ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Ohio Tax Free Fund-Investment C Shares
--------------------------------------------------

FISERV Securities Inc.                                            ______%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Ohio Tax Free Fund-Institutional Shares
---------------------------------------------------

Fifth Third Bank                                                  ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Money Market Fund-Investment A Shares
------------------------------------------------------------

Fifth Third Bank Trust Dept                                       ______%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Government Money Market Fund-Institutional Shares
-------------------------------------------------------------

Fifth Third Bank Trust Dept                                       ______%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Prime Money Market Fund-Investment A Shares
-------------------------------------------------------

Fifth Third Bank Trust Dept                                       ______%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Prime Money Market Fund-Institutional Shares
--------------------------------------------------------

Fifth Third Bank Trust Dept                                       ______%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Tax Exempt Money Market Fund-Investment A Shares
------------------------------------------------------------

FISERV Investor Securities Inc.                                   ______%
Non NSCC House Account
2005 Market St., 14/th/ Floor
Philadelphia, PA  19103

Fifth Third Tax Exempt Money Market Fund-Institutional Shares
-------------------------------------------------------------

Fifth Third Bank                                                  ______%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third U.S. Treasury Money Market Fund-Institutional Shares
----------------------------------------------------------------

Fifth Third Bank Trust Dept                                       ______%
38 Fountain Square Plaza
Cincinnati, OH 45202

BISYS Fund Services                                               ______%
3435 Stelzer Rd.
Columbus, OH  43219



Trustees' Compensation

                                             Aggregate Compensation
Name and Position with Trust                       from Trust*+
----------------------------                       ------------

Edward Burke Carey, Trustee                          $____
Lee A. Carter, Trustee                               $____
Albert E. Harris, Trustee, Chairman of the Board     $____


* Information is furnished for the fiscal year ended July 31, 2000. The Trust is the only investment company in the Fund complex.



Trustee Liability

     The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

     Each of the Trust, Fifth Third Bank, Heartland, Morgan Stanley Dean Witter Investment Management Inc., and Fort Washington Investment Advisors, Inc. as investment advisor or investment sub-advisor to one or more Funds, and BISYS, as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                         INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

     Fifth Third Bank serves as investment advisor to all Funds other than Pinnacle Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

     Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by Fifth Third Bank and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's, Heartland's or affiliates' lending relationship with an issuer.

Advisory Fees

     For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds (other than Funds in existence for less than one year) and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2000, July 31, 1999, and July 31, 1998 (amounts in thousands):

                                     Year ended      Amount       Year ended       Amount      Year ended       Amount
 Fund Name                          July 31, 2000  Waived-2000  July 31, 1999   Waived-1999   July 31, 1998  Waived-1998
 ---------                          -------------  -----------  -------------   ------------  -------------  -------------
 Government Securities Fund                                            $  261        $   38          $  228       $33
 Quality Bond Fund                                                        680            --             545        --
 Ohio Tax Free Bond Fund                                                1,122            79             980        --
 Quality Growth Fund                                                    4,920            --           3,810        --
 Mid Cap Fund                                                           1,753            --           1,725        --
 Balanced Fund                                                          1,673            --           1,217        --
 International Equity Fund                                              1,634            --           1,471        --
 Equity Income Fund                                                     1,311            --           1,088        --
 Bond Fund For Income                                                   1,369            --             938        --
 Municipal Bond Fund                                                      661            --             591        --
 Cardinal Fund                                                          1,364*           --             n/a        n/a
 Pinnacle Fund                                                            586            --             129        --
 Government Money Market Fund                                           2,789            --           1,284        52
 Prime Money Market Fund                                                1,657            83           1,762        88
 Tax Exempt Money Market Fund                                             185            60*            n/a        n/a
 U.S. Treasury Money Market Fund                                        3,707         1,298           2,795       978

_______________
*Reflects operations for the period October 1, 1998 through July 31, 1999.

Sub-advisors

     Morgan Stanley Dean Witter Investment Management Inc. is the sub-advisor to International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Morgan Stanley Dean Witter Investment Management Inc. Fort Washington Investment Advisors, Inc. is the Sub-advisor to Ohio Money Market Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a subsidiary of The Western and Southern Life Insurance Company. Sub-advisory Fees

     For its sub-advisory services, each of Morgan Stanley Dean Witter Investment Management Inc. ("Morgan Stanley") and Fort Washington Investment Advisors, Inc. ("Fort Washington") receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

     For the year ended July 31, 1998, Morgan Stanley earned fees from International Equity Fund of $777,259. For the year ended July 31, 1999, Morgan Stanley earned fees from International Equity Fund of $735,375. Fort Washington earned fees of $___________ for the Ohio Money Market Fund for the period from __________, 1999 to July 31, 1999. For the year ended July 31, 2000, Morgan Stanley earned fees of $___________ from the International Equity Fund and Fort Washington earned fees of $____________ for the Ohio Money Market Fund.

Administrative Services

     BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds (other than Funds in existence for less than one year) for the fees set forth in the prospectus. The following shows all fees earned by BISYS for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1998, July 31, 1999, and July 31, 2000 (amounts in thousands):

                                     Year ended      Amount       Year ended      Amount      Year ended       Amount
            Fund Name               July 31, 2000  Waived-2000  July 31, 1999   Waived-1999  July 31, 1998  Waived-1998
            ---------               -------------  -----------  -------------   -----------  -------------  ------------
 Government Securities Fund                                            $   83          $ 46         $   76         $41
 Quality Bond Fund                                                        217           120            180          99
 Ohio Tax Free Fund                                                       358           176            324         142
 Quality Growth Fund                                                    1,079           290            865         100
 Mid Cap Fund                                                             385           156            383         116
 Balanced Fund                                                            367            91            277         116
 International Equity Fund                                                292            --            265          --
 Equity Income Fund                                                       288            75            247         113
 Bond Fund For Income                                                     437            70            310         111
 Municipal Bond Fund                                                      211           116            196         108
 Cardinal Fund                                                            400*           25            n/a         n/a
 Pinnacle Fund                                                            129             9             22          11
 Government Money Market Fund                                           1,245           697            582         321
 Prime Money Market Fund                                                  741           372            801         441
 Tax Exempt Money Market Fund                                              66*           37            n/a         n/a
 U.S. Treasury Money Market Fund                                        1,659           927          1,267         699

________________
*Reflects operations for the period October 1, 1998 through July 31, 1999.

     Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1998, July 31, 1999, and July 31, 2000, Fifth Third Bank earned the following sub-administrative fees (amounts in thousands):

                                        Year Ended       Year Ended       Year Ended
     Fund Name                        July 31, 2000    July 31, 1999    July 31, 1998
     ---------                        ---------------  ---------------  ---------------
     Government Securities Fund             $               $ 12            $ 10
     Quality Bond Fund                      $               $ 31            $ 24
     Ohio Tax Free Fund                     $               $ 51            $ 44
     Quality Growth Fund                    $               $154            $118
     Mid Cap Fund                           $               $ 55            $ 53
     Balanced Fund                          $               $ 52            $ 38


     International Equity Fund              $               $ 41            $ 36
     Equity Income Fund                     $               $ 41            $ 33
     Bond Fund for Income                   $               $ 62            $ 42
     Municipal Bond Fund                    $               $ 30            $ 27
     Cardinal Fund                                          $ 68              n/a
     Pinnacle Fund                                          $ 18            $  3
     Government Money Market Fund           $               $174            $ 79
     Prime Money Market Fund                $               $104            $109
     Tax Exempt Money Market Fund                           $ 11              n/a
     U.S. Treasury Money Market Fund        $               $232            $172

Custody of Fund Assets

     Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For fiscal years ended July 31, 2000, July 31, 1999, and July 31, 1998, those fees were approximately $________, $510,000 and $449,000, respectively.

Transfer Agent and Dividend Disbursing Agent

     Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third for providing transfer agency and dividend disbursing agency services, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2000, July 31, 1999, and July 31, 1998 (amounts in thousands):

                                       Year Ended July 31,      Year Ended July 31,     Year Ended July 31,
Fund Name                                     2000                      1999                  1998
---------                            ----------------------------------------------------------------------
Government Securities Fund                     $                      $16                      $12
Quality Bond Fund                              $                      $28                      $19
Ohio Tax Free Fund                             $                      $44                      $28
Quality Growth Fund                            $                      $90                      $25
Mid Cap Fund                                   $                      $51                      $36
Balanced Fund                                  $                      $32                      $14
International Equity Fund                      $                      $73                      $51

Equity Income Fund                             $                      $ 30                     $24
Bond Fund for Income                           $                      $ 28                     $22
Municipal Bond Fund                            $                      $ 25                     $23
Cardinal Fund                                                         $ 28                     n/a
Pinnacle Fund                                                         $ 38                     $10
Government Money Market Fund                   $                      $285                     $14
Prime Money Market Fund                        $                      $ 23                     $28
Tax Exempt Money Market Fund                                          $ 52                     n/a
U.S. Treasury Money Market Fund                $                      $ 35                     $25




     BISYS Fund Services Limited Partnership ("BISYS") serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event, the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.


LEGAL COUNSEL

     Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors and Sub-advisors look for prompt execution of the order at a favorable price. In working with dealers, the Advisors and Sub-advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors and Sub-advisors make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

     The Advisors and Sub-advisors may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and Sub-advisors and may include, advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

     The Advisors and Sub-advisors and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts: For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Tax Free Bond, $2,767 of $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Equity Income, $67,699 of the $263,461 total brokerage commissions paid; Bond Fund for Income, $700 of the $700 total brokerage commissions paid; Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; Cardinal, $196,608 of the $196,608 total brokerage commissions paid; and

Pinnacle, $134,823 of the $134,823 total brokerage commissions paid. For the fiscal year ended July 31, 1998, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:



     Research services provided by brokers may be used by the Advisors and Sub-advisors in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors and Sub-advisors or their affiliates might otherwise have paid, it would tend to reduce their expenses.

     Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors and Sub-advisors, the Advisors and Sub-advisors may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisors and Sub-advisors are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors and Sub-advisors to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

     During the fiscal year ended July 31, 2000, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:


Fund              Security           Principal/Shares  Market Value
----              --------           ----------------  ------------

Quality Bond Fund

Balanced Fund

International Equity

Equity Income Fund

Cardinal Fund

Mid Cap Fund


Brokerage commissions paid by the Funds in secondary trading are as follows:

                                       Fiscal Year Ended   Fiscal Year Ended     Fiscal Year Ended
  Fund Name                             July 31, 2000         July 31, 1999        July 31, 1998
  ---------
  Government Securities Fund                  $                       n/a           $  1,250
  Quality Bond Fund                           $                       n/a           $    300
  Ohio Tax Free Fund                          $                  $  2,768                n/a
  Quality Growth Fund                         $                  $ 405,47           $495,026
  Mid Cap Fund                                $                  $313,878           $230,000
  Balanced Fund                               $                  $145,176           $111,172
  International Equity Fund                   $                  $114,330           $163,055
  Equity Income Fund                          $                  $281,046           $156,975
  Bond Fund For Income                                                n/a           $    625
  Municipal Bond Fund                                            $  2,740           $  2,000
  Cardinal Fund                               $                  $231,463           $118,629
  Pinnacle Fund                                                  $141,898           $ 16,967
  Government Money Market Fund                                        n/a                n/a
  Prime Money Market Fund                                             n/a                n/a
  Tax Exempt Money Market Fund                                        n/a                n/a
  U.S. Treasury Money Market Fund                                     n/a                n/a

                               PURCHASING SHARES

     Shares of the Funds are sold at their net asset value, less any applicable sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement (Investment C Shares
Only)

     With respect to Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

     The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

     Pursuant to the Plan, with respect to Investment A Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month.

     Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares, are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. [Investment B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these Shares.]

     Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2000, the Distribution Plan received $_______ pursuant to the Plan. For the fiscal year ended July 31, 1999, the Distributor received $119,000 pursuant to the Plan.

     With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

     For the fiscal year ended July 31, 2000, the Funds paid $________ to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

     Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Investment B Shares to Investment A Shares

     A shareholder's Investment B Shares of the Fund, including all Shares received as dividends or distributions with respect to such Shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such Shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per Share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the Shares so converted.

Conversion to Federal Funds

     It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

     Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

     A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

     Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

     Financial professionals who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the Distributor may elect to pay up to the following amounts:

         AMOUNT OF                   INVESTMENT       INVESTMENT      INVESTMENT
       INVESTMENT ($)                 A SHARES         B SHARES        C SHARES
       --------------                 --------         --------        --------
Under 50,000                          3.825%
50,000 but under 100,000               3.40%
100,000 but under 150,000              2.55%
150,000 but under 250,000              1.70%
250,000 but under 500,000              0.85%
500,000 and above                      0.50%*

______________

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the Distributor which provides for such payment. The Distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the Distributor to provide for such payment.

     Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.


                               REDEEMING SHARES

     Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

     Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

Redemption in Kind

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

     No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.


                          DETERMINING NET ASSET VALUE

     Net asset values of the Funds generally may change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus. The Money Market funds attempt to maintain a net asset value per share of $1.00.

Determining Market Value of Securities

     The value of the Funds' portfolio securities (with the exception of the Money Market funds) are determined as follows:

 .    for equity securities, according to the last sale price on a national securities exchange, if available;

 .    in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 .    for unlisted equity securities, the latest bid prices;

 .    for bonds and other fixed income securities, as determined by an independent pricing service;

 .    for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

 .    for all other securities, at fair value as determined in good faith by the
     Board of Trustees.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Valuing Municipal Bonds

     With respect to Ohio Tax Free Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

     The Trustees have decided that the fair value of debt securities authorized to be purchased by the Money Market funds and by the other Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures

     For the Money Market funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

     For the Money Market funds, SEC rules require that a Money Market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a Money Market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market fund.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

     A Money Market fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

     In periods of rising interest rates, the indicated daily yield on shares of a Money Market fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of regular trading on the New York Stock Exchange. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                  TAX STATUS

Qualification as a Regulated Investment Company

     Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

Distributions

     Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in Fund shares through automatic reinvestment. Any dividend declared by a Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

     If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Selling Shares

     Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

     Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Borrowing

     If a Fund Shareholder borrows money to buy Fund Shares, such Shareholder may not deduct the interest on that loan. Under Internal Revenue Service rules, Fund Shares may be treated as having been bought with borrowed money even if the purchase of the Fund Shares cannot be traced directly to borrowed money.

Hedging

     If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

     A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

     The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

     The foregoing discussion and the one below regarding the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund under "TAX STATUS" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

Additional Tax Information Concerning the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund

     Federal Taxation. As indicated in their respective Prospectuses, the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund are designed to provide individual Shareholders with current tax-exempt interest income. None of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Shares of the Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.

     The Code permits a regulated investment company that invests at least 50% of its total assets in tax-free municipal securities (at the close of each quarter of the Fund's taxable year) to pass through to its investors, tax-free, net municipal securities interest income to the extent such interest would be exempt if earned directly. Because the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund intend to be qualified to pay such exempt-interest dividends, these Funds will be limited in their ability to enter into taxable transactions, such as forward commitments, repurchase agreements, securities lending transactions, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy of the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund is to pay at least annually as dividends substantially all of each Fund's municipal securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof derived from interest excludable from gross income and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but the aggregate of such dividends may not exceed the net municipal securities interest received by each Fund during the taxable year.

     Exempt-interest dividends may be treated by Shareholders of the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund as items of interest excludable from their gross income. However, each such Shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would remain excludable if such Shareholder were treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by such Funds. In addition, exempt-interest dividends may be taxable for federal alternative minimum tax purposes and for state and local purposes.

     The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund will distribute substantially all of any investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Distributions of such income will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations is not expected to apply to such distributions.

     Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

     Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds).

     A Fund's investments in municipal securities issued at a discount and certain other portfolio positions will require the Fund to accrue and distribute income and gains not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore eliminate any tax liability at the Fund level.

     Like the other Funds, if for any taxable year the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund do not qualify for the special tax treatment afforded regulated investment companies, all of such Fund's taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to Shareholders), and municipal securities interest income, although not taxable to the Funds themselves, would be taxable to Shareholders as ordinary income when distributed as dividends.

Foreign Taxes

     Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

     With respect to Ohio Tax Free Fund, Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

Capital Gains

     With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

     With respect to Ohio Tax Free Fund, Ohio Money Market Fund and Municipal Bond Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: the availability of higher relative yields; differentials in market values; new investment opportunities; changes in creditworthiness of an issuer; or an attempt to preserve gains or limit losses.

     Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

State and Local Taxes

     The Government Money Market Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantages to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

Foreign Taxes

     Investment income on certain foreign securities in which the Funds (other than the Money Market Funds) may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.

                            PERFORMANCE INFORMATION

Total Return (1)

                             Institutional Shares
                          Average Annual Total Return

                      For the Period Ended July 31, 2000


                                                                   Since
Fund Name                          1 Year    5 Years   10 Years  Inception
---------                          ------    -------   --------  ---------
U.S. Government Securities Fund
Quality Bond Fund
Ohio Tax Free Bond Fund
Quality Growth Fund
Mid Cap Fund
Balanced Fund
International Equity Fund
Equity Income Fund
Bond Fund for Income
Municipal Bond Fund
Cardinal Fund
Pinnacle Fund
Government Money Market Fund
Prime Money Market Fund
Tax Exempt Money Market Fund
U.S. Treasury Money Market Fund


                              Investment A Shares
                         Average Annual Total Returns

                     For the Period Ended July 31, 2000

                                                                   Since
Fund Name                          1 Year    5 Years   10 Years  Inception
---------                          ------    -------   --------  ---------
U.S. Government Securities Fund
Quality Bond Fund
Ohio Tax Free Bond Fund
Quality Growth Fund
Mid Cap Fund
Balanced Fund
International Equity Fund
Equity Income Fund
Bond Fund for Income
Municipal Bond Fund
Cardinal Fund
Pinnacle Fund
Government Money Market Fund
Prime Money Market Fund
Tax Exempt Money Market Fund

                              Investment C Shares
                          Average Annual Total Return

                      For the Period Ended July 31, 2000


                                                                   Since
Fund Name                          1 Year    5 Years   10 Years  Inception
                                   ------    -------   --------  ---------
U.S. Government Securities Fund
Quality Bond Fund
Ohio Tax Free Bond Fund
Quality Growth Fund
Mid Cap Fund
Balanced Fund
International Equity Fund
Equity Income Fund
Bond Fund for Income
Cardinal Fund
Pinnacle Fund


_____________

(1) Investment B Shares are a new class of Shares, and as of the date of this Statement of Additional Information, there is no performance history.


Yield (1)

     In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2000 were as follows:

                                      Institutional Shares  Investment A Shares  Investment
                                      --------------------  -------------------  ----------
C Shares
--------
U.S. Government Securities Fund
Quality Bond Fund
Ohio Tax Free Bond Fund
Balanced Fund
Bond Fund for Income
Municipal Bond Fund

_____________

(1) Investment B Shares are a new class of Shares, and as of the date of this Statement of Additional Information, there is no performance history.

     For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

     The Ohio Tax Free Bond Fund, the Ohio Money Market Fund and the Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Tax Free Bond Fund for the 30-day period ended July 31, 2000, was ____%, while the tax-equivalent yield for the Municipal Bond fund for the 30-day period ended July 31, 2000, was ____%. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.

Tax Equivalency Table

     The Ohio Tax Free Fund, the Ohio Money Market Fund and Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the State of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicates, a "tax-free" investment in the Ohio Tax Free Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                                     TAXABLE YIELD EQUIVALENT FOR 2000
                                               STATE OF OHIO
                                           FEDERAL TAX BRACKET:
                                15.00%        28.00%             31.00%            36.00%         39.60%

                                   COMBINED FEDERAL AND STATE TAX BRACKET:
                               19.425%       33.012%            37.650%           43.228%        46.828%

           SINGLE               $1-         $26,251-           $63,551-         $132,601-        OVER
           RETURN              26,250        63,550            132,600           288,350       $288,351
      Tax-Exempt Yield                                 Taxable Yield Equivalent

           1.50%                 1.86%        2.24%              2.41%            2.64%          2.82%
           2.00%                 2.48%        2.99%              3.21%            3.52%          3.76%
           2.50%                 3.10%        3.73%              4.01%            4.40%          4.70%
           3.00%                 3.72%        4.48%              4.81%            5.28%          5.64%
           3.50%                 4.34%        5.22%              5.61%            6.17%          6.58%
           4.00%                 4.96%        5.97%              6.42%            7.05%          7.52%
           4.50%                 5.58%        6.72%              7.22%            7.93%          8.46%
           5.00%                 6.21%        7.46%              8.02%            8.81%          9.40%
           5.50%                 6.83%        8.21%              8.82%            9.69%         10.34%
           6.00%                 7.45%        8.96%              9.62%           10.57%         11.28%

   The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Therefore, there is a possibility that your yield may be higher than those disclosed in the table. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

   The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Bond Fund Shares.

   Some portion of Ohio Tax Free Fund's and Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


                            PERFORMANCE COMPARISONS

     Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

     Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

     Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

 . Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity
   Fund)

 . Lehman Muni Bond Fund Index is a broad-based total return index comprised of 8,000 Investment grade, fixed rate, tax-exempt, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one month lag.

 . Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Quality Bond and Bond Fund For Income)

 . Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

 . Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

 . Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

 . Lehman Brothers Intermediate Government/Corporate Bond Index: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond, Government Securities, and Bond Fund For Income)

 . Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

 . Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

 .  Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately
   66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities
   Fund)

 . Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond, and Bond Fund For Income)

 . Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond and Bond Fund For Income)

 . Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

 . Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)

 . Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

 . Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Quality Bond, and Bond Fund For Income)

 .  Salomon Brothers 3-5 Year Government Index quotes total returns for U.S.
   Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

 . S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

 .  Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400
   Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Cardinal, Pinnacle and Equity Income Funds)

 . Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap
   Fund)

     Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales load.


                             FINANCIAL STATEMENTS

     The financial statements for the Funds for the fiscal year ended July 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2000. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- I +.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1 +--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

 . Leading market positions in well-established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996)
     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996)
     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)
     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998)
     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III
                              BENEFICIAL INTEREST


Section 1. Shares of Beneficial Interest.

     The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
     Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

     Fifth Third Balanced Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Bond Fund for Income;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Cardinal Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Prime Money Market Fund;
       Investment A Shares;
       Investment B Shares;
       Institutional Shares;
     Fifth Third Equity Income Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Government Money Market Fund;
       Investment A Shares;
       Institutional Shares;
     Fifth Third International Equity Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Mid Cap Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Municipal Bond Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Ohio Tax Free Bond Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;

     Fifth Third Pinnacle Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Quality Bond Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Quality Growth Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Tax Exempt Money Market Fund;
       Investment A Shares;
       Institutional Shares;
     Fifth Third U.S. Government Securities Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares; and

     Fifth Third U.S. Treasury Money Market Fund;
       Institutional Shares;
     Fifth Third Technology Fund;
       Investment A Shares;
       Investment B Shares;
       Investment C Shares;
       Institutional Shares;
     Fifth Third Ohio Tax Exempt Money Market Fund;
       Investment A Shares;
       Institutional Shares;

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class.

Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

(b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

(c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in
Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

(d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

(e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

(f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

(g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

(h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.


                                  ARTICLE IV
                                 THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                 ARTICLE VIII
                   SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.


Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X
                         DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                  ARTICLE XI
                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                  ARTICLE XII
                                 MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                  ARTICLE IV
                            SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                  ARTICLE IX
                   INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                  ARTICLE XIV
                            REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.


(d)    (i)   Investment Advisory Contract of the Registrant through and including Exhibit J (incorporated by reference to Registrant's
             Post-Effective Amendment No. 15 on Form N-1A filed February 28,
             1995).

             (A) Exhibits K, L, and M to the Investment Advisory Contract of Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

             (B) Exhibits N and 0 to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                  1998).

             (C) Exhibits P and Q to the Investment Advisory Contract dated May 25, 2000 are filed herewith.


       (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994).

       (iii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

       (iv) Sub-Advisory Agreement dated April 27, 2000 including Exhibit A for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Bank and Fort Washington Investment Advisors, Inc. is filed herewith.

(e)    (i)   Distribution Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996).

             (A) Amended Schedules A, B and C to the Distribution Agreement dated March 15, 2000 are filed herewith.

       (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

             (A) Amended Exhibit A to Administrative Service Agreement dated March 15, 2000 is filed herewith.

(f)  Not applicable.

(g)    (i)   Custody Agreement of the Registrant (incorporated by reference to
             Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

             (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

             (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                  1999).

       (ii) [Foreign] Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

             (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

             (B) [Foreign Custody Manager] Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)    (i)   Transfer Agency and Accounting Services Agreement of the Registrant
             (incorporated by reference to Registrant's Post-Effective Amendment
             No. 15 on Form N-1A filed February 28, 1995).

             (A) Form of Amended Schedule A to Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on or about June 14,
                  2000).

       (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

                 (A) Amendment to the Management and Administration Agreement dated January 1, 2000 is filed herewith.

                 (B) Amended Schedule A to the Management and Administration Agreement dated March 15, 2000 is filed herewith.

           (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

                 (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 is filed herewith.

                 (B) Amended Schedule A to the Sub-Administration Agreement dated March 15, 2000 is filed herewith.

           (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C is filed herewith.

(i)      Opinion of Ropes & Gray is filed herewith.

(j)        (ii)  Consent of Ropes & Gray is filed herewith.

(k)      Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m)        (i)   Amended Rule l2b-1 Plan dated December 1, 1995 including
                 Exhibits A and B dated March 15, 2000 is filed herewith.

           (ii) Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 is filed herewith.

           (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 including Exhibit A as amended March 15, 2000 is filed herewith.

           (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 is filed herewith.

(n) Amended and Restated Multiple Class Plan including Exhibit A, as amended March 15, 2000 is filed herewith.

(p)(i)   Codes of Ethics for Fifth Third Funds.

(p)(ii)  Code of Ethics for Fifth Third Bank.

(p)(iii) Code of Ethics for BISYS Fund Services.

(p)(iv)  Code of Ethics for Morgan Stanley Dean Witter Investment Management
         Inc.

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Adviser

FIFTH THIRD BANK

Other Substantial
Position with                   Business, Profession,
Name                            Fifth Third Bank                          Vocation or Employment
----                            ---------------------                     ----------------------
George A. Schaefer, Jr.         President, Chief Executive Officer
                                and Director                              None
Stephen J. Schrantz             Executive Vice President                  None
P. Michael Brumm                Executive Vice President                  None
Michael K. Keating              Executive Vice President,
                                Trust Officer and Secretary               None
Robert P. Niehaus               Executive Vice President                  None
Michael D. Baker                Executive Vice President                  None
James J. Hudepohl               Executive Vice President                  None
Gerald L. Wissel                Executive Vice President and
                                Director of Audit                         None
Henry W. Hobson, III            Senior Vice President                     None
J. Patrick Bell                 Senior Vice President                     None
Tom A. Bobenread                Senior Vice President                     None
Edward H. Silva, Jr.            Senior Vice President                     None
Neal E. Arnold                  Senior Vice President and
                                Chief Financial Officer                   None
Paul L. Reynolds                Senior Vice President, General
                                Counsel and Assistant Secretary           None
James D. Berghausen             Senior Vice President & Chief             None
                                Investment Officer
Barry L. Boerstler              Senior Vice President                     None
Richard A. Bondie               Senior Vice President                     None
Roger W. Dean                   Senior Vice President & Bancorp
                                Controller                                None
Diane L. Dewbrey                Senior Vice President & Cashier           None
Sandra L. Lobert                Senior Vice President & Trust
                                Officer                                   None
William J. Moran                Senior Vice President                     None
Ronald A. Stahl                 Senior Vice President & Trust
                                Officer                                   None
Darryl F. Allen                 Director                                  Chairman, President and CEO,
                                                                          Aeroquip Vickers, Inc.
John F. Barrett                 Director                                  President and CEO, The Western-
                                                                          Southern Life Insurance Company
Gerald V. Dirvin                Director                                  Former Executive Vice President, The
                                                                          Proctor & Gamble Company
Thomas B. Donnell               Director                                  Chairman, Fifth Third Bank of
                                                                          Northwestern Ohio
Richard T. Farmer               Director                                  Chairman, Cintas Corp.

Ivan W. Gorr                    Director                                  Former Chairman and CEO, Cooper
                                                                          Tire & Rubber Co.
Joseph H. Head, Jr.             Director                                  Chairman & CEO, Atkins and Pearce
Joan R. Herschede               Director                                  Former President and CEO, The Frank
                                                                          Herschede Company
Allen M. Hill                   Director                                  President and CEO, Dayton Power &
                                                                          Light, Inc.
William G. Kagler               Director                                  Former Chairman of the Executive
                                                                          Committee of the Board of Directors,
                                                                          Skyline Chili, Inc.
James D. Kiggen                 Director                                  Chairman, Xtek, Inc.
Jerry L. Kirby                  Director                                  Chairman, Fifth Third Bank of
                                                                          Western Ohio
Mitchel D. Livingston, Ph.D.    Director                                  Vice President for Student Affairs &
                                                                          Human Resources, University of
                                                                          Cincinnati
Robert B. Morgan                Director                                  President and CEO, Cincinnati
                                                                          Financial Corp.
David E. Reese                  Director                                  Chairman, Fifth Third Bank of the
                                                                          Southwest
James E. Rogers                 Director                                  Vice Chairman, President & CEO,
                                                                          CINergy
Brian H. Rowe                   Director                                  Chairman Emeritus, GE Aircraft
                                                                          Engines
John J. Schiff, Jr.             Director                                  Chairman, Cincinnati Financial Corp.
Donald B. Shackelford           Director                                  Chairman, Fifth Third Bank of
                                                                          Columbus
Dennis J. Sullivan, Jr.         Director                                  Executive Counselor, Dan Pinger
                                                                          Public Relations
Dudley S. Taft                  Director                                  President, Taft Broadcasting Co.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                 Officers (Principals and Managing Directors)

John R. Alkire, Managing Director          Terence P. Carmichael, Principal
James A. Allwin, Managing Director         Arthur Certosimo, Principal
Arden C. Armstrong, Managing Director      Marc Crespi, Principal
Thomas L. Bennett, Managing Director       Jan Daikuhara, Principal
Barton M. Biggs, Managing Director         Jacqueline A. Day, Principal
Francine J. Bovich, Managing Director      Dana L. Dortone, Principal
Frances Campion, Managing Director         Raye L. Dube, Principal
Stephen C. Cordy, Managing Director        Hassan Elmasry, Principal
Madhav Dhar, Managing Director             Abigail Jones Feder, Principal

Kenneth B. Dunn, Managing Director                 Frits Nicolas Simon Fiena, Principal
Stephen F. Esser, Managing Director                Eugene Flood, Jr., Principal
Philip W. Friedman, Managing Director              Robert J. Formisano, Principal
J. David Germany, Managing Director                Thomas C. Frame, Principal
Nicholas J. Kovich, Managing Director              W. Blain Gern, Principal
Maryann K. Maiwald, Managing Director              William B. Gerlach, Principal
Robert J. Marcin, Managing Director                Stephen T. Golding, Principal
Robert L. Meyer, Managing Director                 Robert L. Haoin, Principal
Frank P.L. Minard, Managing Director               Perry E. Hall 11, Principal
Margaret B. Nayulor, Managing Director             Ellen D. Harvey, Principal
Russell C. Platt, Managing Director                John D. Hevner, Principal
Scott F. Richard, Managing Director                Kimberly L. Hirschman, Principal
Robert A. Sargent, Managing Director               Ruth A. Hughes-Guden, Principal
Gary G. Schlarbaum, Managing Director              Tracey H. Ivey, Principal
Vinod R. Sethi, Managing, Director                 Timothy D. Jansen, Principal
Dennis G. Sherva, Managing Director                Margaret Kinsley Johnson, Principal
James L. Tanner, Managing Director                 James Jolinger, Principal
Ann Thivierge, Managing Director                   Michael F. Klein, Principal
Horacio A. Valeiras, Managing Director             Paul W. Klug, Jr., Principal
James R. Tanner, Managing Director                 George Kosby, Principal
Mama C. Whittington, Managing Director             Steven K. Kreider, Principal
Richard G. Woolworth, Jr., Managing Director       Michael B. Kushma, Principal
Richard B. Worley, Managing Director               Khoon-Min Lim, Principal
Warren J. Ackerman, 111, Principal                 Marianne J. Lippmann, Principal
Susan S. Akers, Principal                          William David Lock, Principal
Robert E. Angevine, Principal                      Jeremy Lodewick, Principal
W. David Armstrong, Principal                      Gordon W. Loery, Principal
Eileen M. Barron, Principal                        Yvonne Lonorley, Principal
Gerald P. Barth-Wehrenalp, Principal               Andrew John Mack, Principal
Glenn E. Becker, Principal                         Gary J. Mangino, Principal
Richard M. Behler, Principal                       Angelo G. Maniowoekis, Principal
Stephen H. Belgrad, Principal                      James J. Manley, Principal
William Bentley, Principal                         Jeffrey Margolis, Principal
Theodore R. Bigman, Principal                      Ian Martin, Principal
E. Clayton Boggs, Principal                        M. Paul Martin, Principal
Stuart H. Bohart, Principal                        Teresa E. Martini, Principal
Richard F. Brereton, Principal                     Walter Maynard, Jr., Principal
Andrew C. Brown, Principal                         Phoebe Mcbee, Principal
Jeffry P. Brown, Principal                         Alexis C. McCarthy, Principal
Angelica T. Cantlon, Principal                     Milesh Modi, Principal
Mary Ann Milias St. Peter, Principal               Yoshiro Okawa, Principal
Paul F. O'Brien, Principal                         Christopher G. Petrow, Principal
Wayne D. Peterson, Principal                       Akash Prakash, Principal
Andreas Ludwig J. Povell, Principal                Gail H. Reeke, Principal
Narayan Rachmachandran, Principal                  Christine 1. Reilly, Principal
Ronald R. Reese, Principal                         Stepano Russo, Principal
Christian G. Roth, Principal                       James H. Scott, Principal
James D. Schmid, Principal                         Roberto M. Sella, Principal
Kiat Seng Seah, Principal                          Andy B. Skov, Principal
Stephen C. Sexauer, Principal                      Joseph P. Stadler, Principal
Kim L. Spellman, Principal                         Ram K. Sunclaram, Principal
Kunihiko Sugio, Principal                          Lorraine Truten, Principal
Ann D. Thivierge, Principal                        Roberto Vedovetto, Principal
Elizabeth A. Vale, Principal


Marjorie M. Wilcox, Principal                       Ram Willner, Principal
Philip W. Winters, Principal                        Bruce Wolfe, Principal
Peter John Wright, Principal                        Alford E. Zick, Principal


HEARTLAND CAPITAL MANAGEMENT, INC.

                                                      Other Substantial
                     Position with                    Business, Profession,
Name                 Heartland                        Vocation or Employment
----                 ---------                        ----------------------
Robert D. Markley    President and Chief Executive
                     Officer                          None
Thomas F. Maurath    Executive Vice President         None

Item 27. Principal Underwriters

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Govenor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Pacific Capital Funds, The Republic Investor Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, USAllianz Variable Insurance Products Trust and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of September 21, 2000 were as follows:

Name and Principal                                                  Positions and Offices with
Business Address             Positions and Offices with BISYS       Registrant
------------------           --------------------------------       --------------------------

WC Subsidiary Corp.          Sole Limited Partner                   None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219

Dennis Sheehan               Executive Officer                      None
3435 Stelzer Road
Columbus, Ohio 43219

William Tomko                Supervising Principal                  None
3435 Stelzer Road
Columbus, Ohio 43219

Gregory Trichtinger          Vice President                         None
3435 Stelzer Road
Columbus, Ohio 433219

Andrew Corbin                Vice President                         None
3435 Stelzer Road
Columbus, Ohio 43219

Robert Tuch                  Assistant Secretary                    None
3435 Stelzer Road
Columbus, Ohio 43219

Olu T. Lawal                 Fin-Op                                 None
3435 Stelzer Road
Columbus, Ohio 43219


(c)  Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Bank (Advisor, Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS (Administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204

Morgan Stanley Asset Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Forth Washington Investment Advisers, Inc. (Sub-Advisor to the Fifth Third Ohio Tax Exempt Money Market Fund)
420 East Fourth Street
Cincinnati, Ohio  45202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 29th day of September 2000.

FIFTH THIRD FUNDS



BY: /s/ Stephen G. Mintos
   --------------------------------------------
Stephen G. Mintos, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                                     Title                            Date
---------                                     -----                            ----
* /s/ Stephen G. Mintos          President
-----------------------
Stephen G. Mintos                (Principal Executive Officer)          September 29, 2000


* /s/ Gary R. Tenkman            Treasurer (Principal Financial
---------------------
Gary R. Tenkman                  and Accounting Officer)                September 29, 2000


* /s/ Edward Burke Carey         Trustee                                September 29, 2000
------------------------
Edward Burke Carey


* /s/ Lee A. Carter              Trustee                                September 29, 2000
-------------------
Lee A. Carter


* /s/ Albert E. Harris           Chairman and Trustee                   September 29, 2000
----------------------
Albert E. Harris

*By:   /s/ Alyssa Albertelli
    -----------------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                 EXHIBIT INDEX

(d) (i) (C)    Exhibits P and Q to the Investment Advisory Contract
(d) (iv)       Sub-Advisory Agreement including Exhibit A between Fifth Third
               Bank and Fort Washington Investment Advisers, Inc
(e) (i) (A)    Amended Schedules A, B and C to Distribution Agreement
(e) (ii) (A)   Amended Exhibit A to Administrative Service Agreement
(h) (ii) (A)   Amendment to Management and Administration Agreement
(h) (ii) (B)   Amended Schedule A to Management and Administration Agreement
(h) (iii) (A)  Amendment to Sub-Administration Agreement
(h) (iii) (B)  Amended Schedule A to Sub-Administration Agreement
(h) (iv)       Sub-Transfer Agency Agreement including Exhibits A-C
(i)            Opinion of Ropes & Gray
(j) (ii)       Consent of Ropes & Gray
(m) (i)        Amended Rule 12b-1 Plan including Exhibits A and B
(m) (ii)       Form of Rule 12b-1 Agreement including Exhibits A and B
(m) (iii)      Investment B Rule 12b-1 Plan including Exhibit A
(m) (iv)       Investment B Rule 12b-1 Agreement including Exhibits A and B
(n)            Amended and Restated Multiple Class Plan including Exhibit A
(p) (i)        Code of Ethics for Fifth Third Funds
(p) (ii)       Code of Ethics for Fifth Third Bank
(p) (iii)      Code of Ethics for BISYS Fund Services
(p) (iv)       Code of Ethics for Morgan Stanley Dean Witter Investment
               Management Inc.